UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07139

Fidelity Hereford Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Treasury Only Money Market Fund Fidelity® Treasury Only Money Market Fund : FDLXX

This semi-annual shareholder report contains information about Fidelity® Treasury Only Money Market Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Treasury Only Money Market Fund	$ 21	0.42%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$14,755,708,656
Number of Holdings	52
What did the Fund invest in?
(as of October 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	24.7
8-30	22.9
31-60	20.2
61-90	18.4
91-180	17.5
>180	0.1

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 103.8
Net Other Assets (Liabilities) - (3.8)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915052.101    415-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Series Treasury Bill Index Fund Fidelity® Series Treasury Bill Index Fund : FHQFX

This semi-annual shareholder report contains information about Fidelity® Series Treasury Bill Index Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Treasury Bill Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$1,741,415,260
Number of Holdings	19
Portfolio Turnover	0%
What did the Fund invest in?
(as of October 31, 2025)

COUPON DISTRIBUTION (% of Fund's net assets)
Zero coupon bonds	98.9

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 98.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	98.9
98.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915092.101    3224-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Money Market Fund Fidelity® Money Market Fund : SPRXX

This semi-annual shareholder report contains information about Fidelity® Money Market Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Money Market Fund	$ 21	0.42%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$136,718,704,160
Number of Holdings	280
What did the Fund invest in?
(as of October 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	62.7
8-30	14.0
31-60	10.1
61-90	4.4
91-180	9.9
>180	0.4

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 63.9
U.S. Treasury Obligations - 19.0
Commercial Paper - 13.6
Certificates of Deposit - 5.0
Net Other Assets (Liabilities) - (1.5)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915054.101    454-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Money Market Fund Fidelity® Money Market Fund Premium Class : FZDXX

This semi-annual shareholder report contains information about Fidelity® Money Market Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 15	0.30%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$136,718,704,160
Number of Holdings	280
What did the Fund invest in?
(as of October 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	62.7
8-30	14.0
31-60	10.1
61-90	4.4
91-180	9.9
>180	0.4

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 63.9
U.S. Treasury Obligations - 19.0
Commercial Paper - 13.6
Certificates of Deposit - 5.0
Net Other Assets (Liabilities) - (1.5)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915053.101    2738-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Government Money Market Fund Fidelity® Government Money Market Fund : SPAXX

This semi-annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Government Money Market Fund	$ 21	0.42%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$427,263,576,826
Number of Holdings	672
What did the Fund invest in?
(as of October 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	57.3
8-30	10.9
31-60	7.3
61-90	11.0
91-180	11.9
>180	3.4

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 39.0
U.S. Treasury Obligations - 36.1
U.S. Government Agency - Debt - 26.7
Net Other Assets (Liabilities) - (1.8)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915066.101    458-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Government Money Market Fund Fidelity® Government Money Market Fund Premium Class : FZCXX

This semi-annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 16	0.32%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$427,263,576,826
Number of Holdings	672
What did the Fund invest in?
(as of October 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	57.3
8-30	10.9
31-60	7.3
61-90	11.0
91-180	11.9
>180	3.4

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 39.0
U.S. Treasury Obligations - 36.1
U.S. Government Agency - Debt - 26.7
Net Other Assets (Liabilities) - (1.8)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915063.101    2741-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Government Money Market Fund Fidelity® Government Money Market Fund Daily Money Class : FZBXX

This semi-annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Daily Money Class	$ 36	0.70%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$427,263,576,826
Number of Holdings	672
What did the Fund invest in?
(as of October 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	57.3
8-30	10.9
31-60	7.3
61-90	11.0
91-180	11.9
>180	3.4

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 39.0
U.S. Treasury Obligations - 36.1
U.S. Government Agency - Debt - 26.7
Net Other Assets (Liabilities) - (1.8)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915062.101    2740-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Government Money Market Fund Fidelity® Government Money Market Fund Class S : FZSXX

This semi-annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$ 21	0.42%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$427,263,576,826
Number of Holdings	672
What did the Fund invest in?
(as of October 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	57.3
8-30	10.9
31-60	7.3
61-90	11.0
91-180	11.9
>180	3.4

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 39.0
U.S. Treasury Obligations - 36.1
U.S. Government Agency - Debt - 26.7
Net Other Assets (Liabilities) - (1.8)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915067.101    6461-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Government Money Market Fund Fidelity® Government Money Market Fund Class K6 : FNBXX

This semi-annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 13	0.25%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$427,263,576,826
Number of Holdings	672
What did the Fund invest in?
(as of October 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	57.3
8-30	10.9
31-60	7.3
61-90	11.0
91-180	11.9
>180	3.4

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 39.0
U.S. Treasury Obligations - 36.1
U.S. Government Agency - Debt - 26.7
Net Other Assets (Liabilities) - (1.8)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915065.101    3067-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Government Money Market Fund Fidelity® Government Money Market Fund Capital Reserves Class : FZAXX

This semi-annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Reserves Class	$ 48	0.95%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$427,263,576,826
Number of Holdings	672
What did the Fund invest in?
(as of October 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	57.3
8-30	10.9
31-60	7.3
61-90	11.0
91-180	11.9
>180	3.4

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 39.0
U.S. Treasury Obligations - 36.1
U.S. Government Agency - Debt - 26.7
Net Other Assets (Liabilities) - (1.8)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915061.101    2739-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Government Money Market Fund Fidelity® Government Money Market Fund Advisor M Class : FZGXX

This semi-annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor M Class	$ 36	0.70%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$427,263,576,826
Number of Holdings	672
What did the Fund invest in?
(as of October 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	57.3
8-30	10.9
31-60	7.3
61-90	11.0
91-180	11.9
>180	3.4

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 39.0
U.S. Treasury Obligations - 36.1
U.S. Government Agency - Debt - 26.7
Net Other Assets (Liabilities) - (1.8)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915064.101    3018-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity Flex® Government Money Market Fund Fidelity Flex® Government Money Market Fund : FLGXX

This semi-annual shareholder report contains information about Fidelity Flex® Government Money Market Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Government Money Market Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$183,353,060
Number of Holdings	151
What did the Fund invest in?
(as of October 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	52.2
8-30	10.7
31-60	8.5
61-90	10.5
91-180	10.5
>180	3.2

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 33.2
U.S. Government Agency - Debt - 32.7
Repurchase Agreements - 29.7
Net Other Assets (Liabilities) - 4.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915086.101    2897-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Treasury Digital Fund Fidelity® Treasury Digital Fund Liquidity : FYHXX

This semi-annual shareholder report contains information about Fidelity® Treasury Digital Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Liquidity	$ 9	0.18%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$330,347,651
Number of Holdings	12
What did the Fund invest in?
(as of October 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
8-30	47.4
31-60	40.6
61-90	12.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 100.0
Net Other Assets (Liabilities) - 0.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917095.100    8398-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Treasury Only Money Market Fund Fidelity® Treasury Only Money Market Fund Class OUS : FYIXX

This semi-annual shareholder report contains information about Fidelity® Treasury Only Money Market Fund for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 800-544-0275 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class OUS	$ 19	0.37%
Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$14,755,708,656
Number of Holdings	52
What did the Fund invest in?
(as of October 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	24.7
8-30	22.9
31-60	20.2
61-90	18.4
91-180	17.5
>180	0.1

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 103.8
Net Other Assets (Liabilities) - (3.8)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918351.100    9003-TSRS-1225

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF OCTOBER 31, 2025
Fidelity® Treasury Digital Fund Fidelity® Treasury Digital Fund OnChain : FYOXX

This semi-annual shareholder report contains information about Fidelity® Treasury Digital Fund for the period August 4, 2025 to October 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OnChain A	$ 5	0.20%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of October 31, 2025)

KEY FACTS
Fund Size	$330,347,651
Number of Holdings	12
What did the Fund invest in?
(as of October 31, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
8-30	47.4
31-60	40.6
61-90	12.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 100.0
Net Other Assets (Liabilities) - 0.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919695.100    9053-TSRS-1225

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Treasury Only Money Market Fund

Semi-Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Treasury Only Money Market Fund
Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 103.8%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 1/13/2026	3.90 to 3.93	246,000,000	244,074,321
US Treasury Bills 0% 1/15/2026	3.88 to 4.23	206,000,000	204,304,065
US Treasury Bills 0% 1/2/2026	3.90 to 4.24	139,000,000	138,036,663
US Treasury Bills 0% 1/20/2026	3.86 to 3.89	732,000,000	725,786,555
US Treasury Bills 0% 1/22/2026	3.85 to 3.88	237,000,000	234,942,045
US Treasury Bills 0% 1/27/2026	3.85	250,000,000	247,701,146
US Treasury Bills 0% 1/29/2026	3.77 to 4.21	283,000,000	280,235,140
US Treasury Bills 0% 1/6/2026	3.92 to 4.27	304,000,000	301,806,210
US Treasury Bills 0% 1/8/2026	3.89 to 4.23	321,000,000	318,612,123
US Treasury Bills 0% 11/12/2025	4.03 to 4.29	524,024,300	523,354,801
US Treasury Bills 0% 11/13/2025	4.04 to 4.28	459,000,000	458,369,697
US Treasury Bills 0% 11/18/2025	3.99 to 4.29	795,000,000	793,475,384
US Treasury Bills 0% 11/20/2025	4.02 to 4.25	590,000,000	588,718,994
US Treasury Bills 0% 11/25/2025	3.96 to 4.28	535,000,000	533,549,783
US Treasury Bills 0% 11/28/2025	4.02 to 4.26	475,000,000	473,539,727
US Treasury Bills 0% 11/4/2025	4.07 to 4.27	414,000,000	413,856,900
US Treasury Bills 0% 11/6/2025	4.00 to 4.30	980,000,000	979,435,689
US Treasury Bills 0% 12/11/2025	3.90 to 4.25	290,000,000	288,677,111
US Treasury Bills 0% 12/16/2025	3.98 to 4.13	200,000,000	198,998,525
US Treasury Bills 0% 12/18/2025	3.94	225,000,000	223,852,906
US Treasury Bills 0% 12/2/2025	3.92 to 4.27	473,000,000	471,370,785
US Treasury Bills 0% 12/23/2025	3.92 to 4.14	384,000,000	381,798,047
US Treasury Bills 0% 12/26/2025	3.90 to 4.18	138,249,000	137,430,362
US Treasury Bills 0% 12/30/2025	3.91 to 4.08	450,000,000	447,168,327
US Treasury Bills 0% 12/4/2025	3.96 to 4.31	409,000,000	407,483,081
US Treasury Bills 0% 12/9/2025	3.97 to 4.17	436,000,000	434,152,668
US Treasury Bills 0% 2/10/2026	3.82 to 3.84	289,000,000	285,936,431
US Treasury Bills 0% 2/12/2026	4.05 to 4.06	198,000,000	195,750,394
US Treasury Bills 0% 2/17/2026	3.85 to 3.86	150,000,000	148,288,312
US Treasury Bills 0% 2/19/2026	4.03	50,000,000	49,397,292
US Treasury Bills 0% 2/24/2026	3.78 to 3.79	326,000,000	322,109,997
US Treasury Bills 0% 2/3/2026	3.83 to 3.86	160,000,000	158,411,505
US Treasury Bills 0% 2/5/2026	4.06	100,000,000	98,938,667
US Treasury Bills 0% 3/12/2026	3.80 to 3.81	225,000,000	221,942,651
US Treasury Bills 0% 3/19/2026	3.79	245,000,000	241,510,881
US Treasury Bills 0% 3/26/2026	3.78	82,000,000	80,776,079
US Treasury Bills 0% 3/3/2026	3.74 to 3.83	378,000,000	373,362,408
US Treasury Bills 0% 3/5/2026	3.96 to 4.05	173,000,000	170,664,140
US Treasury Bills 0% 4/2/2026	3.79 to 3.80	74,000,000	72,838,256
US Treasury Bills 0% 4/23/2026	3.73	50,000,000	49,120,582
US Treasury Bills 0% 4/9/2026	3.77	75,000,000	73,776,031
US Treasury Notes 1.625% 5/15/2026	4.06	15,000,000	14,810,596
US Treasury Notes 2.25% 3/31/2026	3.85	59,000,000	58,619,660
US Treasury Notes 3 month U.S. Treasury Bill + 0.098%, 3.8635% 1/31/2027 (c)(d)	3.86 to 3.87	379,300,000	379,275,847
US Treasury Notes 3 month U.S. Treasury Bill + 0.15%, 3.9155% 4/30/2026 (c)(d)	3.91 to 3.92	318,000,000	318,028,330
US Treasury Notes 3 month U.S. Treasury Bill + 0.159%, 3.9245% 7/31/2027 (c)(d)	3.92 to 3.93	300,000,000	299,858,835
US Treasury Notes 3 month U.S. Treasury Bill + 0.16%, 3.9255% 4/30/2027 (c)(d)	3.92 to 3.93	376,000,000	375,980,391
US Treasury Notes 3 month U.S. Treasury Bill + 0.182%, 3.9475% 7/31/2026 (c)(d)	3.94 to 3.95	392,000,000	392,079,635
US Treasury Notes 3 month U.S. Treasury Bill + 0.19%, 3.9555% 10/31/2027 (c)(d)	3.96	90,000,000	89,993,649
US Treasury Notes 3 month U.S. Treasury Bill + 0.205%, 3.9705% 10/31/2026 (c)(d)	3.96 to 3.97	140,000,000	140,075,429
US Treasury Notes 3 month U.S. Treasury Bill + 0.245%, 4.0105% 1/31/2026 (c)(d)	4.00 to 4.01	242,000,000	242,060,769
US Treasury Notes 4.875% 4/30/2026	4.04	5,500,000	5,522,084
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,309,859,906)			15,309,859,906

TOTAL INVESTMENT IN SECURITIES - 103.8% (Cost $15,309,859,906)	15,309,859,906
NET OTHER ASSETS (LIABILITIES) - (3.8)%	(554,151,250)
NET ASSETS - 100.0%	14,755,708,656

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $15,309,859,906)		$15,309,859,906
Cash		175,610,715
Receivable for fund shares sold		140,932,997
Interest receivable		474,316
Total assets		15,626,877,934
Liabilities
Payable for investments purchased	$721,545,433
Payable for fund shares redeemed	136,981,763
Distributions payable	7,677,666
Accrued management fee	4,964,416
Total liabilities		871,169,278
Net Assets		$14,755,708,656
Net Assets consist of:
Paid in capital		$14,755,663,307
Total accumulated earnings (loss)		45,349
Net Assets		$14,755,708,656

Net Asset Value and Maximum Offering Price
Fidelity Treasury Only Money Market Fund :
Net Asset Value, offering price and redemption price per share ($10,543,655,316 ÷ 10,542,783,343 shares)		$1.00
Class OUS :
Net Asset Value, offering price and redemption price per share ($4,212,053,340 ÷ 4,212,100,829 shares)		$1.00
Statement of Operations
Six months ended October 31, 2025 (Unaudited)
Investment Income
Interest		$308,272,243
Expenses
Management fee	$29,019,577
Independent trustees' fees and expenses	13,729
Total expenses		29,033,306
Net Investment income (loss)		279,238,937
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	58,011
Total net realized gain (loss)		58,011
Net increase in net assets resulting from operations		$279,296,948
Statement of Changes in Net Assets

	Six months ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$279,238,937	$330,429,367
Net realized gain (loss)	58,011	28,139
Net increase in net assets resulting from operations	279,296,948	330,457,506
Distributions to shareholders	(279,238,540)	(330,427,793)

Share transactions - net increase (decrease)	2,261,236,573	7,144,926,329
Total increase (decrease) in net assets	2,261,294,981	7,144,956,042

Net Assets
Beginning of period	12,494,413,675	5,349,457,633
End of period	$14,755,708,656	$12,494,413,675

Financial Highlights
Fidelity® Treasury Only Money Market Fund

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.019	.044	.049	.026	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.019	.044	.049	.026	- B	- B
Distributions from net investment income	(.019)	(.044)	(.049)	(.026)	- B	- B
Distributions from net realized gain	-	-	-	-	- B	-
Total distributions	(.019)	(.044)	(.049)	(.026)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.96%	4.54%	4.96%	2.62%	.01%	.01%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.42% G	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42 % G	.42%	.42%	.42%	.11%	.15%
Expenses net of all reductions, if any	.42% G	.42%	.42%	.42%	.11%	.15%
Net investment income (loss)	3.86% G	4.38%	4.87%	2.60%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$10,543,655	$8,924,873	$5,349,458	$4,146,965	$3,400,039	$3,804,296

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Fidelity® Treasury Only Money Market Fund Class OUS

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.020	.010
Net realized and unrealized gain (loss) C	-	-
Total from investment operations	.020	.010
Distributions from net investment income	(.020)	(.010)
Total distributions	(.020)	(.010)
Net asset value, end of period	$1.00	$1.00
Total Return D	1.99%	1.01%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.37% G	.37% G
Expenses net of fee waivers, if any	.37 % G	.37% G
Expenses net of all reductions, if any	.37% G	.37% G
Net investment income (loss)	3.91% G	3.95% G
Supplemental Data
Net assets, end of period (000 omitted)	$4,212,053	$3,569,540

AFor the period January 28, 2025 (commencement of sale of shares) through April 30, 2025.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2025

1. Organization.
Fidelity Treasury Only Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity Treasury Only Money Market Fund and Class OUS shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class OUS shares are offered only to certain Stock Plan Services accounts. Class OUS commenced sale of shares on January 28, 2025.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$15,309,859,906

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(26,945)
Long-term	-
Total capital loss carryforward	$(26,945)

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Fidelity Treasury Only Money Market Fund	.42%
Class OUS	.37%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2025	Year ended April 30, 2025
Fidelity Treasury Only Money Market Fund
Distributions to shareholders
Fidelity Treasury Only Money Market Fund	$198,983,429	$300,176,978
Class OUSA	80,255,111	30,250,815
Total	$279,238,540	$330,427,793

A Distributions for Class OUS are for the period January 28, 2025 (commencement of sale of shares) through April 30, 2025.

5. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:
	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2025	Year ended April 30, 2025	Six months ended October 31, 2025	Year ended April 30, 2025
Fidelity Treasury Only Money Market Fund
Fidelity Treasury Only Money Market Fund
Shares sold	11,960,141,922	13,609,202,132	$11,960,141,922	$13,609,202,132
Reinvestment of distributions	153,868,477	245,802,648	153,868,477	245,802,648
Shares redeemed	(10,495,296,838)	(10,279,656,266)	(10,495,296,838)	(10,279,656,268)
Net increase (decrease)	1,618,713,561	3,575,348,514	$1,618,713,561	$3,575,348,512
Class OUSA
Shares sold	10,251,292,313	6,481,405,963	$10,251,292,313	$6,481,405,963
Reinvestment of distributions	76,855,633	29,235,778	76,855,633	29,235,778
Shares redeemed	(9,685,624,934)	(2,941,063,924)	(9,685,624,934)	(2,941,063,924)
Net increase (decrease)	642,523,012	3,569,577,817	$642,523,012	$3,569,577,817

A Share transactions for Class OUS are for the period January 28, 2025 (commencement of sale of shares) through April 30, 2025.
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Treasury Only Money Market Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable, in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions with representatives of the Investment Advisers that occur, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard, the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the unitary (subject to certain limited exceptions) management fee rate and other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unitary arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to non-Fidelity funds in the total peer group (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustment and fund-paid 12b-1 fees) of the retail class of the fund relative to asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expenses of the retail class of the fund ranked below the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024.

The Board noted that Lipper's definition of retail and institutional money market funds creates challenges for comparisons because Lipper's retail category includes funds that have high investment minimums, unlike the fund, that would typically be considered institutional load. The Board considered that the fund has a unitary fee, which covers expenses for services beyond portfolio management. The Board also considered that Fidelity believes that management fee comparisons are particularly unhelpful in the context of the fund and that total expense comparisons are more useful. The Board also noted that the total expense ratio of the retail class of the fund ranked below the total peer group competitive median for 2024. The Board considered that Fidelity believes that, although the management fee and total expenses may rank above the median, the fees that the fund is charged are reasonable for the overall value of the nature and quality of the services the fund's shareholders receive.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.538317.128
TMM-SANN-1225
Fidelity® Series Treasury Bill Index Fund

Semi-Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Treasury Bill Index Fund
Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 98.9%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 2/10/2026	3.79	60,320,000	59,697,016
US Treasury Bills 0% 2/12/2026	3.77 to 3.91	95,800,000	94,796,432
US Treasury Bills 0% 2/17/2026	3.79	81,000,000	80,104,671
US Treasury Bills 0% 2/19/2026	3.77 to 3.91	161,000,000	159,192,952
US Treasury Bills 0% 2/24/2026	3.80	83,920,000	82,928,285
US Treasury Bills 0% 2/26/2026	3.77 to 3.92	97,140,000	95,979,757
US Treasury Bills 0% 2/3/2026	3.79	66,100,000	65,465,307
US Treasury Bills 0% 2/5/2026	3.79 to 3.92	95,820,000	94,881,388
US Treasury Bills 0% 3/12/2026	3.76 to 3.80	97,140,000	95,838,336
US Treasury Bills 0% 3/19/2026	3.77 to 3.79	160,280,000	158,028,036
US Treasury Bills 0% 3/26/2026	3.79	96,480,000	95,053,964
US Treasury Bills 0% 3/3/2026	3.81	69,684,000	68,817,330
US Treasury Bills 0% 3/5/2026	3.77 to 3.79	97,140,000	95,909,353
US Treasury Bills 0% 4/16/2026	3.77	145,761,000	143,299,801
US Treasury Bills 0% 4/2/2026	3.77	74,480,000	73,327,060
US Treasury Bills 0% 4/23/2026	3.76	84,440,000	82,954,262
US Treasury Bills 0% 4/30/2026	3.76	93,720,000	92,006,024
US Treasury Bills 0% 4/9/2026	3.77	86,100,000	84,706,050
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,722,693,686)			1,722,986,024

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $25,351,172)	4.18	25,346,103	25,351,172

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $1,748,044,858)	1,748,337,196
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(6,921,936)
NET ASSETS - 100.0%	1,741,415,260

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,488,484	179,957,850	161,095,279	230,517	117	-	25,351,172	25,346,103	0.0%
Total	6,488,484	179,957,850	161,095,279	230,517	117	-	25,351,172

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Obligations	1,722,986,024	-	1,722,986,024	-

Money Market Funds	25,351,172	25,351,172	-	-
Total Investments in Securities:	1,748,337,196	25,351,172	1,722,986,024	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,722,693,686)	$1,722,986,024
Fidelity Central Funds (cost $25,351,172)	25,351,172

Total Investment in Securities (cost $1,748,044,858)		$1,748,337,196
Receivable for investments sold		791,408,607
Receivable for fund shares sold		42,135,247
Distributions receivable from Fidelity Central Funds		60,367
Total assets		2,581,941,417
Liabilities
Payable for investments purchased	$833,319,449
Payable for fund shares redeemed	7,143,085
Distributions payable	58,714
Other payables and accrued expenses	4,909
Total liabilities		840,526,157
Net Assets		$1,741,415,260
Net Assets consist of:
Paid in capital		$1,748,056,397
Total accumulated earnings (loss)		(6,641,137)
Net Assets		$1,741,415,260
Net Asset Value, offering price and redemption price per share ($1,741,415,260 ÷ 174,962,784 shares)		$9.95
Statement of Operations
Six months ended October 31, 2025 (Unaudited)
Investment Income
Interest		$35,219,972
Income from Fidelity Central Funds		230,517
Total income		35,450,489
Expenses
Custodian fees and expenses	$7,251
Independent trustees' fees and expenses	1,873
Total expenses before reductions	9,124
Expense reductions	(49)
Total expenses after reductions		9,075
Net Investment income (loss)		35,441,414
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	576,382
Fidelity Central Funds	117
Total net realized gain (loss)		576,499
Change in net unrealized appreciation (depreciation) on investment securities		396,012
Net gain (loss)		972,511
Net increase (decrease) in net assets resulting from operations		$36,413,925
Statement of Changes in Net Assets

	Six months ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,441,414	$67,570,437
Net realized gain (loss)	576,499	1,721,474
Change in net unrealized appreciation (depreciation)	396,012	187,541
Net increase (decrease) in net assets resulting from operations	36,413,925	69,479,452
Distributions to shareholders	(35,262,390)	(67,569,580)

Share transactions
Proceeds from sales of shares	322,589,454	488,980,156
Reinvestment of distributions	35,203,720	67,512,314
Cost of shares redeemed	(219,883,471)	(288,799,551)

Net increase (decrease) in net assets resulting from share transactions	137,909,703	267,692,919
Total increase (decrease) in net assets	139,061,238	269,602,791

Net Assets
Beginning of period	1,602,354,022	1,332,751,231
End of period	$1,741,415,260	$1,602,354,022

Other Information
Shares
Sold	32,435,278	48,820,799
Issued in reinvestment of distributions	3,539,823	6,789,921
Redeemed	(22,105,590)	(28,695,336)
Net increase (decrease)	13,869,511	26,915,384

Financial Highlights
Fidelity® Series Treasury Bill Index Fund

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.95	$9.93	$9.94	$9.99	$10.00	$10.03
Income from Investment Operations
Net investment income (loss) A,B	.211	.472	.529	.327	.010	.011
Net realized and unrealized gain (loss)	(.001)	.023	(.010)	(.054)	(.005)	.002
Total from investment operations	.210	.495	.519	.273	.005	.013
Distributions from net investment income	(.210)	(.475)	(.529)	(.323)	(.014)	(.012)
Distributions from net realized gain	-	-	-	-	(.001)	(.031)
Total distributions	(.210)	(.475)	(.529)	(.323)	(.015)	(.043)
Net asset value, end of period	$9.95	$9.95	$9.93	$9.94	$9.99	$10.00
Total Return C,D	2.13%	5.09%	5.35%	2.78%	.05%	.13%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	4.21% H	4.76%	5.32%	3.28%	.10%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$1,741,415	$1,602,354	$1,332,751	$1,298,124	$1,379,010	$3,446,278
Portfolio turnover rate I	0 % H	0%	0%	0%	0%	0%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2025

1. Organization.
Fidelity Series Treasury Bill Index Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$295,628
Gross unrealized depreciation	(3,290)
Net unrealized appreciation (depreciation)	$292,338
Tax cost	$1,748,044,858

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(7,536,311)

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
6. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $49.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Treasury Bill Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the fund's Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through August 31, 2028.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the lineup of the Fidelity funds; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9891220.107
XSB-SANN-1225
Fidelity® Money Market Fund

Semi-Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Money Market Fund
Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Repurchase Agreements - 63.9%
	Maturity Amount ($)	Value ($)
Fixed Income Clearing Corp - Credit Agricole 4.16%, dated 11/3/2025 due 11/4/2025 (b)	2,355,272,133	2,355,000,000
Investments in repurchase agreements in a joint trading account at 4.16%, dated 10/31/2025 due 11/3/2025 (Collateralized by U.S. Government Obligations)#	4,914,350,929	4,912,648,000
Repurchase Agreements*	80,254,359,899	80,124,948,000
TOTAL REPURCHASE AGREEMENTS (Cost $87,392,596,000)		87,392,596,000

Certificates of Deposit - 5.0%
	Yield (%) (c)	Principal Amount (a)	Value ($)
Bank of America NA 3.98% 4/2/2026	3.98	226,000,000	226,000,000
Bank of America NA 3.98% 4/6/2026	3.98	226,500,000	226,500,000
Bank of America NA 4.09% 3/11/2026	4.09	226,000,000	226,000,000
Bank of America NA 4.09% 3/6/2026	4.09	226,000,000	226,000,000
Bank of Montreal/Chicago IL yankee 4.21% 3/4/2026	4.21	113,000,000	113,000,000
Bank of Montreal/Chicago IL yankee U.S. SOFR Index + 0.2%, 4.24% 2/4/2026 (d)(e)	4.24	90,000,000	90,000,000
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.25%, 4.29% 1/28/2026 (d)(e)	4.29	319,000,000	319,000,000
Mitsubishi UFJ Trust & Banking Corp/NY yankee 4.01% 2/10/2026	4.01	226,000,000	226,000,000
Mitsubishi UFJ Trust & Banking Corp/NY yankee 4.36% 12/8/2025	4.36	226,000,000	226,000,000
Mitsubishi UFJ Trust & Banking Corp/NY yankee 4.36% 12/9/2025	4.36	227,000,000	227,000,000
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.18%, 4.22% 1/22/2026 (d)(e)	4.22	226,000,000	226,000,000
Mizuho Bank Ltd/New York NY yankee 3.98% 2/23/2026	3.98	225,000,000	225,000,000
Mizuho Bank Ltd/New York NY yankee 3.98% 2/24/2026	3.98	115,000,000	115,000,000
MUFG Bank Ltd/New York NY yankee 3.98% 2/17/2026	3.98	226,000,000	226,000,000
MUFG Bank Ltd/New York NY yankee 3.98% 2/18/2026	3.98	226,000,000	226,000,000
MUFG Bank Ltd/New York NY yankee 4.01% 2/11/2026	4.01	226,000,000	226,000,000
MUFG Bank Ltd/New York NY yankee 4.04% 2/3/2026	4.04	227,000,000	227,000,000
MUFG Bank Ltd/New York NY yankee 4.04% 2/4/2026	4.04	226,500,000	226,500,000
MUFG Bank Ltd/New York NY yankee 4.44% 11/4/2025	4.44	229,000,000	229,000,000
MUFG Bank Ltd/New York NY yankee 4.45% 11/20/2025	4.45	272,000,000	272,000,000
State Street Bank & Trust Co U.S. SOFR Index + 0.16%, 4.2% 1/27/2026 (d)(e)	4.20	153,000,000	152,999,999
Sumitomo Mitsui Trust NY yankee 4.01% 1/28/2026	4.01	226,000,000	226,000,000
Sumitomo Mitsui Trust NY yankee 4.01% 1/29/2026	4.01	226,000,000	226,000,000
Sumitomo Mitsui Trust NY yankee 4.01% 2/2/2026	4.01	45,000,000	45,000,000
Sumitomo Mitsui Trust NY yankee 4.01% 2/3/2026	4.01	90,000,000	90,000,000
Sumitomo Mitsui Trust NY yankee 4.01% 2/5/2026	4.01	226,000,000	226,000,000
Sumitomo Mitsui Trust NY yankee 4.06% 1/22/2026	4.06	227,000,000	227,000,000
Sumitomo Mitsui Trust NY yankee 4.06% 12/29/2025	4.06	226,000,000	226,000,000
Sumitomo Mitsui Trust NY yankee 4.06% 12/30/2025	4.06	227,000,000	227,000,000
Sumitomo Mitsui Trust NY yankee 4.07% 1/20/2026	4.06	45,000,000	45,000,716
Sumitomo Mitsui Trust NY yankee 4.12% 11/20/2025	4.12	221,000,000	221,000,000
Sumitomo Mitsui Trust NY yankee 4.12% 11/21/2025	4.12	231,000,000	231,000,000
Toronto-Dominion Bank/NY yankee 4.25% 2/18/2026	4.25	274,000,000	274,000,000
Toronto-Dominion Bank/NY yankee U.S. SOFR Index + 0.22%, 4.26% 2/13/2026 (d)(e)	4.26	90,000,000	90,000,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $6,811,000,715)			6,811,000,715

Commercial Paper - 13.6%
	Yield (%) (c)	Principal Amount (a)	Value ($)
Bank of Montreal U.S. SOFR Index + 0.17%, 4.21% 1/21/2026 (d)(e)	4.21	315,000,000	315,000,000
Bank of Montreal yankee 4.21% 1/21/2026	4.29	451,000,000	446,727,903
Barclays Bank PLC / Barclays US CCP Funding LLC yankee 4.15% 11/25/2025 (f)	4.18	225,000,000	224,377,500
Barclays Bank PLC / Barclays US CCP Funding LLC yankee 4.18% 11/12/2025 (f)	4.21	225,000,000	224,712,625
Bedford Row Funding Corp 3.91% 5/1/2026 (Liquidity Facility Royal Bank Of Canada)	3.99	90,000,000	88,230,725
Bedford Row Funding Corp 3.92% 5/4/2026 (Liquidity Facility Royal Bank Of Canada)	4.00	45,000,000	44,098,400
Bedford Row Funding Corp 4.33% 1/9/2026 (Liquidity Facility Royal Bank Of Canada)	4.43	113,000,000	112,062,194
Bedford Row Funding Corp 4.35% 11/20/2025 (Liquidity Facility Royal Bank Of Canada)	4.45	114,000,000	113,738,275
Bedford Row Funding Corp 4.35% 12/3/2025 (Liquidity Facility Royal Bank Of Canada)	4.46	114,000,000	113,559,200
Bedford Row Funding Corp U.S. SOFR Index + 0.21%, 4.25% 3/18/2026 (Liquidity Facility Royal Bank Of Canada) (d)(e)	4.25	135,000,000	135,000,000
Bedford Row Funding Corp yankee 3.98% 3/4/2026	4.06	90,000,000	88,776,150
BofA Securities Inc 3.86% 4/28/2026	3.94	224,000,000	219,724,835
BofA Securities Inc 3.88% 4/16/2026	3.96	113,000,000	110,978,304
BofA Securities Inc 3.88% 4/17/2026	3.96	113,000,000	110,966,126
BofA Securities Inc 4.2% 2/18/2026	4.29	225,000,000	222,138,750
BofA Securities Inc 4.21% 1/15/2026	4.29	225,000,000	223,026,563
BofA Securities Inc 4.37% 12/12/2025	4.45	113,000,000	112,437,605
BofA Securities Inc 4.37% 12/15/2025	4.45	225,000,000	223,798,250
Cabot Trail Funding LLC 3.94% 4/6/2026 (Liquidity Facility The Toronto Dominion Bank)	4.02	68,000,000	66,839,013
Cabot Trail Funding LLC 4.1% 3/4/2026 (Liquidity Facility The Toronto Dominion Bank)	4.19	45,000,000	44,369,625
Cabot Trail Funding LLC 4.1% 3/4/2026 (Liquidity Facility The Toronto Dominion Bank)	4.19	45,000,000	44,369,625
Cabot Trail Funding LLC 4.19% 2/11/2026 (Liquidity Facility The Toronto Dominion Bank)	4.28	68,000,000	67,192,727
Cabot Trail Funding LLC 4.33% 11/4/2025 (Liquidity Facility The Toronto Dominion Bank)	4.37	23,000,000	22,991,701
Cabot Trail Funding LLC 4.33% 11/5/2025 (Liquidity Facility The Toronto Dominion Bank)	4.37	22,000,000	21,989,416
Cabot Trail Funding LLC 4.33% 11/5/2025 (Liquidity Facility The Toronto Dominion Bank)	4.37	20,000,000	19,990,377
Cabot Trail Funding LLC 4.33% 11/7/2025 (Liquidity Facility The Toronto Dominion Bank)	4.37	21,000,000	20,984,845
Cabot Trail Funding LLC 4.36% 11/17/2025 (Liquidity Facility The Toronto Dominion Bank)	4.46	114,000,000	113,779,093
Cabot Trail Funding LLC 4.36% 11/18/2025 (Liquidity Facility The Toronto Dominion Bank)	4.46	137,000,000	136,717,932
Cabot Trail Funding LLC 4.36% 11/19/2025 (Liquidity Facility The Toronto Dominion Bank)	4.46	101,000,000	100,779,820
Cabot Trail Funding LLC 4.36% 11/20/2025 (Liquidity Facility The Toronto Dominion Bank)	4.46	57,000,000	56,868,837
Cabot Trail Funding LLC 4.36% 11/21/2025 (Liquidity Facility The Toronto Dominion Bank)	4.46	96,000,000	95,767,467
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.22%, 4.26% 1/5/2026 (d)(e)	4.26	115,000,000	115,000,000
Cisco Systems Inc 3.94% 1/30/2026	3.98	80,300,000	79,509,045
Cisco Systems Inc 3.94% 1/30/2026	3.98	57,900,000	57,329,685
DNB Bank ASA yankee 3.85% 4/16/2026	3.93	329,000,000	323,159,336
Federation des Caisses Desjardins du Quebec yankee 3.95% 3/25/2026	4.03	223,000,000	219,476,600
Federation des Caisses Desjardins du Quebec yankee 3.95% 3/25/2026	4.03	93,000,000	91,530,600
Federation des Caisses Desjardins du Quebec yankee 4.16% 2/19/2026	4.25	90,000,000	88,856,000
Federation des Caisses Desjardins du Quebec yankee 4.35% 11/14/2025	4.45	47,000,000	46,926,171
Federation des Caisses Desjardins du Quebec yankee 4.35% 11/14/2025	4.45	44,000,000	43,930,883
Gotham Funding Corp yankee 4.05% 1/9/2026 (Liquidity Facility Mufg Bank Ltd)	4.09	113,000,000	112,122,837
Gotham Funding Corp yankee 4.09% 1/12/2026 (Liquidity Facility Mufg Bank Ltd)	4.14	45,000,000	44,631,900
Gotham Funding Corp yankee 4.09% 12/11/2025 (Liquidity Facility Mufg Bank Ltd)	4.13	169,000,000	168,231,989
Gotham Funding Corp yankee 4.09% 12/12/2025 (Liquidity Facility Mufg Bank Ltd)	4.13	45,000,000	44,790,387
Gotham Funding Corp yankee 4.28% 11/20/2025 (Liquidity Facility Mufg Bank Ltd)	4.32	69,000,000	68,844,137
Gotham Funding Corp yankee 4.28% 11/20/2025 (Liquidity Facility Mufg Bank Ltd)	4.32	46,000,000	45,896,091
Gotham Funding Corp yankee 4.28% 11/21/2025 (Liquidity Facility Mufg Bank Ltd)	4.32	115,000,000	114,726,556
Gotham Funding Corp yankee 4.28% 11/26/2025 (Liquidity Facility Mufg Bank Ltd)	4.33	46,000,000	45,863,278
Gotham Funding Corp yankee 4.4% 11/4/2025 (Liquidity Facility Mufg Bank Ltd)	4.45	23,000,000	22,991,567
Gotham Funding Corp yankee 4.4% 11/4/2025 (Liquidity Facility Mufg Bank Ltd)	4.45	23,000,000	22,991,566
ING US Funding LLC 3.94% 2/6/2026	3.98	180,000,000	178,089,100
ING US Funding LLC 3.95% 2/6/2026	4.00	134,000,000	132,573,830
ING US Funding LLC 4.09% 12/30/2025	4.13	113,000,000	112,242,555
ING US Funding LLC U.S. SOFR Index + 0.15%, 4.19% 12/29/2025 (d)(e)	4.19	113,000,000	113,000,000
JPMorgan Securities LLC 4.05% 1/12/2026	4.10	135,000,000	133,906,500
JPMorgan Securities LLC 4.05% 1/14/2026	4.10	225,000,000	223,126,875
JPMorgan Securities LLC 4.06% 1/6/2026	4.11	225,000,000	223,325,250
JPMorgan Securities LLC 4.06% 1/8/2026	4.11	203,000,000	201,443,215
Liberty Street Funding LLC 3.99% 2/10/2026 (Liquidity Facility The Bank Of Nova Scotia)	4.05	79,000,000	78,115,661
Liberty Street Funding LLC 3.99% 2/12/2026 (Liquidity Facility The Bank Of Nova Scotia)	4.05	79,000,000	78,098,149
Liberty Street Funding LLC 4.25% 12/15/2025 (Liquidity Facility The Bank Of Nova Scotia)	4.31	90,000,000	89,532,500
Lloyds Bank PLC yankee 4.245% 12/10/2025	4.30	115,000,000	114,471,144
Lloyds Bank PLC yankee 4.245% 12/11/2025	4.30	65,500,000	65,191,058
Lloyds Bank PLC yankee 4.245% 12/12/2025	4.30	69,000,000	68,666,414
Lloyds Bank PLC yankee 4.245% 12/9/2025	4.30	109,000,000	108,511,589
Mizuho Bank Ltd/Singapore yankee 3.985% 1/27/2026	4.03	224,000,000	221,842,786
Mizuho Bank Ltd/Singapore yankee 4.305% 12/1/2025	4.35	225,000,000	224,192,813
National Australia Bank Ltd U.S. SOFR Index + 0.22%, 4.49% 1/22/2026 (d)(e)	4.49	91,000,000	91,000,000
National Bank of Canada yankee 3.96% 3/19/2026	4.04	225,000,000	221,584,500
Podium Funding Trust yankee 3.93% 4/1/2026 (Liquidity Facility Bank Of Montreal Que)	4.01	90,000,000	88,516,425
Podium Funding Trust yankee 3.98% 3/25/2026 (Liquidity Facility Bank Of Montreal Que)	4.06	68,000,000	66,917,440
Podium Funding Trust yankee 3.98% 3/26/2026 (Liquidity Facility Bank Of Montreal Que)	4.06	67,000,000	65,925,953
Podium Funding Trust yankee 4.1% 3/4/2026 (Liquidity Facility Bank Of Montreal Que)	4.19	89,500,000	88,246,254
Podium Funding Trust yankee 4.18% 2/18/2026 (Liquidity Facility Bank Of Montreal Que)	4.27	113,000,000	111,569,859
Podium Funding Trust yankee 4.34% 1/6/2026 (Liquidity Facility Bank Of Montreal Que)	4.44	45,000,000	44,641,950
Podium Funding Trust yankee 4.34% 1/9/2026 (Liquidity Facility Bank Of Montreal Que)	4.44	90,000,000	89,251,350
Podium Funding Trust yankee 4.36% 11/20/2025 (Liquidity Facility Bank Of Montreal Que)	4.46	68,000,000	67,843,524
Podium Funding Trust yankee 4.36% 11/4/2025 (Liquidity Facility Bank Of Montreal Que)	4.45	114,000,000	113,958,581
Royal Bank of Canada 3.835% 4/22/2026	3.91	674,000,000	661,650,448
Royal Bank of Canada 3.95% 3/24/2026	4.03	451,000,000	443,923,685
Royal Bank of Canada 3.95% 3/25/2026	4.03	440,000,000	433,048,000
Royal Bank of Canada 3.95% 3/26/2026	4.03	225,000,000	221,420,311
Royal Bank of Canada 3.96% 4/1/2026	4.04	452,000,000	444,492,280
Royal Bank of Canada 4.04% 3/23/2026	4.13	900,000,000	885,658,000
Royal Bank of Canada 4.15% 2/19/2026	4.24	440,000,000	434,420,555
Royal Bank of Canada 4.15% 2/20/2026	4.24	461,000,000	455,101,121
Royal Bank of Canada 4.33% 11/20/2025	4.43	342,000,000	341,218,435
Royal Bank of Canada 4.33% 11/21/2025	4.43	342,000,000	341,177,299
Royal Bank of Canada U.S. SOFR Index + 0.21%, 4.25% 1/5/2026 (d)(e)	4.25	456,000,000	456,000,000
Sumitomo Mitsui Trust Bank Ltd/Singapore yankee 3.975% 1/27/2026	4.02	219,000,000	216,896,231
Sumitomo Mitsui Trust Bank Ltd/Singapore yankee 3.975% 1/28/2026	4.02	230,000,000	227,765,167
Sumitomo Mitsui Trust NY yankee 4.3% 11/13/2025	4.35	225,000,000	224,677,500
Sumitomo Mitsui Trust NY yankee 4.305% 11/5/2025	4.35	90,000,000	89,956,950
Thunder Bay Funding LLC 3.92% 5/6/2026 (Liquidity Facility Royal Bank Of Canada)	4.00	45,000,000	44,098,400
Toronto Dominion Bank U.S. SOFR Index + 0.22%, 4.49% 1/16/2026 (d)(e)	4.49	228,000,000	228,000,000
Toronto Dominion Bank U.S. SOFR Index + 0.22%, 4.49% 2/18/2026 (d)(e)	4.49	225,000,000	225,000,000
Toronto Dominion Bank U.S. SOFR Index + 0.22%, 4.49% 2/24/2026 (d)(e)	4.49	225,000,000	225,000,000
Toronto Dominion Bank U.S. SOFR Index + 0.22%, 4.49% 2/6/2026 (d)(e)	4.49	451,000,000	451,000,000
Toronto Dominion Bank U.S. SOFR Index + 0.22%, 4.53% 2/20/2026 (d)(e)	4.53	451,000,000	451,000,000
Toronto Dominion Bank yankee 3.85% 5/4/2026	3.93	528,000,000	517,610,133
Toronto Dominion Bank yankee 4.16% 2/19/2026	4.25	135,000,000	133,284,000
Toronto Dominion Bank yankee 4.16% 2/23/2026	4.25	135,000,000	133,221,600
Toronto Dominion Bank yankee 4.235% 12/1/2025	4.28	220,000,000	219,223,583
Toronto Dominion Bank yankee 4.235% 12/2/2025	4.28	231,000,000	230,157,588
Victory Receivables Corp 3.98% 1/30/2026 (Liquidity Facility Mufg Bank Ltd)	4.02	108,000,000	106,925,400
Victory Receivables Corp 4.05% 1/12/2026 (Liquidity Facility Mufg Bank Ltd)	4.09	49,000,000	48,603,100
Victory Receivables Corp 4.08% 12/16/2025 (Liquidity Facility Mufg Bank Ltd)	4.12	45,000,000	44,770,500
Victory Receivables Corp 4.08% 12/17/2025 (Liquidity Facility Mufg Bank Ltd)	4.12	59,000,000	58,692,413
Victory Receivables Corp 4.09% 1/12/2026 (Liquidity Facility Mufg Bank Ltd)	4.14	91,000,000	90,255,620
Victory Receivables Corp 4.09% 12/10/2025 (Liquidity Facility Mufg Bank Ltd)	4.13	56,000,000	55,751,873
Victory Receivables Corp 4.09% 12/10/2025 (Liquidity Facility Mufg Bank Ltd)	4.13	33,000,000	32,853,782
Victory Receivables Corp 4.09% 12/11/2025 (Liquidity Facility Mufg Bank Ltd)	4.13	135,000,000	134,386,501
Victory Receivables Corp 4.09% 12/11/2025 (Liquidity Facility Mufg Bank Ltd)	4.13	31,000,000	30,859,122
Victory Receivables Corp 4.09% 12/12/2025 (Liquidity Facility Mufg Bank Ltd)	4.13	22,000,000	21,897,523
Victory Receivables Corp 4.28% 11/20/2025 (Liquidity Facility Mufg Bank Ltd)	4.32	28,000,000	27,936,751
Victory Receivables Corp 4.28% 11/26/2025 (Liquidity Facility Mufg Bank Ltd)	4.33	69,000,000	68,794,917
TOTAL COMMERCIAL PAPER (Cost $18,571,316,574)			18,571,316,574

U.S. Treasury Obligations - 19.0%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/22/2026	3.85	1,375,000,000	1,363,067,291
US Treasury Bills 0% 11/12/2025	4.04 to 4.05	2,299,800,000	2,296,968,012
US Treasury Bills 0% 11/13/2025	4.04	1,376,000,000	1,374,156,160
US Treasury Bills 0% 11/18/2025	4.04 to 4.05	1,384,000,000	1,381,365,893
US Treasury Bills 0% 11/20/2025	4.02	2,725,000,000	2,719,247,223
US Treasury Bills 0% 11/25/2025	3.96 to 4.29	5,331,000,000	5,316,658,432
US Treasury Bills 0% 11/28/2025	4.03	2,725,000,000	2,716,804,562
US Treasury Bills 0% 11/4/2025	4.07	533,000,000	532,819,890
US Treasury Bills 0% 12/16/2025	3.98	1,344,200,000	1,337,546,210
US Treasury Bills 0% 12/2/2025	3.99 to 4.28	1,514,400,000	1,509,023,617
US Treasury Bills 0% 12/23/2025	3.92	1,365,000,000	1,357,310,500
US Treasury Bills 0% 12/4/2025	3.96	1,365,000,000	1,360,070,074
US Treasury Bills 0% 12/9/2025	3.98	1,365,000,000	1,359,301,503
US Treasury Bills 0% 2/24/2026	3.78	1,375,000,000	1,358,594,531
TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,982,933,898)			25,982,933,898

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $138,757,847,187)	138,757,847,187
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(2,039,143,027)
NET ASSETS - 100.0%	136,718,704,160

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $449,090,125 or 0.3% of net assets.

(g)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
ABN AMRO Bank NV	4.18	10/31/2025	11/3/2025	192,000,000	192,066,880	Agency Mortgage-Backed Securities	3.00 - 7.00	12/1/2026 - 8/1/2055	195,908,218
ABN AMRO Bank NV	4.17	10/31/2025	11/3/2025	176,000,000	176,061,160	U.S. Treasuries (including strips)	1.00 - 4.63	7/31/2028 - 5/15/2035	179,582,425
BMO Capital Markets Corp	4.16	10/31/2025	11/3/2025	27,000,000	27,009,360	U.S. Treasuries (including strips)	4.00 - 4.25	1/31/2031 - 8/15/2035	27,549,552
BMO Chicago Branch	4.09	10/22/2025	11/10/2025	248,000,000	248,535,336	Agency Mortgage-Backed Securities	4.50 - 5.50	7/1/2052 - 9/1/2055	253,304,870
BMO Chicago Branch	4.09	10/24/2025	11/7/2025	27,000,000	27,042,945	Agency Mortgage-Backed Securities	5.91 - 7.24	1/20/2068 - 2/20/2075	27,571,289
BNP Paribas Prime Brokerage, Inc.	4.16	10/31/2025	11/3/2025	547,000,000	547,189,627	Equities	N/A		590,964,797
Bank of Montreal	4.02	10/24/2025	11/24/2025	55,000,000	55,190,392	Agency Mortgage-Backed Securities	3.50 - 6.98	12/1/2029 - 2/20/2069	56,165,609
Bank of Montreal	4.01	10/29/2025	11/12/2025	96,000,000	96,149,707	U.S. Treasuries (including strips)	1.38 - 4.63	11/30/2026 - 11/15/2054	98,288,576
Bank of Montreal	4.02	10/30/2025	11/6/2025	20,000,000	20,015,633	U.S. Treasuries (including strips)	1.25 - 4.63	4/30/2026 - 8/15/2045	20,409,146
Bank of Nova Scotia Toronto Branch	4.14	10/31/2025	11/3/2025	593,000,000	593,204,585	Corporate Debt Securities	1.25 - 6.50	3/2/2026 - 9/15/2054	622,865,359
Barclays Bank PLC	4.05(g)	10/10/2025	11/12/2025	221,000,000	221,820,463	Agency Mortgage-Backed Securities	1.50 - 6.50	11/25/2027 - 5/16/2065	219,409,036
						Agency Collateralized Mortgage Obligation	3.50 - 5.18	8/1/2051 - 10/25/2065	6,723,941
									226,132,977
Barclays Bank PLC	4.17	10/31/2025	11/3/2025	414,000,000	414,143,865	Agency Mortgage-Backed Securities	2.00 - 14.02	9/25/2027 - 10/20/2055	377,114,655
						Agency Collateralized Mortgage Obligation	3.00 - 5.18	8/1/2051 - 6/1/2063	47,002,562
									424,117,217
Barclays Bank PLC	4.15	10/31/2025	11/3/2025	4,705,000,000	4,706,627,146	U.S. Treasuries (including strips)	0.00 - 6.75	11/28/2025 - 5/15/2045	4,800,759,753
BofA Securities, Inc.	3.87	10/27/2025	1/27/2026	136,000,000	137,345,040	U.S. Treasuries (including strips)	1.63	5/15/2031	138,824,414
BofA Securities, Inc.	4.06(g)	10/10/2025	1/9/2026	55,000,000	55,564,453	Agency Mortgage-Backed Securities	2.00 - 6.50	1/1/2029 - 9/1/2055	56,257,766
BofA Securities, Inc.	4.17	9/3/2025	12/3/2025	75,000,000	75,790,563	U.S. Treasuries (including strips)	3.88	11/30/2029	77,040,578
BofA Securities, Inc.	4.02	10/24/2025	11/24/2025	25,000,000	25,086,542	U.S. Treasuries (including strips)	0.38	7/31/2027	25,528,545
BofA Securities, Inc.	4.26	8/7/2025	11/7/2025	56,000,000	56,609,654	Agency Mortgage-Backed Securities	3.00 - 6.50	5/1/2038 - 10/20/2055	57,714,810
Canadian Imperial Bank of Commerce	4.06	10/15/2025	11/17/2025	35,000,000	35,130,258	U.S. Treasuries (including strips)	0.00 - 4.75	11/12/2025 - 8/15/2055	35,998,031
Canadian Imperial Bank of Commerce	4.07	10/14/2025	11/13/2025	110,000,000	110,373,083	Agency Mortgage-Backed Securities	1.50 - 8.00	9/1/2029 - 7/1/2055	81,684,560
						U.S. Treasuries (including strips)	0.00 - 4.00	11/15/2026 - 2/15/2034	30,769,977
									112,454,537
Canadian Imperial Bank of Commerce	4.10	10/7/2025	11/7/2025	150,000,000	150,529,583	U.S. Treasuries (including strips)	0.00 - 5.00	11/12/2025 - 11/15/2054	153,488,722
Canadian Imperial Bank of Commerce	4.21	9/2/2025	11/3/2025	172,000,000	173,247,095	U.S. Treasuries (including strips)	0.00 - 5.00	11/28/2025 - 8/15/2055	177,529,891
Canadian Imperial Bank of Commerce	4.16	10/31/2025	11/3/2025	55,000,000	55,019,067	Agency Mortgage-Backed Securities	1.50 - 7.50	10/1/2029 - 7/20/2074	47,287,114
						U.S. Treasuries (including strips)	0.00 - 4.63	6/11/2026 - 5/15/2044	8,832,334
									56,119,448
Canadian Imperial Bank of Commerce	4.13	10/1/2025	11/3/2025	25,000,000	25,094,646	U.S. Treasuries (including strips)	0.00 - 4.75	11/12/2025 - 5/15/2054	25,639,126
Citibank NA	4.02	10/30/2025	11/6/2025	165,000,000	165,128,975	Agency Mortgage-Backed Securities	2.60 - 7.00	8/1/2030 - 9/15/2064	168,375,174
Citigroup Global Capital Markets Inc	4.27(g)	10/29/2025	12/30/2025	1,253,000,000	1,262,214,423	Equities	N/A		1,354,061,350
Citigroup Global Capital Markets Inc	4.22(g)	10/6/2025	12/8/2025	463,000,000	466,419,255	Equities	N/A		501,762,924
Citigroup Global Capital Markets Inc	4.02	10/30/2025	11/6/2025	248,000,000	248,193,853	Agency Mortgage-Backed Securities	4.50 - 7.50	9/1/2054	252,960,728
						U.S. Treasuries (including strips)	3.00	11/15/2044	112,332
									253,073,060
Fixed Income Clearing Corp - BNP	4.15	10/31/2025	11/3/2025	2,006,000,000	2,006,693,742	U.S. Treasuries (including strips)	0.38 - 4.88	4/30/2026 - 8/15/2055	2,046,827,617
Fixed Income Clearing Corp - BNP	4.15	10/31/2025	11/3/2025	2,472,000,000	2,472,854,900	U.S. Treasuries (including strips)	0.63 - 5.00	7/31/2026 - 8/15/2055	2,522,311,998
Fixed Income Clearing Corp - BNYM	4.15	10/31/2025	11/3/2025	3,027,000,000	3,028,046,837	U.S. Treasuries (including strips)	2.13 - 4.13	4/15/2029 - 7/31/2031	3,087,540,055
Fixed Income Clearing Corp - BONY	4.16	10/31/2025	11/3/2025	696,000,000	696,241,280	Agency Mortgage-Backed Securities	2.00 - 6.50	10/1/2036 - 9/1/2055	709,920,039
Fixed Income Clearing Corp - CIBC	4.16	10/31/2025	11/3/2025	302,000,000	302,104,693	U.S. Treasuries (including strips)	0.63	8/15/2030	308,186,448
Fixed Income Clearing Corp - CIBC	4.16	10/31/2025	11/3/2025	40,000,000	40,013,867	U.S. Treasuries (including strips)	3.63	3/31/2028	40,802,413
Fixed Income Clearing Corp - Citi	4.16	10/31/2025	11/3/2025	1,715,000,000	1,715,594,533	U.S. Treasuries (including strips)	0.00 - 6.63	12/15/2025 - 8/15/2052	1,749,906,458
Fixed Income Clearing Corp - Credit Agricole	4.15	10/31/2025	11/3/2025	2,533,000,000	2,533,875,996	U.S. Treasuries (including strips)	1.88 - 4.88	5/31/2026 - 11/15/2034	2,583,616,589
Fixed Income Clearing Corp - Credit Agricole	4.07	10/31/2025	11/3/2025	2,359,000,000	2,359,800,094	U.S. Treasuries (including strips)	1.25 - 4.63	12/31/2027 - 5/15/2043	2,427,619,690
Fixed Income Clearing Corp - Goldman	4.02	10/30/2025	11/6/2025	248,000,000	248,193,853	U.S. Treasuries (including strips)	0.38 - 5.00	11/30/2025 - 2/15/2054	253,044,785
Fixed Income Clearing Corp - Goldman	4.16	10/31/2025	11/3/2025	1,877,000,000	1,877,650,693	Agency Mortgage-Backed Securities	2.00 - 7.50	11/1/2027 - 9/1/2062	1,915,203,708
Fixed Income Clearing Corp - Goldman	4.15	10/31/2025	11/3/2025	2,084,000,000	2,084,720,717	U.S. Treasuries (including strips)	2.25 - 3.88	4/30/2026 - 5/15/2043	2,126,415,150
Fixed Income Clearing Corp - Goldman	4.15	10/31/2025	11/3/2025	5,107,946,000	5,109,712,498	U.S. Treasuries (including strips)	1.13 - 4.63	10/31/2026 - 11/15/2044	5,211,906,771
Fixed Income Clearing Corp - ING	4.16	10/31/2025	11/3/2025	276,000,000	276,095,680	Agency Mortgage-Backed Securities	3.00 - 5.00	3/1/2052 - 3/1/2053	281,617,594
Fixed Income Clearing Corp - ING	4.16	10/31/2025	11/3/2025	705,000,000	705,244,400	U.S. Treasuries (including strips)	3.88	5/31/2027 - 10/15/2027	719,366,128
Fixed Income Clearing Corp - ING	4.15	10/31/2025	11/3/2025	5,527,000,000	5,528,911,421	U.S. Treasuries (including strips)	0.38 - 4.88	11/30/2025 - 2/15/2043	5,639,489,701
Fixed Income Clearing Corp - Mizuho	4.17	10/31/2025	11/3/2025	604,000,000	604,209,890	Agency Mortgage-Backed Securities	2.00 - 7.50	11/1/2027 - 6/1/2056	616,236,398
						U.S. Treasuries (including strips)	2.38 - 3.88	3/15/2028 - 2/15/2042	57,690
									616,294,088
Fixed Income Clearing Corp - Mizuho	4.16	10/31/2025	11/3/2025	865,000,000	865,299,867	U.S. Treasuries (including strips)	0.50 - 4.13	2/15/2026 - 2/15/2031	882,605,865
Fixed Income Clearing Corp - Morgan Stanley	4.16	10/31/2025	11/3/2025	662,000,000	662,229,493	Agency Mortgage-Backed Securities	2.00 - 7.50	9/1/2040 - 11/1/2055	675,573,338
Fixed Income Clearing Corp - Morgan Stanley	4.16	10/31/2025	11/3/2025	1,325,000,000	1,325,459,333	Agency Mortgage-Backed Securities	1.50 - 8.00	3/1/2026 - 10/1/2055	1,349,963,396
						U.S. Treasuries (including strips)	0.88 - 4.88	11/15/2030 - 5/15/2046	2,005,125
									1,351,968,521
Fixed Income Clearing Corp - Morgan Stanley	4.16	10/31/2025	11/3/2025	1,325,000,000	1,325,459,333	Agency Mortgage-Backed Securities	1.50 - 7.50	11/20/2030 - 10/20/2055	1,320,245,187
						U.S. Treasuries (including strips)	2.00 - 4.88	12/15/2027 - 8/15/2051	31,723,334
									1,351,968,521
Fixed Income Clearing Corp - Morgan Stanley	4.16	10/31/2025	11/3/2025	552,000,000	552,191,360	Agency Mortgage-Backed Securities	1.50 - 8.50	11/25/2025 - 1/1/2055	561,934,496
						U.S. Treasuries (including strips)	0.00 - 4.88	11/6/2025 - 8/15/2045	1,300,692
									563,235,188
Fixed Income Clearing Corp - Morgan Stanley	4.15	10/31/2025	11/3/2025	6,440,000,000	6,442,227,167	U.S. Treasuries (including strips)	0.00 - 5.50	11/28/2025 - 11/15/2034	6,571,071,782
Fixed Income Clearing Corp - Morgan Stanley	4.15	10/31/2025	11/3/2025	4,290,000,000	4,291,483,625	U.S. Treasuries (including strips)	0.00 - 4.25	1/22/2026 - 2/15/2033	4,377,313,356
Fixed Income Clearing Corp - Morgan Stanley	4.15	10/31/2025	11/3/2025	894,947,000	895,256,503	U.S. Treasuries (including strips)	0.63 - 4.13	2/28/2027 - 11/15/2032	913,161,707
Fixed Income Clearing Corp - Natixis	4.18	10/31/2025	11/3/2025	703,000,000	703,244,878	U.S. Treasuries (including strips)	3.50 - 4.63	6/30/2026 - 4/30/2028	717,061,210
Fixed Income Clearing Corp - Natwest	4.16	10/31/2025	11/3/2025	10,000,000	10,003,467	U.S. Treasuries (including strips)	3.38	9/15/2028	10,203,619
Fixed Income Clearing Corp - Nomura	4.16	10/31/2025	11/3/2025	943,000,000	943,326,907	U.S. Treasuries (including strips)	1.00 - 4.38	11/30/2025 - 11/30/2031	962,193,482
Fixed Income Clearing Corp - State Street Bank	4.16	10/31/2025	11/3/2025	607,000,000	607,210,427	Agency Mortgage-Backed Securities	1.50 - 7.50	5/1/2027 - 11/1/2055	613,452,825
						U.S. Treasuries (including strips)	0.00	12/11/2025	5,901,810
									619,354,635
Fixed Income Clearing Corp - State Street Bank	4.15	10/31/2025	11/3/2025	2,691,000,000	2,691,930,638	U.S. Treasuries (including strips)	2.75 - 4.25	2/15/2028 - 3/15/2028	2,744,880,702
Goldman Sachs & Co LLC	4.05	10/29/2025	11/5/2025	275,000,000	275,216,563	Agency Mortgage-Backed Securities	2.00 - 7.50	11/1/2030 - 10/15/2057	279,501,017
						Agency Debentures and Agency Strips	3.77	1/27/2027	1,156,765
									280,657,782
HSBC Securities Inc (USA)	4.12	10/28/2025	11/4/2025	198,000,000	198,158,620	U.S. Treasuries (including strips)	0.00 - 4.88	11/4/2025 - 8/15/2045	202,098,766
HSBC Securities, Inc. (U.S.A.)	4.15	10/31/2025	11/3/2025	91,000,000	91,031,471	Corporate Debt Securities	2.50 - 10.88	1/15/2029 - 4/4/2079	97,443,068
ING Financial Markets LLC	4.15	10/28/2025	11/4/2025	20,000,000	20,016,139	U.S. Treasuries (including strips)	0.00	1/15/2029 - 4/4/2079	20,414,194
ING Financial Markets LLC	4.22	10/31/2025	11/3/2025	46,000,000	46,016,177	Equities	N/A		49,697,472
JP Morgan Securities LLC	4.37(g)	10/29/2025	2/26/2026	456,000,000	462,642,400	Private Label Collateralized Mortgage Obligations	0.06 - 6.45	9/15/2036 - 10/25/2070	203,080,998
						Asset-Backed Securities	2.00 - 9.08	10/20/2029 - 4/25/2066	276,016,258
									479,097,256
JP Morgan Securities LLC	4.42(g)	10/16/2025	2/13/2026	229,000,000	232,373,933	Equities	N/A		247,891,378
JP Morgan Securities LLC	4.30(g)	10/9/2025	2/6/2026	343,000,000	347,916,333	Private Label Collateralized Mortgage Obligations	0.00 - 7.28	12/15/2031 - 8/25/2070	316,296,416
						Asset-Backed Securities	3.99 - 12.31	3/27/2028 - 11/25/2067	44,981,255
									361,277,671
JP Morgan Securities LLC	4.17(g)	10/28/2025	11/28/2025	228,000,000	228,818,710	Equities	N/A		246,416,199
JP Morgan Securities LLC	4.17(g)	10/30/2025	11/28/2025	912,000,000	915,063,560	Equities	N/A		985,423,205
JP Morgan Securities LLC	4.19(g)	10/22/2025	11/21/2025	228,000,000	228,796,100	Corporate Debt Securities	0.00 - 12.00	1/5/2026 - 3/15/2043	246,544,498
JP Morgan Securities LLC	4.17(g)	10/17/2025	11/17/2025	1,142,000,000	1,146,100,732	Equities	N/A		1,235,904,491
JP Morgan Securities LLC	4.17(g)	10/8/2025	11/3/2025	687,000,000	689,069,015	Equities	N/A		744,306,655
JP Morgan Securities, LLC	4.06(g)	10/23/2025	11/24/2025	2,832,000,000	2,842,220,373	U.S. Treasuries (including strips)	3.75 - 3.88	6/30/2027 - 8/31/2032	2,892,359,987
JP Morgan Securities, LLC	4.07(g)	10/14/2025	11/13/2025	1,651,000,000	1,656,599,642	Agency Mortgage-Backed Securities	1.50 - 7.50	4/1/2028 - 6/1/2056	1,687,988,675
Lloyds Bank Corp Mrkts	4.10	10/31/2025	11/7/2025	131,000,000	131,104,436	U.S. Treasuries (including strips)	0.38 - 4.63	3/31/2026 - 8/15/2035	133,665,677
Lloyds Bank Corp Mrkts	4.04	10/30/2025	11/6/2025	81,000,000	81,063,630	U.S. Treasuries (including strips)	1.38 - 4.63	5/15/2027 - 2/15/2054	82,679,292
Lloyds Bank Corp Mrkts	4.05	10/29/2025	11/5/2025	81,000,000	81,063,788	U.S. Treasuries (including strips)	0.38 - 4.63	11/15/2026 - 2/15/2054	82,666,479
MUFG Securities (Canada), Ltd.	4.02	10/30/2025	11/6/2025	50,000,000	50,039,083	U.S. Treasuries (including strips)	0.00 - 4.75	4/30/2026 - 8/15/2053	51,032,194
MUFG Securities EMEA PLC	4.26	8/7/2025	11/7/2025	308,000,000	311,353,094	U.S. Treasuries (including strips)	1.13 - 4.38	10/31/2026 - 11/15/2043	317,212,969
MUFG Securities EMEA PLC	4.13	10/6/2025	11/6/2025	201,000,000	201,714,834	U.S. Treasuries (including strips)	0.63 - 4.25	11/30/2029 - 2/15/2043	205,534,020
MUFG Securities EMEA PLC	4.16	10/31/2025	11/3/2025	176,055,000	176,116,032	U.S. Treasuries (including strips)	3.50	9/30/2027	179,588,856
Mitsubishi UFJ Securities (U.S.A.), Inc.	4.39	10/31/2025	11/3/2025	9,000,000	9,003,293	Equities	N/A		9,691,186
Mitsubishi UFJ Securities (U.S.A.), Inc.	4.10	10/31/2025	11/3/2025	57,000,000	57,019,475	Equities	N/A		61,582,085
Mizuho Bank, Ltd.	4.16	10/31/2025	11/3/2025	50,000,000	50,017,333	U.S. Treasuries (including strips)	1.63	5/15/2031	50,974,389
Mizuho Securities U.S.A., Inc.	4.47(g)	9/23/2025	12/23/2025	92,000,000	93,039,523	Private Label Collateralized Mortgage Obligations	3.27 - 9.88	10/25/2028 - 8/25/2070	105,360,737
Mizuho Securities U.S.A., Inc.	4.47(g)	9/18/2025	12/17/2025	527,000,000	532,889,225	Corporate Debt Securities	2.90 - 13.25	5/23/2026 - 12/31/2079	290,297,074
						Private Label Collateralized Mortgage Obligations	0.13 - 9.53	1/25/2029 - 10/25/2070	286,358,408
						Asset-Backed Securities	4.56	7/17/2028	4,475,977
									581,131,459
NatWest Market Securities Inc	4.11	10/28/2025	11/4/2025	193,000,000	193,154,239	U.S. Treasuries (including strips)	3.50 - 4.25	9/30/2027 - 5/15/2035	196,994,865
NatWest Markets Securities Inc	4.20	10/31/2025	11/3/2025	46,000,000	46,016,100	Agency Mortgage-Backed Securities	1.51	12/1/2030	2,622,307
						Corporate Debt Securities	2.55 - 5.23	3/4/2027 - 10/23/2036	11,377,919
						U.S. Treasuries (including strips)	3.75	8/31/2031	11,185,913
						Agency Debentures and Agency Strips	0.00	7/15/2029 - 4/15/2030	22,075,393
									47,261,532
RBC Financial Group	3.99	10/23/2025	12/11/2025	220,000,000	221,194,783	Agency Mortgage-Backed Securities	6.00 - 6.50	11/1/2053 - 10/20/2055	36,940,013
						U.S. Treasuries (including strips)	0.13 - 4.13	11/30/2025 - 8/15/2052	188,636,823
									225,576,836
RBC Financial Group	4.12	9/19/2025	11/14/2025	142,000,000	142,910,062	Agency Mortgage-Backed Securities	0.85 - 6.50	7/1/2028 - 10/1/2055	4,380,088
						U.S. Treasuries (including strips)	0.00 - 6.63	1/2/2026 - 2/15/2055	71,277,647
						Agency Collateralized Mortgage Obligation	5.00 - 6.50	5/20/2036 - 9/20/2055	49,878,704
						Agency Debentures and Agency Strips	2.00 - 6.50	1/1/2039 - 10/1/2055	20,734,097
									146,270,536
RBC Financial Group	4.23	8/14/2025	11/12/2025	67,000,000	67,708,525	Agency Mortgage-Backed Securities	2.00 - 6.50	8/20/2029 - 10/1/2055	6,915,325
						U.S. Treasuries (including strips)	0.00 - 4.01	12/18/2025 - 8/15/2050	62,456,065
									69,371,390
Royal Bank of Canada	4.22(g)	10/14/2025	12/10/2025	229,000,000	230,530,102	Equities	N/A		247,927,797
Royal Bank of Canada	4.22(g)	10/14/2025	12/10/2025	594,000,000	597,968,910	Equities	N/A		643,096,538
SMBC Nikko Securities America Inc	4.16	10/31/2025	11/3/2025	447,000,000	447,154,960	U.S. Treasuries (including strips)	0.00 - 4.88	2/17/2026 - 11/15/2044	456,098,095
SMBC Nikko Securities America Inc	4.16	10/31/2025	11/3/2025	133,000,000	133,046,107	Agency Mortgage-Backed Securities	2.00 - 6.50	9/1/2030 - 1/1/2057	135,455,357
						U.S. Treasuries (including strips)	1.63 - 4.25	2/15/2026 - 5/15/2035	251,724
									135,707,081
Societe Generale	4.10	10/31/2025	11/7/2025	397,000,000	397,316,497	U.S. Treasuries (including strips)	1.88 - 3.38	11/15/2048 - 2/15/2051	409,049,719
TD Securities (U.S.A.)	4.17	10/31/2025	11/3/2025	137,000,000	137,047,608	Corporate Debt Securities	2.87 - 6.13	12/15/2025 - 6/15/2033	143,900,392
TD Securities (U.S.A.)	4.16	10/31/2025	11/3/2025	170,000,000	170,058,933	Agency Mortgage-Backed Securities	2.50 - 7.00	4/1/2036 - 11/1/2055	173,460,112
Truist Securities Inc	4.25	10/31/2025	11/3/2025	23,000,000	23,008,146	Corporate Debt Securities	6.93	3/30/2067	71,372
						Other Instrument (municipal debt)	2.54 - 5.25	8/1/2029 - 2/1/2054	24,425,842
									24,497,214
US Bancorp Inv	4.19	10/31/2025	11/3/2025	163,000,000	163,056,914	U.S. Treasuries (including strips)	0.00 - 2.88	11/30/2025 - 8/31/2028	166,318,077
US Bancorp Inv	4.16	10/31/2025	11/3/2025	226,000,000	226,078,347	Corporate Debt Securities	2.85 - 11.88	11/15/2025 - 4/1/2056	243,772,413
US Bancorp Inv	4.16	10/31/2025	11/3/2025	205,000,000	205,071,067	Corporate Debt Securities	0.70 - 8.63	11/7/2025 - 12/31/2079	212,165,331
						U.S. Treasuries (including strips)	4.25	3/15/2027	3,069,090
									215,234,421
US Bancorp Inv	4.16	10/31/2025	11/3/2025	73,000,000	73,025,307	Asset-Backed Securities	2.49 - 6.97	8/17/2026 - 7/13/2049	76,677,189
Wells Fargo Bank NA	4.13	10/28/2025	11/4/2025	386,000,000	386,309,979	Agency Collateralized Mortgage Obligation	4.55 - 5.58	2/25/2037 - 9/25/2055	18,247,004
						Agency Debentures and Agency Strips	1.25 - 5.50	4/25/2033 - 8/15/2057	379,606,664
									397,853,668
Wells Fargo Securities, LLC	4.52(g)	10/30/2025	2/27/2026	114,000,000	115,717,600	Corporate Debt Securities	0.00 - 11.00	11/1/2025 - 12/31/2079	123,182,689
Wells Fargo Securities, LLC	4.52(g)	10/27/2025	2/24/2026	69,000,000	70,039,600	Equities	N/A		74,588,513
Wells Fargo Securities, LLC	4.42(g)	10/27/2025	2/24/2026	114,000,000	115,679,600	Money Market	0.00 - 4.50	2/6/2026 - 5/4/2026	117,524,113
Wells Fargo Securities, LLC	4.52(g)	10/20/2025	2/17/2026	206,000,000	209,103,733	Equities	N/A		222,822,829
Wells Fargo Securities, LLC	4.42(g)	10/20/2025	2/17/2026	274,000,000	278,036,933	Other Instrument (international debt)	0.75 - 6.06	4/20/2026 - 9/11/2054	192,807,567
						Equities	N/A		92,302,009
									285,109,576
Wells Fargo Securities, LLC	4.52(g)	10/17/2025	2/13/2026	137,000,000	139,046,932	Equities	N/A		148,289,923
Wells Fargo Securities, LLC	4.42(g)	10/17/2025	2/13/2026	411,000,000	417,004,939	Other Instrument (international debt)	0.75 - 4.76	6/15/2026 - 1/12/2033	420,135,313
Wells Fargo Securities, LLC	4.42(g)	10/10/2025	2/6/2026	183,000,000	185,673,731	Equities	N/A		198,249,786
Wells Fargo Securities, LLC	4.52(g)	10/6/2025	2/3/2026	183,000,000	185,757,200	Equities	N/A		197,541,293
Wells Fargo Securities, LLC	4.20	10/31/2025	11/3/2025	69,000,000	69,024,150	Equities	N/A		74,546,085
Wells Fargo Securities, LLC	4.20	10/31/2025	11/3/2025	182,000,000	182,063,700	Equities	N/A		196,616,397
Total Repurchase Agreements				80,124,948,000	80,254,359,899				82,414,464,354

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$4,912,648,000 due 11/03/2025 at 4.16%
Bank of America NA	396,922,000
Bny Mellon Capital Market LLC	294,188,000
Citigroup Global Capital Markets Inc	55,136,000
HSBC Securities Inc (USA)	198,489,000
JPMorgan Securities LLC	147,159,000
MUFG Securities (Canada) Ltd.	303,247,000
Rbc Dominion Securities Inc	606,495,000
Sumitomo Mitsui Banking Corp	1,510,701,000
Sumitomo Mitsui Banking Corp/New York	419,033,000
Wells Fargo Bank NA	496,152,000
Wells Fargo Securities LLC	485,126,000
4,912,648,000
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $87,392,596,000) - See accompanying schedule: Unaffiliated issuers (cost $138,757,847,187)		$138,757,847,187
Cash		550,153,409
Receivable for fund shares sold		604,325,245
Interest receivable		89,172,106
Prepaid expenses		128,931
Receivable from investment adviser for expense reductions		4,937,548
Other receivables		772,586
Total assets		140,007,337,012
Liabilities
Payable for investments purchased	$2,620,412,049
Payable for fund shares redeemed	567,456,963
Distributions payable	58,063,447
Accrued management fee	28,393,960
Other affiliated payables	12,445,425
Other payables and accrued expenses	1,861,008
Total liabilities		3,288,632,852
Net Assets		$136,718,704,160
Net Assets consist of:
Paid in capital		$136,718,464,430
Total accumulated earnings (loss)		239,730
Net Assets		$136,718,704,160

Net Asset Value and Maximum Offering Price
Fidelity Money Market Fund :
Net Asset Value, offering price and redemption price per share ($12,666,327,717 ÷ 12,665,731,673 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($124,052,376,443 ÷ 124,049,807,417 shares)		$1.00
Statement of Operations
Six months ended October 31, 2025 (Unaudited)
Investment Income
Interest (including $605,642 from affiliated interfund lending)		$2,961,161,863
Expenses
Management fee	$167,322,633
Transfer agent fees	71,292,721
Accounting fees and expenses	1,751,152
Custodian fees and expenses	306,139
Independent trustees' fees and expenses	152,375
Registration fees	1,716,275
Audit fees	26,972
Legal	37,689
Miscellaneous	162,815
Total expenses before reductions	242,768,771
Expense reductions	(32,376,779)
Total expenses after reductions		210,391,992
Net Investment income (loss)		2,750,769,871
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	5,379
Total net realized gain (loss)		5,379
Net increase in net assets resulting from operations		$2,750,775,250
Statement of Changes in Net Assets

	Six months ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,750,769,871	$5,457,142,835
Net realized gain (loss)	5,379	26,309
Net increase in net assets resulting from operations	2,750,775,250	5,457,169,144
Distributions to shareholders	(2,750,719,229)	(5,457,175,143)

Share transactions - net increase (decrease)	6,588,758,879	21,738,003,685
Total increase (decrease) in net assets	6,588,814,900	21,737,997,686

Net Assets
Beginning of period	130,129,889,260	108,391,891,574
End of period	$136,718,704,160	$130,129,889,260

Financial Highlights
Fidelity® Money Market Fund

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.020	.045	.050	.029	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.020	.045	.050	.029	- B	- B
Distributions from net investment income	(.020)	(.045)	(.050)	(.029)	- B	- B
Total distributions	(.020)	(.045)	(.050)	(.029)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.02%	4.62%	5.12%	2.94%	.01%	.02%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.42% G	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42 % G	.42%	.42%	.42%	.18%	.25%
Expenses net of all reductions, if any	.42% G	.42%	.42%	.42%	.18%	.25%
Net investment income (loss)	3.97% G	4.51%	5.01%	3.31%	.01%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$12,666,328	$13,189,233	$11,290,926	$8,226,176	$3,683,276	$4,430,334

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Fidelity® Money Market Fund Premium Class

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.021	.046	.051	.030	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.021	.046	.051	.030	- B	- B
Distributions from net investment income	(.021)	(.046)	(.051)	(.030)	- B	- B
Total distributions	(.021)	(.046)	(.051)	(.030)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.08%	4.75%	5.25%	3.07%	.02%	.05%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.35% G	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.30 % G	.30%	.30%	.30%	.17%	.23%
Expenses net of all reductions, if any	.30% G	.30%	.30%	.30%	.17%	.23%
Net investment income (loss)	4.09% G	4.63%	5.13%	3.43%	.02%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$124,052,376	$116,940,657	$97,100,966	$71,215,872	$27,695,104	$35,059,794

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2025

1. Organization.
Fidelity Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity Money Market Fund and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.  Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Money Market Fund	$772,585

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$138,757,847,187

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. Under the expense contract, total expenses of Fidelity Money Market Fund are limited to an annual rate of .42% of the class' average net assets, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Premium Class pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets.

Under the expense contract, Fidelity Money Market Fund will pay a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Fidelity Money Market Fund	10,837,472.17
Premium Class	60,455,249.10
	71,292,721

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Money Market Fund	-A

A Amount represents less than .005%.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance ($)	Weighted Average Interest Rate
Fidelity Money Market Fund	Lender	18,309,530	4.51%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Expense Reductions.
The investment adviser contractually agreed to reimburse Premium Class to the extent annual operating expenses exceeded .30% of the average net assets. This reimbursement will remain in place through August 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Premium Class' expenses by $32,376,779.
5. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2025	Year ended April 30, 2025
Fidelity Money Market Fund
Distributions to shareholders
Fidelity Money Market Fund	$259,068,364	$543,076,507
Premium Class	2,491,650,865	4,914,098,636
Total	$2,750,719,229	$5,457,175,143
6. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:
	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2025	Year ended April 30, 2025	Six months ended October 31, 2025	Year ended April 30, 2025
Fidelity Money Market Fund
Fidelity Money Market Fund
Shares sold	6,734,720,843	14,795,560,309	$6,734,720,841	$14,795,560,309
Reinvestment of distributions	224,500,409	471,109,976	224,500,409	471,109,976
Shares redeemed	(7,482,080,763)	(13,368,315,563)	(7,482,080,762)	(13,368,315,563)
Net increase (decrease)	(522,859,511)	1,898,354,722	$(522,859,512)	$1,898,354,722
Premium Class
Shares sold	64,354,933,832	117,177,492,850	$64,354,933,829	$117,177,492,848
Reinvestment of distributions	2,165,901,557	4,259,212,488	2,165,901,557	4,259,212,488
Shares redeemed	(59,409,216,995)	(101,597,056,373)	(59,409,216,995)	(101,597,056,373)
Net increase (decrease)	7,111,618,394	19,839,648,965	$7,111,618,391	$19,839,648,963
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Money Market Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions with representatives of the Investment Advisers that occur, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard, the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio of Premium Class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to non-Fidelity funds in the total peer group (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Premium Class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustment and fund-paid 12b-1 fees) of Premium Class of the fund relative to asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of Premium Class of the fund ranked below the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024.

The Board noted that Lipper's definition of retail and institutional money market funds creates challenges for comparisons because Lipper's retail category includes funds that have high investment minimums, unlike the fund, that would typically be considered institutional load. The Board considered that the fund has a flat fee, which covers expenses for services beyond portfolio management. The Board also considered that Fidelity believes that management fee comparisons are particularly unhelpful in the context of the fund and that total expense comparisons are more useful. The Board also noted that the total expense ratio of Premium Class of the fund ranked below the total peer group competitive median for 2024. The Board considered that Fidelity believes that, although the management fee and total expenses may rank above the median, the fees that the fund is charged are reasonable for the overall value of the nature and quality of the services the fund's shareholders receive.
Other Contractual Expenses. The Board further considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.42%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the class. The Board further considered that FMR has contractually agreed to reimburse Premium Class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.30% through August 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of the retail class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.538241.128
SPM-SANN-1225
Fidelity® Government Money Market Fund

Semi-Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Government Money Market Fund
Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Repurchase Agreements - 39.0%
	Maturity Amount ($)	Value ($)
Fixed Income Clearing Corp - Credit Agricole 4.16%, dated 11/3/2025 due 11/4/2025 (b)	7,364,850,951	7,364,000,000
Investments in repurchase agreements in a joint trading account at 4.15%, dated 10/31/2025 due 11/3/2025 (Collateralized by U.S. Government Obligations)#	48,748,853	48,732,000
Investments in repurchase agreements in a joint trading account at 4.16%, dated 10/31/2025 due 11/3/2025 (Collateralized by U.S. Government Obligations)#	14,905,892,584	14,900,727,000
Repurchase Agreements*	144,664,866,770	144,382,178,000
TOTAL REPURCHASE AGREEMENTS (Cost $166,695,637,000)		166,695,637,000

U.S. Government Agency - Debt - 26.7%
	Yield (%) (c)	Principal Amount (a)	Value ($)
Fannie Mae 0.56% 11/17/2025	4.39	10,000,000	9,983,688
Fannie Mae 0.65% 11/18/2025	4.39	10,000,000	9,983,078
Fannie Mae 0.65% 12/17/2025	4.31	81,000,000	80,635,285
Fannie Mae 0.65% 12/17/2025	4.31	17,500,000	17,421,204
Fannie Mae U.S. SOFR Index + 0.1%, 4.14% 6/18/2026 (d)(e)	4.14	549,000,000	549,000,000
Fannie Mae U.S. SOFR Index + 0.135%, 4.175% 8/21/2026 (d)(e)	4.17 to 4.18	128,000,000	128,022,304
Fannie Mae U.S. SOFR Index + 0.14%, 4.18% 10/23/2026 (d)(e)	4.18	579,000,000	579,011,525
Fannie Mae U.S. SOFR Index + 0.14%, 4.18% 9/11/2026 (d)(e)	4.18	923,000,000	923,000,000
Federal Farm Credit Banks Funding Corp 0% 12/30/2025	4.10	44,000,000	43,708,671
Federal Farm Credit Banks Funding Corp 0% 12/5/2025	4.25	30,000,000	29,881,850
Federal Farm Credit Banks Funding Corp 4.75% 3/9/2026	4.20	31,000,000	31,057,627
Federal Farm Credit Banks Funding Corp Federal Reserve Index -3.04%, 3.96% 5/28/2026 (d)(e)	3.96	39,006,000	39,000,483
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0%, 4.04% 12/24/2025 (d)(e)	4.04	31,000,000	31,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.005%, 4.045% 4/2/2026 (d)(e)	4.04	29,000,000	29,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.01%, 4.05% 4/2/2026 (d)(e)	4.05	24,000,000	24,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.015%, 4.055% 3/27/2026 (d)(e)	4.06	24,000,000	24,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.015%, 4.055% 4/9/2026 (d)(e)	4.06	19,000,000	19,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 4.06% 1/13/2026 (d)(e)	4.06	22,000,000	22,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 4.06% 1/15/2026 (d)(e)	4.06	57,000,000	57,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 4.06% 3/19/2026 (d)(e)	4.06	25,000,000	25,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 4.06% 3/26/2026 (d)(e)	4.06	66,000,000	66,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 4.06% 4/30/2026 (d)(e)	4.06	23,000,000	23,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.025%, 4.065% 3/2/2026 (d)(e)	4.07	22,000,000	22,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.03%, 4.07% 7/28/2026 (d)(e)	4.07	33,000,000	33,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.03%, 4.07% 7/6/2026 (d)(e)	4.07	45,000,000	45,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.08% 10/20/2026 (d)(e)	4.08	31,000,000	31,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.08% 2/11/2026 (d)(e)	4.08	95,501,000	95,489,695
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.08% 4/28/2026 (d)(e)	4.08	33,000,000	33,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.08% 5/28/2026 (d)(e)	4.08	27,000,000	27,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.08% 6/2/2026 (d)(e)	4.08	34,000,000	34,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.08% 6/4/2026 (d)(e)	4.08	56,000,000	56,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.08% 6/9/2026 (d)(e)	4.08	42,000,000	42,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.08% 7/14/2026 (d)(e)	4.08	75,000,000	75,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.08% 7/9/2026 (d)(e)	4.08	207,000,000	207,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 4.085% 10/2/2026 (d)(e)	4.08	148,000,000	148,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 4.085% 10/27/2026 (d)(e)	4.08	177,000,000	177,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 4.085% 6/18/2026 (d)(e)	4.08	163,000,000	163,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.09% 1/15/2026 (d)(e)	4.09	46,000,000	46,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.09% 10/2/2026 (d)(e)	4.09	23,000,000	23,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.09% 7/2/2026 (d)(e)	4.09	127,000,000	127,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.09% 8/18/2026 (d)(e)	4.09	24,000,000	24,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 4.09% 8/28/2026 (d)(e)	4.09	90,000,000	90,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.095% 11/18/2025 (d)(e)	4.10	142,000,000	142,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.095% 11/25/2025 (d)(e)	4.10	65,000,000	65,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.095% 12/2/2025 (d)(e)	4.10	70,000,000	70,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.095% 12/30/2025 (d)(e)	4.09 to 4.10	96,000,000	96,001,823
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.095% 2/13/2026 (d)(e)	4.10	85,000,000	85,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.095% 5/8/2026 (d)(e)	4.10	45,000,000	45,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.095% 7/21/2026 (d)(e)	4.10	72,000,000	72,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.095% 7/30/2026 (d)(e)	4.10	49,000,000	49,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.095% 9/17/2026 (d)(e)	4.10	26,000,000	26,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 4.1% 10/5/2026 (d)(e)	4.10	38,000,000	38,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 4.1% 9/22/2026 (d)(e)	4.10	62,000,000	62,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 4.1% 9/4/2026 (d)(e)	4.10	80,000,000	80,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 4.1% 9/4/2026 (d)(e)	4.10	27,000,000	27,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.985% 3/5/2027 (d)(e)	0.00	71,000,000	71,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.105% 11/13/2026 (d)(e)	4.11	49,000,000	49,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.105% 11/27/2026 (d)(e)	4.11	125,000,000	125,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.105% 3/23/2026 (d)(e)	4.10 to 4.11	76,000,000	76,002,763
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.105% 9/10/2026 (d)(e)	4.11	55,000,000	55,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.105% 9/18/2026 (d)(e)	4.11	40,000,000	40,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.11% 10/21/2026 (d)(e)	4.11	59,000,000	59,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.11% 11/17/2025 (d)(e)	4.11	71,400,000	71,400,162
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.11% 12/17/2025 (d)(e)	4.11	148,000,000	148,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.11% 5/22/2026 (d)(e)	4.11	25,000,000	25,004,007
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.11% 5/28/2026 (d)(e)	4.11	69,000,000	69,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.11% 8/12/2026 (d)(e)	4.11	31,000,000	31,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.11% 9/9/2026 (d)(e)	4.11	221,000,000	221,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 4.115% 11/26/2025 (d)(e)	4.11 to 4.12	103,000,000	102,999,863
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 4.115% 4/1/2027 (d)(e)	4.12	75,000,000	74,994,699
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 4.115% 4/2/2027 (d)(e)	4.12	77,000,000	77,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.12% 1/28/2026 (d)(e)	4.12	126,000,000	126,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.12% 1/8/2026 (d)(e)	4.12	107,000,000	106,997,320
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.12% 11/16/2026 (d)(e)	4.12	28,000,000	28,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.12% 12/12/2025 (d)(e)	4.12	73,000,000	73,000,355
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.12% 12/22/2026 (d)(e)	4.12	154,000,000	154,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.12% 2/10/2026 (d)(e)	4.12	97,500,000	97,500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.12% 2/17/2026 (d)(e)	4.12	110,000,000	110,002,448
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.12% 3/11/2027 (d)(e)	4.12	72,000,000	72,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.12% 3/11/2027 (d)(e)	4.12	45,000,000	44,986,911
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.12% 3/4/2026 (d)(e)	4.12	148,500,000	148,499,934
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.12% 4/9/2027 (d)(e)	4.12	290,000,000	289,878,711
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.125% 11/13/2025 (d)(e)	4.12	62,000,000	62,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.125% 12/29/2025 (d)(e)	4.12	105,080,000	105,083,706
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.125% 12/29/2026 (d)(e)	4.13	61,000,000	60,995,994
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.125% 3/20/2026 (d)(e)	4.12	48,000,000	48,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.125% 3/25/2027 (d)(e)	4.12	34,000,000	34,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.125% 3/26/2027 (d)(e)	4.12	31,000,000	31,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.125% 4/8/2027 (d)(e)	4.12	376,000,000	376,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.125% 8/7/2026 (d)(e)	4.12	28,750,000	28,754,726
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.13% 1/12/2027 (d)(e)	4.13	32,000,000	32,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.13% 1/19/2027 (d)(e)	4.13	49,000,000	49,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.13% 1/23/2026 (d)(e)	4.13	260,000,000	260,033,455
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.13% 12/24/2026 (d)(e)	4.13	229,000,000	229,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.13% 2/12/2026 (d)(e)	4.13	259,000,000	259,037,509
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.13% 2/19/2027 (d)(e)	4.13	26,000,000	26,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.13% 2/2/2026 (d)(e)	4.13	75,000,000	75,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.13% 2/24/2027 (d)(e)	4.13	30,000,000	30,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.13% 2/9/2026 (d)(e)	4.13	61,000,000	61,001,152
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.13% 5/14/2026 (d)(e)	4.13	48,000,000	48,009,562
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.13% 5/21/2026 (d)(e)	4.13	92,000,000	92,013,791
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.13% 5/28/2026 (d)(e)	4.13	302,000,000	302,084,663
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.13% 7/28/2026 (d)(e)	4.13	42,000,000	42,007,072
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.13% 7/30/2026 (d)(e)	4.13	30,000,000	30,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.135% 12/12/2025 (d)(e)	4.13 to 4.14	215,000,000	215,002,036
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.135% 12/26/2025 (d)(e)	4.13	41,000,000	41,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.135% 2/25/2027 (d)(e)	4.13	50,000,000	50,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.135% 4/17/2026 (d)(e)	4.14	122,000,000	121,994,647
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.135% 5/5/2026 (d)(e)	4.14	123,000,000	122,997,008
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.135% 6/17/2027 (d)(e)	4.14	75,000,000	74,975,207
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 4.135% 6/3/2026 (d)(e)	4.13	68,000,000	68,012,781
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.14% 1/12/2027 (d)(e)	4.14	187,000,000	187,009,966
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.14% 1/15/2026 (d)(e)	4.14	37,000,000	37,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.14% 1/8/2027 (d)(e)	4.14	151,000,000	151,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.14% 2/25/2026 (d)(e)	4.14	368,000,000	368,046,222
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.14% 2/9/2027 (d)(e)	4.14	35,000,000	35,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.14% 4/15/2026 (d)(e)	4.14	110,000,000	109,999,932
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.14% 4/6/2027 (d)(e)	4.14	31,000,000	31,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.14% 4/8/2026 (d)(e)	4.14	144,000,000	144,037,932
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.14% 5/13/2026 (d)(e)	4.14	421,000,000	421,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.14% 5/20/2026 (d)(e)	4.14	44,000,000	44,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.14% 5/27/2027 (d)(e)	4.14	155,000,000	154,980,519
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.14% 6/18/2026 (d)(e)	4.14	215,000,000	215,035,363
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.14% 6/23/2027 (d)(e)	4.14	78,000,000	78,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.14% 6/24/2026 (d)(e)	4.14	201,000,000	201,034,154
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.14% 6/29/2027 (d)(e)	4.14	67,000,000	67,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.14% 6/5/2026 (d)(e)	4.14	65,000,000	64,998,163
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.14% 7/1/2026 (d)(e)	4.14	66,000,000	66,015,788
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.14% 7/9/2027 (d)(e)	4.14	41,000,000	40,986,409
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.145% 1/8/2026 (d)(e)	4.14	138,000,000	138,000,420
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.145% 3/18/2026 (d)(e)	4.14	213,000,000	213,001,799
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.145% 4/16/2027 (d)(e)	4.15	78,000,000	78,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.145% 4/21/2027 (d)(e)	4.15	31,258,000	31,257,088
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.145% 4/24/2026 (d)(e)	4.15	53,000,000	53,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.145% 5/14/2027 (d)(e)	4.15	97,000,000	96,990,313
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.145% 6/12/2026 (d)(e)	4.15	178,000,000	178,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 4.145% 7/2/2026 (d)(e)	4.14	50,000,000	50,017,175
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.03% 8/5/2027 (d)(e)(f)	4.11	35,000,000	35,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.15% 3/11/2026 (d)(e)	4.15	124,000,000	124,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.15% 4/16/2026 (d)(e)	4.15	43,000,000	43,001,876
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.15% 4/21/2026 (d)(e)	4.15	85,000,000	85,002,231
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.15% 5/13/2027 (d)(e)	4.15	129,000,000	128,997,328
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.15% 6/24/2026 (d)(e)	4.15	70,000,000	70,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.15% 6/24/2027 (d)(e)	4.15	152,000,000	152,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 4.15% 7/21/2027 (d)(e)	4.15	168,000,000	167,967,395
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.155% 2/10/2027 (d)(e)	4.15	150,775,000	150,806,676
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.155% 5/20/2027 (d)(e)	4.16	34,000,000	34,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.155% 5/27/2027 (d)(e)	4.16	91,000,000	91,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.155% 5/6/2027 (d)(e)	4.15 to 4.16	247,000,000	247,007,906
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.155% 6/16/2026 (d)(e)	4.16	109,000,000	109,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.155% 6/7/2027 (d)(e)	4.16	170,000,000	170,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.155% 7/8/2026 (d)(e)	4.16	212,000,000	212,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.16% 2/18/2027 (d)(e)	4.16	198,000,000	198,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.16% 5/26/2026 (d)(e)	4.16	90,000,000	90,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.16% 5/28/2027 (d)(e)	4.16	35,000,000	35,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.16% 5/8/2026 (d)(e)	4.16	108,000,000	108,001,785
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.16% 6/9/2027 (d)(e)	4.16	15,000,000	15,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.16% 7/10/2026 (d)(e)	4.16	104,000,000	104,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 4.16% 7/23/2026 (d)(e)	4.16	117,000,000	117,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.045% 11/3/2027 (d)(e)	4.13	219,000,000	219,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.165% 10/6/2026 (d)(e)	4.16	48,000,000	48,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.165% 3/23/2027 (d)(e)	4.16	77,000,000	77,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.165% 3/5/2026 (d)(e)	4.16	56,000,000	56,002,457
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.165% 4/29/2027 (d)(e)	4.16	480,000,000	480,085,928
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.165% 7/16/2026 (d)(e)	4.16	24,000,000	24,000,201
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.165% 7/21/2026 (d)(e)	4.16	41,000,000	41,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.165% 8/18/2027 (d)(e)	4.16	193,000,000	193,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.165% 8/27/2026 (d)(e)	4.16	111,000,000	111,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.165% 9/8/2026 (d)(e)	4.16	37,000,000	37,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.17% 1/27/2027 (d)(e)	4.17	169,000,000	169,029,774
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.17% 10/15/2027 (d)(e)	4.17	158,000,000	158,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.17% 10/22/2027 (d)(e)	4.17	141,000,000	141,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.17% 2/20/2026 (d)(e)	4.17	105,500,000	105,508,811
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.17% 2/3/2027 (d)(e)	4.17	91,000,000	91,014,209
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.17% 4/23/2027 (d)(e)	4.17	170,000,000	170,056,102
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.17% 5/5/2027 (d)(e)	4.17	271,000,000	271,003,037
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.17% 6/24/2026 (d)(e)	4.17	150,000,000	150,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.17% 6/26/2026 (d)(e)	4.17	76,000,000	76,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.17% 7/2/2026 (d)(e)	4.17	221,000,000	221,005,481
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.17% 7/29/2026 (d)(e)	4.17	114,000,000	114,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.17% 7/29/2027 (d)(e)	4.17	243,000,000	243,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.17% 8/12/2026 (d)(e)	4.17	144,000,000	144,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.17% 8/28/2026 (d)(e)	4.17	73,000,000	73,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.17% 8/6/2026 (d)(e)	4.17	146,000,000	146,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.175% 1/14/2027 (d)(e)	4.17	20,000,000	20,010,264
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.175% 1/8/2027 (d)(e)	4.18	110,000,000	109,999,427
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.175% 10/1/2027 (d)(e)	4.17	117,000,000	117,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.175% 10/15/2026 (d)(e)	4.17	120,000,000	120,070,166
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.175% 11/18/2026 (d)(e)	4.17 to 4.18	366,000,000	366,199,016
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.175% 11/23/2026 (d)(e)	4.17	176,000,000	176,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.175% 12/18/2026 (d)(e)	4.17	142,000,000	142,039,768
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.175% 2/10/2027 (d)(e)	4.17	380,000,000	380,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.175% 8/19/2026 (d)(e)	4.17	258,000,000	258,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.175% 8/4/2027 (d)(e)	4.35	288,000,000	288,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.175% 9/15/2027 (d)(e)	4.17	86,000,000	86,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.18% 1/30/2026 (d)(e)	4.18	59,000,000	59,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.18% 10/23/2026 (d)(e)	4.18	221,000,000	221,036,837
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.18% 10/29/2027 (d)(e)	4.18	61,000,000	61,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.18% 11/25/2026 (d)(e)	4.18	125,000,000	125,023,753
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.18% 11/4/2026 (d)(e)	4.36	73,000,000	73,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.18% 12/2/2026 (d)(e)	4.18	97,000,000	97,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.18% 12/30/2026 (d)(e)	4.18	113,200,000	113,203,088
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.18% 8/12/2027 (d)(e)	4.18	256,000,000	256,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.18% 8/26/2026 (d)(e)	4.18	144,000,000	144,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.18% 9/3/2026 (d)(e)	4.18	157,000,000	157,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.18% 9/4/2026 (d)(e)	4.18	67,000,000	67,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.18% 9/9/2026 (d)(e)	4.18	40,000,000	40,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.185% 1/12/2026 (d)(e)	4.18 to 4.19	364,000,000	364,013,105
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.185% 1/21/2027 (d)(e)	4.19	129,000,000	129,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.185% 1/8/2027 (d)(e)	4.19	252,000,000	252,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.185% 12/16/2026 (d)(e)	4.19	113,000,000	113,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.19% 10/1/2027 (d)(e)	4.19	156,000,000	156,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.19% 10/14/2027 (d)(e)	4.19	169,000,000	169,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.19% 10/22/2027 (d)(e)	4.19	102,000,000	102,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.19% 11/27/2026 (d)(e)	4.19	216,000,000	216,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.19% 12/15/2025 (d)(e)	4.19	168,500,000	168,499,970
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.19% 12/23/2026 (d)(e)	4.19	132,000,000	132,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.19% 12/4/2026 (d)(e)	4.19	76,000,000	76,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.19% 9/10/2027 (d)(e)	4.19	160,000,000	160,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.195% 11/14/2025 (d)(e)	4.19	177,111,000	177,111,461
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.195% 11/28/2025 (d)(e)	4.19 to 4.20	272,000,000	272,000,767
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.195% 12/1/2025 (d)(e)	4.19 to 4.20	213,156,000	213,156,848
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.195% 9/24/2027 (d)(e)	4.20	347,000,000	347,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 4.43% 11/3/2025 (d)(e)	4.43	130,925,000	130,925,059
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.185%, 4.225% 5/10/2027 (d)(e)	4.22	22,000,000	22,027,040
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.2%, 4.24% 3/29/2027 (d)(e)	4.23	50,000,000	50,084,652
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.23%, 4.27% 6/28/2027 (d)(e)	4.26	110,000,000	110,190,932
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.24%, 4.28% 7/19/2027 (d)(e)	4.27	63,000,000	63,117,436
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.255%, 4.295% 9/13/2027 (d)(e)	4.29	107,000,000	107,230,330
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.27%, 4.31% 11/24/2026 (d)(e)	4.30	101,000,000	101,217,457
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.28%, 4.32% 11/20/2026 (d)(e)	4.30	18,000,000	18,039,246
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.33%, 4.37% 12/29/2025 (d)(e)	4.36	30,000,000	30,012,252
Federal Farm Credit Banks Funding Corp U.S. SOFR Index -0.005%, 4.035% 11/26/2025 (d)(e)	4.03	92,000,000	92,000,000
Federal Home Loan Bank 3.84% 3/9/2026	3.86	109,000,000	108,994,170
Federal Home Loan Bank 3.85% 3/6/2026	3.86	766,000,000	765,985,304
Federal Home Loan Bank 3.85% 3/6/2026	3.86	87,000,000	86,998,331
Federal Home Loan Bank 3.85% 3/9/2026	3.85	219,000,000	218,998,265
Federal Home Loan Bank 4.16% 6/9/2026	4.16	793,000,000	793,000,000
Federal Home Loan Bank 4.2% 1/15/2026	4.28	230,000,000	229,968,846
Federal Home Loan Bank 4.21% 1/2/2026	4.28	459,000,000	458,951,406
Federal Home Loan Bank 4.21% 1/5/2026	4.29	459,000,000	458,943,275
Federal Home Loan Bank 4.3% 6/2/2026	4.33	1,790,000,000	1,789,738,059
Federal Home Loan Bank 4.35% 3/6/2026	4.35	881,000,000	881,000,000
Federal Home Loan Bank 4.35% 6/5/2026	4.38	898,000,000	897,840,406
Federal Home Loan Bank 4.35% 6/5/2026	4.38	449,000,000	448,918,975
Federal Home Loan Bank 4.4% 3/17/2026	4.40	534,000,001	534,000,001
Federal Home Loan Bank Discount Notes 0% 1/14/2026	3.90	261,000,000	258,931,792
Federal Home Loan Bank Discount Notes 0% 1/16/2026	3.89 to 4.06	1,130,000,000	1,120,616,605
Federal Home Loan Bank Discount Notes 0% 1/2/2026	3.91 to 4.03	561,000,000	557,209,983
Federal Home Loan Bank Discount Notes 0% 1/21/2026	3.86 to 3.90	1,128,000,000	1,118,297,482
Federal Home Loan Bank Discount Notes 0% 1/26/2026	3.87	478,000,000	473,637,984
Federal Home Loan Bank Discount Notes 0% 1/28/2026	3.81	494,000,000	489,447,515
Federal Home Loan Bank Discount Notes 0% 1/30/2026	3.86 to 4.23	1,237,000,000	1,225,015,382
Federal Home Loan Bank Discount Notes 0% 1/7/2026	3.90 to 3.96	450,000,000	446,746,368
Federal Home Loan Bank Discount Notes 0% 1/9/2026	3.91 to 3.92	544,000,000	539,959,772
Federal Home Loan Bank Discount Notes 0% 11/12/2025	4.20	428,000,000	427,456,618
Federal Home Loan Bank Discount Notes 0% 11/13/2025	4.22	391,000,000	390,461,072
Federal Home Loan Bank Discount Notes 0% 11/14/2025	4.19	506,000,000	505,241,703
Federal Home Loan Bank Discount Notes 0% 11/19/2025	4.20	132,000,000	131,725,440
Federal Home Loan Bank Discount Notes 0% 11/26/2025	4.16	583,000,000	581,334,401
Federal Home Loan Bank Discount Notes 0% 11/28/2025	4.27 to 4.30	268,000,000	267,156,457
Federal Home Loan Bank Discount Notes 0% 11/5/2025	4.21 to 4.22	155,000,000	154,928,061
Federal Home Loan Bank Discount Notes 0% 11/7/2025	4.21	571,000,000	570,603,155
Federal Home Loan Bank Discount Notes 0% 12/17/2025	4.14	30,000,000	29,843,407
Federal Home Loan Bank Discount Notes 0% 12/26/2025	4.09	191,000,000	189,822,565
Federal Home Loan Bank Discount Notes 0% 12/29/2025	3.93	437,000,000	434,257,703
Federal Home Loan Bank Discount Notes 0% 12/3/2025	4.11	113,000,000	112,591,794
Federal Home Loan Bank Discount Notes 0% 12/31/2025	4.07	197,000,000	195,680,100
Federal Home Loan Bank Discount Notes 0% 12/5/2025	4.09	198,000,000	197,243,585
Federal Home Loan Bank Discount Notes 0% 2/18/2026	4.03 to 4.05	72,000,000	71,136,236
Federal Home Loan Bank Discount Notes 0% 2/20/2026	4.07	281,000,000	277,542,997
Federal Home Loan Bank Discount Notes 0% 2/24/2026	3.82	260,000,000	256,881,264
Federal Home Loan Bank Discount Notes 0% 2/25/2026	3.78 to 4.01	1,054,000,000	1,040,988,831
Federal Home Loan Bank Discount Notes 0% 2/26/2026	3.82	435,000,000	429,691,369
Federal Home Loan Bank Discount Notes 0% 2/27/2026	3.84 to 4.01	624,000,000	616,104,325
Federal Home Loan Bank Discount Notes 0% 2/4/2026	3.86	862,000,000	853,333,308
Federal Home Loan Bank Discount Notes 0% 2/6/2026	3.86	263,000,000	260,300,086
Federal Home Loan Bank Discount Notes 0% 2/9/2026	4.05	226,000,000	223,507,722
Federal Home Loan Bank Discount Notes 0% 3/11/2026	3.84	168,000,000	165,712,867
Federal Home Loan Bank Discount Notes 0% 3/13/2026	3.80 to 3.81	800,000,000	789,040,480
Federal Home Loan Bank Discount Notes 0% 3/18/2026	3.80 to 3.81	1,006,000,000	991,737,904
Federal Home Loan Bank Discount Notes 0% 3/20/2026	3.81	532,000,000	524,329,416
Federal Home Loan Bank Discount Notes 0% 3/24/2026	3.79	63,500,000	62,562,943
Federal Home Loan Bank Discount Notes 0% 3/25/2026	3.81	239,000,000	235,429,340
Federal Home Loan Bank Discount Notes 0% 3/31/2026	3.77	218,000,000	214,639,167
Federal Home Loan Bank Discount Notes 0% 3/4/2026	3.98	66,000,000	65,119,873
Federal Home Loan Bank Discount Notes 0% 3/6/2026	4.00	225,000,000	221,941,406
Federal Home Loan Bank Discount Notes 0% 4/2/2026	3.78	218,000,000	214,594,356
Federal Home Loan Bank Discount Notes 0% 4/8/2026	3.79	85,000,000	83,612,606
Federal Home Loan Bank Discount Notes 0% 5/1/2026	3.79	335,000,000	328,734,383
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.04% 11/20/2025 (d)(e)	4.04	32,690,000	32,689,578
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.04% 11/25/2025 (d)(e)	4.04	222,000,000	222,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.04% 12/16/2025 (d)(e)	4.04	647,000,000	647,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.04% 12/17/2025 (d)(e)	4.04	446,000,000	446,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.04% 12/17/2025 (d)(e)	4.04	246,000,000	246,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.04% 12/2/2025 (d)(e)	4.04	444,000,000	444,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.04% 12/4/2025 (d)(e)	4.04	378,000,000	378,000,000
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.04% 12/5/2025 (d)(e)	4.04	114,000,000	113,999,497
Federal Home Loan Bank U.S. SOFR Index + 0%, 4.04% 12/8/2025 (d)(e)	4.04	401,000,000	401,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.045% 1/12/2026 (d)(e)	4.04	892,000,000	892,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.045% 1/15/2026 (d)(e)	4.04	1,125,000,000	1,125,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.045% 1/20/2026 (d)(e)	4.04	906,000,000	906,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.045% 1/20/2026 (d)(e)	4.04	90,000,000	90,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.045% 1/26/2026 (d)(e)	4.04	464,000,000	464,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.045% 1/26/2026 (d)(e)	4.04	115,000,000	115,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.045% 1/27/2026 (d)(e)	4.04	460,000,000	460,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.045% 1/27/2026 (d)(e)	4.04	230,000,000	230,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.045% 1/27/2026 (d)(e)	4.04	162,000,000	162,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.045% 1/27/2026 (d)(e)	4.04	92,000,000	92,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.045% 1/30/2026 (d)(e)	4.04	458,000,000	458,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.045% 1/9/2026 (d)(e)	4.04	22,000,000	22,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.045% 11/12/2025 (d)(e)	4.04	520,000,000	520,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.045% 12/29/2025 (d)(e)	4.04	435,000,000	435,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.045% 2/2/2026 (d)(e)	4.04	1,147,000,000	1,147,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.045% 2/2/2026 (d)(e)	4.04	230,000,000	230,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.045% 2/3/2026 (d)(e)	4.04	229,000,000	229,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.045% 2/3/2026 (d)(e)	4.04	103,000,000	103,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.045% 2/4/2026 (d)(e)	4.22	460,000,000	460,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.045% 2/5/2026 (d)(e)	4.04	345,000,000	345,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.045% 5/11/2026 (d)(e)	4.04	346,000,000	346,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.045% 5/12/2026 (d)(e)	4.04	336,000,000	336,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.045% 5/14/2026 (d)(e)	4.04	337,000,000	337,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.045% 5/15/2026 (d)(e)	4.04	442,000,000	442,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.045% 5/18/2026 (d)(e)	4.04	172,000,000	172,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.045% 5/19/2026 (d)(e)	4.04	331,000,000	331,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 4.045% 5/22/2026 (d)(e)	4.04	331,000,000	331,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.05% 1/26/2026 (d)(e)	4.05	42,000,000	42,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.05% 11/19/2025 (d)(e)	4.05	19,600,000	19,599,852
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.05% 12/30/2025 (d)(e)	4.05	452,000,000	452,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.05% 12/4/2025 (d)(e)	4.05	46,000,000	46,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.05% 2/17/2026 (d)(e)	4.05	70,000,000	70,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.05% 2/18/2026 (d)(e)	4.05	180,000,000	180,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.05% 2/24/2026 (d)(e)	4.05	344,000,000	344,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.05% 2/25/2026 (d)(e)	4.05	115,000,000	115,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.05% 2/25/2026 (d)(e)	4.05	69,000,000	69,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.05% 2/26/2026 (d)(e)	4.05	465,000,000	465,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.05% 3/3/2026 (d)(e)	4.05	114,000,000	114,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.05% 3/4/2026 (d)(e)	4.05	230,000,000	230,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.05% 3/5/2026 (d)(e)	4.05	345,000,000	345,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.05% 3/9/2026 (d)(e)	4.05	460,000,000	460,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.05% 5/7/2026 (d)(e)	4.05	226,000,000	226,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.05% 6/10/2026 (d)(e)	4.05	220,000,000	220,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.05% 6/15/2026 (d)(e)	4.05	442,000,000	442,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.05% 6/15/2026 (d)(e)	4.05	110,000,000	110,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 4.05% 6/15/2026 (d)(e)	4.05	110,000,000	110,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.055% 1/29/2026 (d)(e)	4.06	451,000,000	451,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.055% 2/2/2026 (d)(e)	4.06	904,000,000	904,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.055% 4/6/2026 (d)(e)	4.06	114,000,000	114,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.055% 4/8/2026 (d)(e)	4.06	229,000,000	229,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.055% 4/9/2026 (d)(e)	4.06	115,000,000	115,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 4.055% 7/15/2026 (d)(e)	4.06	249,000,000	249,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.06% 11/4/2025 (d)(e)	4.06	109,000,000	109,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.06% 12/16/2025 (d)(e)	4.06	88,000,000	88,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.06% 2/23/2026 (d)(e)	4.06	451,000,000	451,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.06% 3/2/2026 (d)(e)	4.06	441,000,000	441,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.06% 4/13/2026 (d)(e)	4.06	688,000,000	688,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.06% 4/15/2026 (d)(e)	4.06	460,000,000	460,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.06% 5/26/2026 (d)(e)	4.06	222,000,000	222,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.06% 5/28/2026 (d)(e)	4.06	395,000,000	395,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 4.29% 11/3/2025 (d)(e)	4.29	337,000,000	337,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.065% 1/5/2026 (d)(e)	4.07	112,000,000	112,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.065% 11/17/2025 (d)(e)	4.07	589,000,000	589,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.065% 11/21/2025 (d)(e)	4.07	67,000,000	67,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.065% 11/24/2025 (d)(e)	4.07	380,000,000	380,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.065% 11/25/2025 (d)(e)	4.07	223,000,000	223,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.065% 12/4/2025 (d)(e)	4.07	446,000,000	446,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.065% 2/12/2026 (d)(e)	4.07	344,000,000	344,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.065% 2/19/2026 (d)(e)	4.07	156,000,000	156,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.065% 2/20/2026 (d)(e)	4.07	114,000,000	114,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.065% 6/2/2026 (d)(e)	4.07	889,000,000	889,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.065% 6/22/2026 (d)(e)	4.07	442,000,000	442,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.065% 6/24/2026 (d)(e)	4.07	271,000,000	271,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.07% 12/30/2025 (d)(e)	4.07	336,000,000	336,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.07% 6/29/2026 (d)(e)	4.07	667,000,000	667,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.07% 6/29/2026 (d)(e)	4.07	221,000,000	221,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.07% 7/21/2026 (d)(e)	4.07	884,000,000	884,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 4.07% 7/23/2026 (d)(e)	4.07	443,000,000	443,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.075% 1/22/2026 (d)(e)	4.08	50,000,000	49,999,446
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.075% 3/17/2026 (d)(e)	4.07	458,000,000	458,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.075% 3/19/2026 (d)(e)	4.07	458,000,000	458,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.075% 3/23/2026 (d)(e)	4.07	458,000,000	458,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.075% 3/24/2026 (d)(e)	4.07	335,000,000	335,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.075% 3/24/2026 (d)(e)	4.07	115,000,000	115,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.075% 3/26/2026 (d)(e)	4.07	445,000,000	445,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.075% 3/27/2026 (d)(e)	4.07	111,000,000	111,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.075% 3/30/2026 (d)(e)	4.07	441,000,000	441,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.08% 10/14/2026 (d)(e)	4.08	44,000,000	44,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.08% 4/20/2026 (d)(e)	4.08	447,000,000	447,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.08% 4/21/2026 (d)(e)	4.08	447,000,000	447,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.08% 4/23/2026 (d)(e)	4.08	333,000,000	333,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.08% 4/24/2026 (d)(e)	4.08	115,000,000	115,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.08% 4/29/2026 (d)(e)	4.08	45,000,000	45,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 4.08% 4/30/2026 (d)(e)	4.08	45,000,000	45,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 4.085% 10/2/2026 (d)(e)	4.08	46,000,000	46,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 4.085% 10/6/2026 (d)(e)	4.08	53,000,000	53,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 4.085% 2/5/2026 (d)(e)	4.08	338,500,000	338,500,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 4.09% 5/14/2026 (d)(e)	4.09	76,000,000	76,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.98% 2/5/2027 (d)(e)	4.06	22,000,000	22,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 4.105% 8/10/2026 (d)(e)	4.11	307,000,000	307,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 4.105% 8/12/2026 (d)(e)	4.11	584,000,000	584,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 4.11% 11/28/2025 (d)(e)	4.11	210,000,000	210,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 4.11% 12/23/2026 (d)(e)	4.11	92,000,000	92,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 4.11% 12/24/2026 (d)(e)	4.11	162,000,000	162,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 4.11% 12/30/2026 (d)(e)	4.11	184,000,000	184,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 4.115% 11/18/2026 (d)(e)	4.12	328,000,000	328,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 4.115% 11/27/2026 (d)(e)	4.12	57,000,000	57,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 4.12% 11/13/2026 (d)(e)	4.12	90,000,000	90,008,015
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 4.12% 12/11/2026 (d)(e)	4.12	331,000,000	331,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 4.12% 12/8/2026 (d)(e)	4.12	110,000,000	110,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 4.12% 2/27/2026 (d)(e)	4.12	210,000,000	210,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 4.125% 1/2/2026 (d)(e)	4.12	207,000,000	207,004,088
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 4.125% 6/24/2026 (d)(e)	4.12	25,000,000	25,005,972
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.13% 1/12/2026 (d)(e)	4.13	213,000,000	213,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.13% 1/16/2026 (d)(e)	4.13	104,000,000	104,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.13% 3/1/2027 (d)(e)	4.13	94,000,000	94,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.13% 5/13/2026 (d)(e)	4.13	109,000,000	109,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.135% 12/23/2025 (d)(e)	4.13	332,000,000	332,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.135% 2/12/2027 (d)(e)	4.13	219,000,000	219,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.135% 2/25/2027 (d)(e)	4.14	57,000,000	56,994,885
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.135% 4/14/2027 (d)(e)	4.14	86,000,000	85,985,409
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 4.135% 6/11/2027 (d)(e)	4.14	92,000,000	91,991,557
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.14% 4/17/2026 (d)(e)	4.14	88,495,000	88,494,840
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.14% 6/10/2027 (d)(e)	4.14	225,000,000	225,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.14% 6/22/2026 (d)(e)	4.14	106,000,000	106,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.14% 6/24/2026 (d)(e)	4.14	134,000,000	134,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.14% 6/25/2026 (d)(e)	4.14	128,000,000	128,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.14% 6/26/2026 (d)(e)	4.14	213,000,000	213,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 4.14% 6/7/2027 (d)(e)	4.14	70,000,000	70,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.105%, 4.145% 2/18/2027 (d)(e)	4.14	30,000,000	30,001,032
Federal Home Loan Bank U.S. SOFR Index + 0.105%, 4.145% 2/20/2026 (d)(e)	4.15	207,000,000	207,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.15% 4/10/2026 (d)(e)	4.15	106,000,000	106,021,025
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.15% 4/15/2026 (d)(e)	4.15	126,000,000	126,024,718
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.15% 4/24/2026 (d)(e)	4.15	107,000,000	107,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.15% 4/7/2026 (d)(e)	4.15	110,000,000	110,004,232
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.15% 7/15/2027 (d)(e)	4.15	22,000,000	21,995,739
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.15% 7/19/2027 (d)(e)	4.15	109,000,000	108,978,769
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 4.15% 7/21/2027 (d)(e)	4.15	43,960,000	43,951,470
Federal Home Loan Bank U.S. SOFR Index + 0.115%, 4.155% 7/30/2027 (d)(e)	4.16	689,000,000	689,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 4.16% 12/19/2025 (d)(e)	4.16	111,000,000	111,012,376
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 4.16% 6/21/2027 (d)(e)	4.16	242,000,000	242,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 4.16% 6/22/2027 (d)(e)	4.16	217,000,000	217,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.17% 10/20/2027 (d)(e)	4.17	25,000,000	25,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.17% 2/12/2026 (d)(e)	4.17	107,000,000	107,008,009
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.17% 2/20/2026 (d)(e)	4.17	100,000,000	100,009,410
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.17% 2/5/2027 (d)(e)	4.17	127,000,000	127,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.17% 2/9/2026 (d)(e)	4.17	125,000,000	125,007,233
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.17% 4/16/2027 (d)(e)	4.17	107,000,000	107,034,764
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.17% 4/23/2027 (d)(e)	4.17	85,650,000	85,675,201
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.17% 6/24/2027 (d)(e)	4.17	276,000,000	276,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.17% 6/30/2027 (d)(e)	4.17	185,000,000	185,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.17% 9/10/2027 (d)(e)	4.17	221,000,000	221,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.17% 9/7/2027 (d)(e)	4.17	108,000,000	108,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.17% 9/8/2027 (d)(e)	4.17	66,000,000	66,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 4.175% 1/6/2027 (d)(e)	4.17	41,000,000	41,032,607
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 4.175% 11/12/2025 (d)(e)	4.17	410,000,000	410,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 4.175% 11/14/2025 (d)(e)	4.17	360,000,000	360,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.18% 1/16/2026 (d)(e)	4.18	107,000,000	107,009,654
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.18% 10/29/2026 (d)(e)	4.18	65,125,000	65,136,874
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.18% 7/22/2026 (d)(e)	4.18	6,666,667	6,666,666
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.18% 8/21/2026 (d)(e)	4.18	418,000,000	418,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.18% 9/10/2026 (d)(e)	4.18	104,000,000	104,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 4.18% 9/4/2026 (d)(e)	4.18	311,000,000	311,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.185% 1/2/2026 (d)(e)	4.18	187,000,000	187,001,077
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 4.185% 9/25/2026 (d)(e)	4.19	827,000,000	827,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.19% 12/8/2025 (d)(e)	4.19	406,000,000	405,999,797
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.19% 12/8/2025 (d)(e)	4.19	117,000,000	116,999,920
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.195% 11/14/2025 (d)(e)	4.19	100,100,000	100,100,257
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.195% 11/17/2025 (d)(e)	4.19	621,000,000	621,001,254
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.195% 12/11/2025 (d)(e)	4.20	202,000,000	202,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.195% 12/8/2025 (d)(e)	4.19	164,000,000	164,000,637
Federal Home Loan Bank U.S. SOFR Index + 0.19%, 4.23% 12/18/2026 (d)(e)	4.23	536,500,000	536,500,000
Federal Home Loan Bank U.S. SOFR Index + 0.19%, 4.23% 12/22/2026 (d)(e)	4.23	620,000,000	620,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.035% 11/10/2025 (d)(e)	4.03	892,000,000	892,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.035% 11/10/2025 (d)(e)	4.03	224,000,000	224,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.035% 11/4/2025 (d)(e)	4.03	333,000,000	333,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.035% 11/7/2025 (d)(e)	4.03	444,000,000	444,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.035% 11/7/2025 (d)(e)	4.03	89,000,000	89,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.265% 11/3/2025 (d)(e)	4.26	243,000,000	243,000,000
Federal Home Loan Bank U.S. SOFR Index -0.005%, 4.265% 11/3/2025 (d)(e)	4.26	219,000,000	219,000,000
Freddie Mac 0.64% 11/24/2025	4.36	79,000,000	78,820,125
Freddie Mac Discount Notes 0% 1/2/2026	4.02	661,000,000	656,480,595
Freddie Mac U.S. SOFR Index + 0.08%, 4.12% 11/5/2026 (d)(e)	4.12	1,119,000,000	1,119,000,000
Freddie Mac U.S. SOFR Index + 0.09%, 4.13% 1/26/2026 (d)(e)	4.13	1,910,000,000	1,910,013,662
Freddie Mac U.S. SOFR Index + 0.1%, 4.14% 2/9/2026 (d)(e)	4.14	127,000,000	127,002,955
Freddie Mac U.S. SOFR Index + 0.11%, 4.15% 3/5/2026 (d)(e)	4.15	666,000,000	666,000,000
Freddie Mac U.S. SOFR Index + 0.11%, 4.15% 5/7/2026 (d)(e)	4.15	390,000,000	390,000,000
Freddie Mac U.S. SOFR Index + 0.115%, 4.155% 4/2/2026 (d)(e)	4.15 to 4.16	1,124,000,000	1,124,006,185
Freddie Mac U.S. SOFR Index + 0.14%, 4.18% 10/16/2026 (d)(e)	4.18	1,004,000,000	1,004,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 4.18% 10/29/2026 (d)(e)	4.18	707,000,000	707,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 4.18% 9/23/2026 (d)(e)	4.18	1,253,000,000	1,253,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 4.18% 9/4/2026 (d)(e)	4.18	436,000,000	436,000,000
TOTAL U.S. GOVERNMENT AGENCY - DEBT (Cost $114,032,835,272)			114,032,835,272

U.S. Treasury Obligations - 36.1%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/13/2026	3.89 to 3.90	4,375,400,000	4,341,245,246
US Treasury Bills 0% 1/15/2026	3.88 to 3.92	5,452,000,000	5,408,273,210
US Treasury Bills 0% 1/2/2026	3.90 to 4.24	2,493,000,000	2,476,230,469
US Treasury Bills 0% 1/20/2026	3.86 to 4.23	4,898,000,000	4,856,309,031
US Treasury Bills 0% 1/22/2026	3.85 to 3.88	4,510,000,000	4,470,842,616
US Treasury Bills 0% 1/27/2026	3.85 to 3.88	4,638,000,000	4,595,327,043
US Treasury Bills 0% 1/29/2026	3.89 to 4.22	1,188,000,000	1,176,337,663
US Treasury Bills 0% 1/6/2026	4.01 to 4.27	1,367,900,000	1,357,899,480
US Treasury Bills 0% 1/8/2026	3.89 to 4.23	5,791,748,100	5,747,897,711
US Treasury Bills 0% 10/29/2026	3.69	297,000,000	286,427,987
US Treasury Bills 0% 11/12/2025	4.04 to 4.29	8,851,500,000	8,840,289,486
US Treasury Bills 0% 11/13/2025	4.04 to 4.19	8,021,000,000	8,010,085,331
US Treasury Bills 0% 11/18/2025	4.04 to 4.29	9,121,500,000	9,103,701,506
US Treasury Bills 0% 11/20/2025	4.17 to 4.31	6,897,000,000	6,881,920,012
US Treasury Bills 0% 11/25/2025	3.96 to 4.39	2,267,000,000	2,260,985,679
US Treasury Bills 0% 11/28/2025	4.03 to 4.30	4,549,000,000	4,535,262,140
US Treasury Bills 0% 11/4/2025	4.27	393,000,000	392,862,106
US Treasury Bills 0% 12/11/2025	4.25 to 4.30	1,541,000,000	1,533,852,805
US Treasury Bills 0% 12/16/2025	3.98 to 4.16	5,105,000,000	5,079,608,622
US Treasury Bills 0% 12/18/2025	4.24 to 4.25	2,105,000,000	2,093,574,303
US Treasury Bills 0% 12/2/2025	3.99 to 4.28	1,725,956,400	1,719,782,190
US Treasury Bills 0% 12/23/2025	3.92 to 4.14	1,121,000,000	1,114,504,174
US Treasury Bills 0% 12/26/2025	4.13 to 4.18	353,000,000	350,784,514
US Treasury Bills 0% 12/30/2025	4.07 to 4.08	3,636,015,600	3,612,062,212
US Treasury Bills 0% 12/4/2025	4.30 to 4.31	294,000,000	292,851,509
US Treasury Bills 0% 12/9/2025	3.98 to 4.17	5,439,849,500	5,416,945,919
US Treasury Bills 0% 2/10/2026	3.82 to 3.84	6,098,300,000	6,033,670,289
US Treasury Bills 0% 2/12/2026	4.05 to 4.06	2,298,700,000	2,272,573,366
US Treasury Bills 0% 2/17/2026	3.86	4,224,000,000	4,175,719,679
US Treasury Bills 0% 2/24/2026	3.78 to 3.79	2,904,000,000	2,869,339,207
US Treasury Bills 0% 2/3/2026	3.83 to 3.85	5,598,000,000	5,542,606,258
US Treasury Bills 0% 3/19/2026	3.79 to 4.12	2,890,800,000	2,849,311,883
US Treasury Bills 0% 3/26/2026	3.78 to 3.81	2,676,592,000	2,636,604,542
US Treasury Bills 0% 3/3/2026	3.76 to 3.83	1,714,000,000	1,692,612,596
US Treasury Bills 0% 3/5/2026	4.02 to 4.05	625,000,000	616,489,896
US Treasury Bills 0% 4/2/2026	3.77 to 3.80	1,095,000,000	1,077,817,156
US Treasury Bills 0% 4/23/2026	3.73	4,250,000,000	4,175,249,582
US Treasury Bills 0% 4/9/2026	3.77	683,000,000	671,838,641
US Treasury Bills 0% 5/14/2026	4.09	914,674,000	895,302,728
US Treasury Bills 0% 7/9/2026	4.07 to 4.11	3,570,000,000	3,472,680,752
US Treasury Bills 0% 8/6/2026	3.91 to 4.12	1,171,000,000	1,136,545,414
US Treasury Notes 0.375% 1/31/2026	4.21 to 4.28	302,000,000	299,168,302
US Treasury Notes 0.375% 11/30/2025	4.44 to 4.45	451,000,000	449,591,561
US Treasury Notes 0.375% 12/31/2025	4.26 to 4.28	1,644,000,000	1,633,826,615
US Treasury Notes 0.5% 2/28/2026	4.13 to 4.17	1,029,000,000	1,017,120,609
US Treasury Notes 0.625% 7/31/2026	3.74 to 4.11	1,278,000,000	1,247,171,504
US Treasury Notes 0.75% 3/31/2026	4.10 to 4.16	888,000,000	876,006,560
US Treasury Notes 0.75% 4/30/2026	3.80 to 4.16	438,000,000	431,077,054
US Treasury Notes 0.75% 5/31/2026	3.81	254,000,000	249,598,657
US Treasury Notes 0.75% 8/31/2026	3.92 to 4.16	946,000,000	921,085,263
US Treasury Notes 0.875% 9/30/2026	3.85	197,000,000	191,809,384
US Treasury Notes 1.125% 10/31/2026	3.64	269,000,000	262,443,521
US Treasury Notes 1.375% 8/31/2026	3.93	98,000,000	95,980,378
US Treasury Notes 1.625% 2/15/2026	4.15	98,000,000	97,301,573
US Treasury Notes 1.625% 5/15/2026	4.03 to 4.07	1,011,000,000	998,292,926
US Treasury Notes 1.875% 7/31/2026	4.01	40,000,000	39,383,578
US Treasury Notes 2.125% 5/31/2026	4.02	40,000,000	39,575,013
US Treasury Notes 2.25% 3/31/2026	4.13	98,000,000	97,265,688
US Treasury Notes 2.5% 2/28/2026	4.13	98,000,000	97,494,407
US Treasury Notes 3 month U.S. Treasury Bill + 0.19%, 3.9555% 10/31/2027 (d)(e)	3.96	1,600,000,000	1,600,000,000
US Treasury Notes 3.75% 4/15/2026	4.18	280,000,000	279,474,149
US Treasury Notes 3.75% 8/31/2026	3.96	177,000,000	176,694,369
US Treasury Notes 4% 2/15/2026	4.29	60,000,000	59,950,696
US Treasury Notes 4.125% 10/31/2026	3.64	135,000,000	135,641,641
US Treasury Notes 4.125% 6/15/2026	4.13 to 4.16	945,000,000	944,936,749
US Treasury Notes 4.25% 1/31/2026	4.28	610,000,000	609,950,191
US Treasury Notes 4.25% 12/31/2025	4.26 to 4.31	1,302,000,000	1,301,907,990
US Treasury Notes 4.375% 7/31/2026	3.75 to 4.08	1,112,000,000	1,116,245,841
US Treasury Notes 4.5% 3/31/2026	4.11 to 4.16	1,065,000,000	1,066,569,564
US Treasury Notes 4.625% 2/28/2026	4.13 to 4.17	355,000,000	355,542,113
US Treasury Notes 4.625% 3/15/2026	4.11	63,000,000	63,114,627
US Treasury Notes 4.625% 6/30/2026	3.77 to 4.20	194,000,000	194,746,301
US Treasury Notes 4.875% 4/30/2026	4.04 to 4.07	752,500,000	755,425,137
US Treasury Notes 4.875% 5/31/2026	4.04 to 4.06	339,000,000	340,555,305
TOTAL U.S. TREASURY OBLIGATIONS (Cost $154,119,172,219)			154,119,172,219

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $434,847,644,491)	434,847,644,491
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(7,584,067,665)
NET ASSETS - 100.0%	427,263,576,826

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
ABN AMRO Bank NV	4.18	10/31/2025	11/3/2025	601,000,000	601,209,348	Agency Mortgage-Backed Securities	2.00 - 7.00	3/1/2033 - 6/1/2055	613,233,535
ABN AMRO Bank NV	4.17	10/31/2025	11/3/2025	550,000,000	550,191,125	U.S. Treasuries (including strips)	3.63 - 3.88	5/31/2028 - 2/15/2053	561,245,529
BMO Capital Markets Corp	4.16	10/31/2025	11/3/2025	86,000,000	86,029,813	U.S. Treasuries (including strips)	4.00 - 4.25	1/31/2031 - 8/15/2035	87,750,435
BMO Chicago Branch	4.09	10/22/2025	11/10/2025	773,000,000	774,668,606	Agency Mortgage-Backed Securities	2.00 - 7.00	11/1/2031 - 11/1/2055	789,534,934
BMO Chicago Branch	4.10	10/10/2025	11/7/2025	450,000,000	451,435,000	Agency Mortgage-Backed Securities	1.50 - 6.00	8/1/2034 - 3/1/2063	460,254,601
BMO Chicago Branch	4.09	10/24/2025	11/7/2025	85,000,000	85,135,197	Agency Mortgage-Backed Securities	4.63 - 7.25	11/20/2025 - 8/20/2075	86,798,501
BNP Paribas, SA	4.04(g)	10/20/2025	11/20/2025	1,803,000,000	1,809,272,437	Agency Mortgage-Backed Securities	1.22 - 7.50	8/1/2028 - 5/20/2065	1,835,816,341
						U.S. Treasuries (including strips)	0.00	2/15/2036 - 11/15/2051	6,304,063
									1,842,120,404
BNP Paribas, SA	4.13	10/3/2025	11/3/2025	2,766,000,000	2,775,836,972	U.S. Treasuries (including strips)	0.00 - 5.25	7/15/2026 - 2/15/2055	2,831,353,827
Bank of Montreal	4.02	10/24/2025	11/24/2025	172,000,000	172,595,407	Agency Mortgage-Backed Securities	4.83 - 6.00	12/1/2029 - 6/25/2055	175,045,696
						Agency Collateralized Mortgage Obligation	4.69 - 6.50	5/20/2055 - 2/20/2069	596,291
									175,641,987
Bank of Montreal	4.01	10/29/2025	11/12/2025	300,000,000	300,467,833	U.S. Treasuries (including strips)	1.25 - 4.63	4/30/2026 - 11/15/2054	306,818,532
Bank of Montreal	4.10	10/10/2025	11/7/2025	120,000,000	120,382,667	U.S. Treasuries (including strips)	1.25 - 5.00	4/30/2026 - 11/15/2054	123,654,654
Bank of Montreal	4.02	10/30/2025	11/6/2025	63,000,000	63,049,245	U.S. Treasuries (including strips)	1.25 - 4.63	11/30/2026 - 11/15/2054	64,292,300
Barclays Bank PLC	4.05(g)	10/10/2025	11/12/2025	682,000,000	684,531,925	Agency Mortgage-Backed Securities	1.20 - 6.50	10/15/2032 - 3/15/2067	370,471,210
						Agency Collateralized Mortgage Obligation	4.00 - 5.63	8/25/2036 - 9/25/2055	62,384,140
						Agency Debentures and Agency Strips	1.50 - 10.31	1/27/2031 - 10/25/2055	267,310,732
									700,166,082
Barclays Bank PLC	4.17	10/31/2025	11/3/2025	1,294,000,000	1,294,449,665	Agency Mortgage-Backed Securities	1.00 - 6.00	10/1/2040 - 5/16/2065	1,321,709,349
Barclays Bank PLC	4.15	10/31/2025	11/3/2025	762,404,000	762,667,665	U.S. Treasuries (including strips)	0.00 - 4.50	11/6/2025 - 11/15/2054	777,921,095
BofA Securities, Inc.	3.87	10/27/2025	1/27/2026	424,000,000	428,193,360	U.S. Treasuries (including strips)	3.63 - 3.96	10/31/2027 - 9/30/2031	432,805,511
BofA Securities, Inc.	4.06(g)	10/10/2025	1/9/2026	170,000,000	171,744,672	Agency Mortgage-Backed Securities	2.00 - 7.50	1/1/2028 - 10/1/2055	173,887,639
BofA Securities, Inc.	4.10(g)	8/5/2025	12/5/2025	341,000,000	345,738,005	Agency Mortgage-Backed Securities	1.50 - 7.00	5/1/2030 - 8/20/2065	351,588,533
BofA Securities, Inc.	4.17	9/3/2025	12/3/2025	230,000,000	232,424,392	U.S. Treasuries (including strips)	1.25	6/30/2028 - 8/15/2031	236,257,674
BofA Securities, Inc.	4.10(g)	8/1/2025	12/1/2025	1,366,000,000	1,384,979,811	Agency Mortgage-Backed Securities	1.50 - 7.00	10/1/2030 - 3/15/2059	1,409,103,219
BofA Securities, Inc.	4.02	10/24/2025	11/24/2025	76,000,000	76,263,087	U.S. Treasuries (including strips)	0.63 - 3.96	10/31/2027 - 11/15/2031	77,606,570
BofA Securities, Inc.	4.26	8/7/2025	11/7/2025	171,000,000	172,861,620	Agency Mortgage-Backed Securities	2.50 - 7.00	8/1/2027 - 10/20/2055	176,236,294
Canadian Imperial Bank of Commerce	4.04	10/30/2025	12/11/2025	22,000,000	22,103,693	Agency Mortgage-Backed Securities	1.39 - 7.50	4/1/2028 - 3/20/2075	22,656,108
Canadian Imperial Bank of Commerce	4.06	10/15/2025	11/17/2025	108,000,000	108,401,940	U.S. Treasuries (including strips)	0.38 - 4.75	12/31/2025 - 2/15/2055	110,396,059
Canadian Imperial Bank of Commerce	4.07	10/14/2025	11/13/2025	342,000,000	343,159,950	Agency Mortgage-Backed Securities	2.00 - 8.00	4/1/2028 - 4/20/2075	278,710,696
						U.S. Treasuries (including strips)	0.00 - 4.75	11/15/2026 - 8/15/2054	71,166,810
									349,877,506
Canadian Imperial Bank of Commerce	4.10	10/7/2025	11/7/2025	466,000,000	467,645,239	U.S. Treasuries (including strips)	0.00 - 4.75	1/31/2026 - 2/15/2055	477,159,813
Canadian Imperial Bank of Commerce	4.21	9/2/2025	11/3/2025	524,000,000	527,799,291	U.S. Treasuries (including strips)	0.00 - 5.00	11/28/2025 - 2/15/2055	539,176,728
Canadian Imperial Bank of Commerce	4.16	10/31/2025	11/3/2025	172,000,000	172,059,627	Agency Mortgage-Backed Securities	1.50 - 7.50	10/1/2029 - 8/20/2064	165,451,435
						U.S. Treasuries (including strips)	0.00 - 4.88	6/30/2026 - 8/15/2045	10,088,554
									175,539,989
Canadian Imperial Bank of Commerce	4.13	10/1/2025	11/3/2025	76,000,000	76,287,723	U.S. Treasuries (including strips)	0.00 - 4.25	11/12/2025 - 5/15/2043	77,813,507
Citibank NA	4.02	10/30/2025	11/6/2025	516,000,000	516,403,340	Agency Mortgage-Backed Securities	2.48 - 7.50	7/20/2028 - 11/1/2055	526,555,090
Citigroup Global Capital Markets Inc	4.35(g)	10/31/2025	12/31/2025	907,000,000	913,685,346	Agency Mortgage-Backed Securities	3.38 - 7.50	9/1/2055 - 10/1/2055	925,140,640
						U.S. Treasuries (including strips)	3.00	11/15/2044	317,068
									925,457,708
Citigroup Global Capital Markets Inc	4.12(g)	10/22/2025	12/23/2025	1,580,000,000	1,591,210,978	Agency Mortgage-Backed Securities	3.50 - 7.50	10/1/2054 - 10/1/2055	1,613,897,874
Citigroup Global Capital Markets Inc	4.11(g)	10/22/2025	12/23/2025	921,000,000	927,519,145	U.S. Treasuries (including strips)	0.00 - 3.96	9/3/2026 - 11/15/2044	940,756,362
Citigroup Global Capital Markets Inc	4.12(g)	10/15/2025	12/16/2025	900,000,000	906,386,000	Agency Mortgage-Backed Securities	3.50 - 6.50	1/1/2030 - 11/1/2055	918,000,599
						U.S. Treasuries (including strips)	3.00	11/15/2044	2,080,467
									920,081,066
Citigroup Global Capital Markets Inc	4.02	10/30/2025	11/6/2025	773,000,000	773,604,228	Agency Mortgage-Backed Securities	2.50 - 7.00	7/20/2047 - 10/20/2055	788,812,179
Fixed Income Clearing Corp - BNP	4.15	10/31/2025	11/3/2025	6,272,000,000	6,274,169,067	U.S. Treasuries (including strips)	0.63 - 4.88	10/31/2027 - 2/15/2055	6,399,652,450
Fixed Income Clearing Corp - BNP	4.15	10/31/2025	11/3/2025	7,729,000,000	7,731,672,946	U.S. Treasuries (including strips)	0.38 - 6.75	11/30/2025 - 2/15/2055	7,886,306,408
Fixed Income Clearing Corp - BNYM	4.15	10/31/2025	11/3/2025	9,463,000,000	9,466,272,621	U.S. Treasuries (including strips)	0.63 - 4.63	11/30/2026 - 2/15/2034	9,652,260,007
Fixed Income Clearing Corp - BONY	4.16	10/31/2025	11/3/2025	2,174,000,000	2,174,753,653	Agency Mortgage-Backed Securities	2.00 - 7.50	3/1/2033 - 10/1/2055	2,217,480,000
Fixed Income Clearing Corp - CIBC	4.16	10/31/2025	11/3/2025	126,000,000	126,043,680	U.S. Treasuries (including strips)	3.63	3/31/2028	128,527,449
Fixed Income Clearing Corp - CIBC	4.16	10/31/2025	11/3/2025	944,000,000	944,327,253	U.S. Treasuries (including strips)	0.63 - 4.13	8/15/2030 - 8/15/2053	964,032,078
Fixed Income Clearing Corp - Citi	4.16	10/31/2025	11/3/2025	5,362,000,000	5,363,858,827	U.S. Treasuries (including strips)	0.00 - 6.38	11/30/2025 - 2/15/2054	5,471,136,006
Fixed Income Clearing Corp - Credit Agricole	4.07	10/31/2025	11/3/2025	7,358,000,000	7,360,495,588	U.S. Treasuries (including strips)	1.38 - 4.63	6/30/2027 - 5/15/2052	7,589,395,006
Fixed Income Clearing Corp - Goldman	4.02	10/30/2025	11/6/2025	775,000,000	775,605,792	U.S. Treasuries (including strips)	0.50 - 4.63	4/30/2026 - 8/15/2054	790,764,820
Fixed Income Clearing Corp - Goldman	4.16	10/31/2025	11/3/2025	5,868,000,000	5,870,034,240	Agency Mortgage-Backed Securities	1.50 - 7.50	4/1/2027 - 10/1/2055	5,987,434,926
Fixed Income Clearing Corp - Goldman	4.15	10/31/2025	11/3/2025	6,514,000,000	6,516,252,758	U.S. Treasuries (including strips)	0.00 - 4.88	11/25/2025 - 11/15/2052	6,646,577,853
Fixed Income Clearing Corp - ING	4.16	10/31/2025	11/3/2025	2,205,000,000	2,205,764,400	U.S. Treasuries (including strips)	2.63 - 4.63	5/31/2027 - 4/30/2032	2,248,725,705
Fixed Income Clearing Corp - ING	4.16	10/31/2025	11/3/2025	862,000,000	862,298,827	Agency Mortgage-Backed Securities	5.00 - 5.50	12/1/2052 - 12/1/2054	879,544,804
Fixed Income Clearing Corp - Mizuho	4.17	10/31/2025	11/3/2025	1,890,000,000	1,890,656,775	Agency Mortgage-Backed Securities	1.50 - 7.50	1/1/2026 - 9/15/2060	1,606,915,018
						U.S. Treasuries (including strips)	0.00 - 4.63	12/23/2025 - 5/15/2052	321,554,893
									1,928,469,911
Fixed Income Clearing Corp - Mizuho	4.16	10/31/2025	11/3/2025	2,706,000,000	2,706,938,080	U.S. Treasuries (including strips)	0.00 - 6.50	12/11/2025 - 5/15/2034	2,761,076,891
Fixed Income Clearing Corp - Morgan Stanley	4.16	10/31/2025	11/3/2025	1,726,000,000	1,726,598,347	Agency Mortgage-Backed Securities	1.50 - 7.50	11/25/2025 - 11/1/2055	1,761,130,314
Fixed Income Clearing Corp - Morgan Stanley	4.16	10/31/2025	11/3/2025	2,071,000,000	2,071,717,947	Agency Mortgage-Backed Securities	1.50 - 7.50	6/1/2026 - 10/1/2055	2,110,096,417
						U.S. Treasuries (including strips)	4.88	8/15/2045	3,055,890
									2,113,152,307
Fixed Income Clearing Corp - Morgan Stanley	4.16	10/31/2025	11/3/2025	4,142,000,000	4,143,435,893	Agency Mortgage-Backed Securities	2.00 - 7.50	5/20/2031 - 9/20/2065	4,214,830,385
						U.S. Treasuries (including strips)	1.13 - 4.88	2/28/2029 - 2/15/2053	11,474,227
									4,226,304,612
Fixed Income Clearing Corp - Morgan Stanley	4.16	10/31/2025	11/3/2025	4,142,000,000	4,143,435,893	Agency Mortgage-Backed Securities	1.50 - 7.50	11/1/2026 - 11/1/2055	4,214,867,789
						U.S. Treasuries (including strips)	3.75 - 4.88	4/30/2027 - 8/15/2045	11,436,823
									4,226,304,612
Fixed Income Clearing Corp - Natixis	4.18	10/31/2025	11/3/2025	2,199,000,000	2,199,765,985	U.S. Treasuries (including strips)	2.38 - 4.38	5/15/2027 - 2/28/2030	2,243,059,207
Fixed Income Clearing Corp - Natwest	4.16	10/31/2025	11/3/2025	30,000,000	30,010,400	U.S. Treasuries (including strips)	1.25 - 3.50	10/31/2027 - 6/30/2028	30,610,703
Fixed Income Clearing Corp - Nomura	4.16	10/31/2025	11/3/2025	2,949,000,000	2,950,022,320	U.S. Treasuries (including strips)	0.00 - 6.13	11/25/2025 - 12/31/2031	3,009,022,771
Fixed Income Clearing Corp - State Street Bank	4.16	10/31/2025	11/3/2025	1,899,000,000	1,899,658,320	Agency Mortgage-Backed Securities	2.00 - 7.50	1/1/2027 - 10/1/2055	1,932,187,375
						U.S. Treasuries (including strips)	0.00 - 4.13	12/11/2025 - 8/15/2053	5,464,112
									1,937,651,487
Fixed Income Clearing Corp - State Street Bank	4.15	10/31/2025	11/3/2025	8,414,274,000	8,417,183,936	U.S. Treasuries (including strips)	0.38 - 4.38	7/15/2027 - 10/31/2027	8,582,510,507
Goldman Sachs & Co LLC	4.05	10/29/2025	11/5/2025	859,000,000	859,676,463	Agency Mortgage-Backed Securities	2.00 - 7.00	9/1/2027 - 5/20/2072	876,672,851
HSBC Securities Inc (USA)	4.12	10/28/2025	11/4/2025	618,000,000	618,495,087	U.S. Treasuries (including strips)	1.25 - 4.63	2/28/2026 - 5/15/2041	630,792,902
ING Financial Markets LLC	4.05	10/30/2025	12/11/2025	908,000,000	912,290,300	Agency Mortgage-Backed Securities	1.50 - 8.50	3/1/2026 - 9/1/2061	926,576,773
ING Financial Markets LLC	4.15	10/28/2025	11/4/2025	62,000,000	62,050,031	U.S. Treasuries (including strips)	3.63	5/15/2053	63,904,231
JP Morgan Securities, LLC	4.06(g)	10/23/2025	11/24/2025	8,803,000,000	8,834,769,049	U.S. Treasuries (including strips)	0.88 - 4.63	3/31/2027 - 9/30/2032	8,990,623,037
JP Morgan Securities, LLC	4.07(g)	10/14/2025	11/13/2025	5,117,000,000	5,134,355,158	Agency Mortgage-Backed Securities	1.50 - 8.00	4/1/2027 - 9/1/2062	5,231,640,246
Lloyds Bank Corp Mrkts	4.10	10/31/2025	11/7/2025	410,000,000	410,326,861	U.S. Treasuries (including strips)	0.38 - 4.88	11/30/2025 - 8/15/2055	418,368,928
Lloyds Bank Corp Mrkts	4.04	10/30/2025	11/6/2025	252,000,000	252,197,960	U.S. Treasuries (including strips)	0.38 - 4.88	3/31/2026 - 8/15/2055	257,158,525
Lloyds Bank Corp Mrkts	4.05	10/29/2025	11/5/2025	252,000,000	252,198,450	U.S. Treasuries (including strips)	0.38 - 4.75	11/15/2026 - 8/15/2055	257,338,569
Lloyds Bank PLC	4.09	9/26/2025	12/19/2025	99,000,000	99,944,790	U.S. Treasuries (including strips)	0.50 - 4.13	4/30/2027 - 2/15/2033	101,416,022
Lloyds Bank PLC	4.09	10/6/2025	12/8/2025	100,000,000	100,715,750	U.S. Treasuries (including strips)	0.50 - 4.63	4/30/2027 - 8/15/2034	102,324,498
Lloyds Bank PLC	4.26	8/28/2025	11/28/2025	200,000,000	202,177,334	U.S. Treasuries (including strips)	0.50 - 4.63	4/30/2027 - 8/15/2034	205,617,445
Lloyds Bank PLC	4.28	8/26/2025	11/26/2025	200,000,000	202,187,556	U.S. Treasuries (including strips)	0.50 - 4.38	4/30/2027 - 8/15/2034	205,673,514
Lloyds Bank PLC	4.13	9/26/2025	11/26/2025	199,000,000	200,392,613	U.S. Treasuries (including strips)	0.50 - 4.63	4/30/2027 - 8/15/2034	203,864,960
Lloyds Bank PLC	4.13	9/24/2025	11/24/2025	99,000,000	99,692,808	U.S. Treasuries (including strips)	0.50 - 4.63	4/30/2027 - 8/15/2034	101,443,396
Lloyds Bank PLC	4.29	8/20/2025	11/20/2025	100,000,000	101,096,334	U.S. Treasuries (including strips)	0.50 - 4.63	4/30/2027 - 5/15/2034	102,911,647
Lloyds Bank PLC	4.32	8/7/2025	11/7/2025	191,000,000	193,108,640	U.S. Treasuries (including strips)	0.50 - 4.63	4/30/2027 - 5/15/2034	196,877,380
MUFG Securities (Canada), Ltd.	4.01	10/30/2025	1/12/2026	227,000,000	228,871,111	Agency Mortgage-Backed Securities	1.50 - 6.53	12/1/2027 - 6/1/2055	231,643,067
						U.S. Treasuries (including strips)	0.00	4/30/2026	98
									231,643,165
MUFG Securities (Canada), Ltd.	4.02	10/30/2025	11/6/2025	157,000,000	157,122,722	U.S. Treasuries (including strips)	0.00 - 4.88	3/15/2026 - 2/15/2053	160,211,531
MUFG Securities EMEA PLC	4.26	8/7/2025	11/7/2025	940,000,000	950,233,466	U.S. Treasuries (including strips)	0.63 - 4.88	5/31/2026 - 5/15/2050	968,406,426
MUFG Securities EMEA PLC	4.13	10/6/2025	11/6/2025	624,000,000	626,219,187	U.S. Treasuries (including strips)	0.63 - 4.25	5/15/2028 - 2/15/2043	638,101,767
MUFG Securities EMEA PLC	4.16	10/31/2025	11/3/2025	552,000,000	552,191,360	U.S. Treasuries (including strips)	0.00 - 4.13	12/11/2025 - 10/31/2031	563,080,575
Mitsubishi UFJ Securities (U.S.A.), Inc.	4.01	10/30/2025	1/12/2026	908,000,000	915,484,442	Agency Mortgage-Backed Securities	2.00 - 7.00	1/1/2026 - 11/1/2055	926,572,656
Mizuho Bank, Ltd.	4.16	10/31/2025	11/3/2025	158,000,000	158,054,773	U.S. Treasuries (including strips)	1.63	5/15/2031	161,077,339
NatWest Market Securities Inc	4.11	10/28/2025	11/4/2025	602,000,000	602,481,098	U.S. Treasuries (including strips)	1.13 - 6.75	8/15/2026 - 11/15/2054	616,905,703
Norinchukin Bank	4.02	10/30/2025	11/6/2025	202,000,000	202,157,897	U.S. Treasuries (including strips)	4.13	11/30/2031	206,063,016
Norinchukin Bank	4.13	10/28/2025	11/4/2025	201,000,000	201,161,414	U.S. Treasuries (including strips)	4.13	11/30/2031	205,090,594
RBC Financial Group	3.99	10/23/2025	12/11/2025	685,000,000	688,720,121	Agency Mortgage-Backed Securities	6.50	10/1/2055	851,761
						U.S. Treasuries (including strips)	0.00 - 5.38	11/4/2025 - 11/15/2054	662,700,247
						Agency Debentures and Agency Strips	5.53	2/25/2054	37,128,063
									700,680,071
RBC Financial Group	4.12	9/19/2025	11/14/2025	435,000,000	437,787,866	Agency Mortgage-Backed Securities	0.85 - 6.50	5/25/2030 - 7/1/2056	257,695,262
						U.S. Treasuries (including strips)	0.13 - 4.88	1/31/2026 - 2/15/2055	177,649,009
						Agency Collateralized Mortgage Obligation	5.03 - 6.50	3/20/2051 - 9/20/2055	1,258,542
						Agency Debentures and Agency Strips	4.00 - 6.50	1/1/2039 - 10/1/2055	9,813,036
									446,415,849
RBC Financial Group	4.23	8/14/2025	11/12/2025	204,000,000	206,157,300	Agency Mortgage-Backed Securities	2.00 - 6.50	7/1/2036 - 10/1/2055	32,166,578
						U.S. Treasuries (including strips)	0.00 - 4.88	11/30/2025 - 2/15/2055	177,916,453
									210,083,031
SMBC Nikko Securities America Inc	4.16	10/31/2025	11/3/2025	414,000,000	414,143,520	Agency Mortgage-Backed Securities	2.00 - 7.00	1/1/2027 - 8/1/2056	421,960,628
						U.S. Treasuries (including strips)	3.75 - 4.00	2/28/2030 - 10/31/2032	465,764
									422,426,392
SMBC Nikko Securities America Inc	4.16	10/31/2025	11/3/2025	1,397,000,000	1,397,484,293	U.S. Treasuries (including strips)	0.00 - 4.50	1/6/2026 - 5/15/2050	1,425,434,080
Societe Generale	4.10	10/31/2025	11/7/2025	1,241,000,000	1,241,989,353	U.S. Treasuries (including strips)	2.00 - 4.38	11/15/2026 - 2/15/2033	1,266,252,502
Sumitomo Mitsui Banking Corp	4.06	10/29/2025	11/12/2025	72,000,000	72,113,680	U.S. Treasuries (including strips)	1.63 - 4.50	8/31/2028 - 2/15/2036	73,524,331
TD Securities (U.S.A.)	4.16	10/31/2025	11/3/2025	533,000,000	533,184,773	Agency Mortgage-Backed Securities	2.00 - 7.50	10/1/2040 - 4/1/2055	543,733,158
						Agency Debentures and Agency Strips	4.00 - 6.00	10/12/2027 - 1/23/2040	115,311
									543,848,469
US Bancorp Inv	4.19	10/31/2025	11/3/2025	509,000,000	509,177,726	U.S. Treasuries (including strips)	0.00 - 5.00	11/30/2025 - 8/15/2055	519,422,188
Wells Fargo Bank NA	4.13	10/28/2025	11/4/2025	1,203,000,000	1,203,966,076	U.S. Treasuries (including strips)	4.25	11/15/2034	1,227,904,629
Wells Fargo Securities, LLC	4.04	10/30/2025	12/11/2025	2,271,000,000	2,281,703,980	Agency Mortgage-Backed Securities	1.50 - 7.50	6/1/2026 - 11/1/2055	2,317,459,815
Wells Fargo Securities, LLC	4.20	9/3/2025	12/3/2025	586,000,000	592,221,367	Agency Mortgage-Backed Securities	1.50 - 7.00	4/1/2031 - 11/1/2055	601,973,774
Wells Fargo Securities, LLC	4.28	8/20/2025	11/20/2025	902,000,000	911,865,876	Agency Mortgage-Backed Securities	2.00 - 7.00	5/1/2027 - 11/1/2055	928,243,691
Wells Fargo Securities, LLC	4.28	8/21/2025	11/19/2025	449,000,000	453,804,300	Agency Mortgage-Backed Securities	1.50 - 6.50	8/1/2035 - 10/1/2055	462,009,206
Wells Fargo Securities, LLC	4.28	8/19/2025	11/18/2025	451,500,000	456,384,728	Agency Mortgage-Backed Securities	1.50 - 6.50	1/1/2030 - 11/1/2055	464,691,145
Wells Fargo Securities, LLC	4.28	8/18/2025	11/17/2025	903,000,000	912,769,457	Agency Mortgage-Backed Securities	1.50 - 6.50	9/1/2026 - 11/1/2055	929,491,793
Wells Fargo Securities, LLC	4.28	8/12/2025	11/10/2025	450,000,000	454,815,000	Agency Mortgage-Backed Securities	2.00 - 7.50	1/1/2027 - 11/1/2055	463,529,310
Wells Fargo Securities, LLC	4.17	9/8/2025	11/7/2025	224,000,000	225,556,800	Agency Mortgage-Backed Securities	1.50 - 6.50	8/1/2026 - 10/1/2055	229,962,074
Total Repurchase Agreements				144,382,178,000	144,664,866,770				147,533,002,074

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$14,900,727,000 due 11/03/2025 at 4.16%
Bank of America NA	1,240,984,000
Bny Mellon Capital Market LLC	919,785,000
Citigroup Global Capital Markets Inc	172,384,000
HSBC Securities Inc (USA)	620,581,000
JPMorgan Securities LLC	1,322,000
MUFG Securities (Canada) Ltd.	948,110,000
Rbc Dominion Securities Inc	1,896,220,000
Sumitomo Mitsui Banking Corp	4,723,238,000
Sumitomo Mitsui Banking Corp/New York	1,310,115,000
Wells Fargo Bank NA	1,551,230,000
Wells Fargo Securities LLC	1,516,758,000
14,900,727,000
$48,732,000 due 11/03/2025 at 4.15%
JPMorgan Securities LLC	48,732,000
48,732,000
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $166,695,637,000) - See accompanying schedule: Unaffiliated issuers (cost $434,847,644,491)		$434,847,644,491
Cash		1,688,387,453
Receivable for fund shares sold		2,411,181,944
Interest receivable		813,587,086
Prepaid expenses		393,077
Receivable from investment adviser for expense reductions		389,102
Other receivables		3,193,796
Total assets		439,764,776,949
Liabilities
Payable for investments purchased
Regular delivery	$9,809,480,237
Delayed delivery	35,000,000
Payable for fund shares redeemed	2,300,889,827
Distributions payable	197,033,197
Accrued management fee	88,140,163
Distribution and service plan fees payable	3,538,102
Other affiliated payables	59,428,142
Other payables and accrued expenses	7,690,455
Total liabilities		12,501,200,123
Net Assets		$427,263,576,826
Net Assets consist of:
Paid in capital		$427,263,095,869
Total accumulated earnings (loss)		480,957
Net Assets		$427,263,576,826

Net Asset Value and Maximum Offering Price
Capital Reserves Class :
Net Asset Value, offering price and redemption price per share ($3,928,933,237 ÷ 3,927,789,451 shares)		$1.00
Daily Money Class :
Net Asset Value, offering price and redemption price per share ($9,421,909,962 ÷ 9,419,546,452 shares)		$1.00
Advisor M Class :
Net Asset Value, offering price and redemption price per share ($216,897,428 ÷ 216,911,668 shares)		$1.00
Fidelity Government Money Market Fund :
Net Asset Value, offering price and redemption price per share ($394,231,084,676 ÷ 394,226,911,708 shares)		$1.00
Class S :
Net Asset Value, offering price and redemption price per share ($153,665,859 ÷ 153,668,750 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($14,480,524,571 ÷ 14,477,146,692 shares)		$1.00
Class K6 :
Net Asset Value, offering price and redemption price per share ($4,830,561,093 ÷ 4,830,773,611 shares)		$1.00
Statement of Operations
Six months ended October 31, 2025 (Unaudited)
Investment Income
Interest		$8,954,149,918
Expenses
Management fee	$512,343,171
Transfer agent fees	333,391,894
Distribution and service plan fees	20,746,385
Accounting fees and expenses	4,373,308
Custodian fees and expenses	827,941
Independent trustees' fees and expenses	468,039
Registration fees	9,779,894
Audit fees	37,142
Legal	845,861
Miscellaneous	493,337
Total expenses before reductions	883,306,972
Expense reductions	(2,957,537)
Total expenses after reductions		880,349,435
Net Investment income (loss)		8,073,800,483
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	319,338
Total net realized gain (loss)		319,338
Net increase in net assets resulting from operations		$8,074,119,821
Statement of Changes in Net Assets

	Six months ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,073,800,483	$16,026,971,230
Net realized gain (loss)	319,338	700,323
Net increase in net assets resulting from operations	8,074,119,821	16,027,671,553
Distributions to shareholders	(8,073,856,449)	(16,025,941,241)

Share transactions - net increase (decrease)	29,734,918,209	73,298,904,610
Total increase (decrease) in net assets	29,735,181,581	73,300,634,922

Net Assets
Beginning of period	397,528,395,245	324,227,760,323
End of period	$427,263,576,826	$397,528,395,245

Financial Highlights
Fidelity® Government Money Market Fund Capital Reserves Class

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.017	.039	.044	.022	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.017	.039	.044	.022	- B	- B
Distributions from net investment income	(.017)	(.039)	(.044)	(.022)	- B	- B
Total distributions	(.017)	(.039)	(.044)	(.022)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.72%	4.02%	4.49%	2.20%	.01%	.01%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.95% G	.96%	.96%	.96%	.96%	.96%
Expenses net of fee waivers, if any	.95 % G	.95%	.95%	.92%	.10%	.15%
Expenses net of all reductions, if any	.95% G	.95%	.95%	.92%	.10%	.15%
Net investment income (loss)	3.38% G	3.92%	4.41%	2.18%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$3,928,933	$3,884,046	$4,287,977	$5,294,932	$7,465,539	$7,539,252

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Fidelity® Government Money Market Fund Daily Money Class

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.018	.042	.047	.024	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.018	.042	.047	.024	- B	- B
Distributions from net investment income	(.018)	(.042)	(.047)	(.024)	- B	- B
Total distributions	(.018)	(.042)	(.047)	(.024)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.85%	4.28%	4.75%	2.43%	.01%	.01%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.70% G	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.70 % G	.70%	.70%	.70%	.10%	.15%
Expenses net of all reductions, if any	.70% G	.70%	.70%	.70%	.10%	.15%
Net investment income (loss)	3.63% G	4.17%	4.66%	2.40%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$9,421,910	$8,828,741	$8,045,975	$7,151,812	$7,389,338	$7,356,206

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Fidelity® Government Money Market Fund Advisor M Class

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.018	.042	.047	.024	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.018	.042	.047	.024	- B	- B
Distributions from net investment income	(.018)	(.042)	(.047)	(.024)	- B	- B
Total distributions	(.018)	(.042)	(.047)	(.024)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.85%	4.28%	4.75%	2.43%	.01%	.01%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.70% G	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.70 % G	.70%	.70%	.70%	.10%	.15%
Expenses net of all reductions, if any	.70% G	.70%	.70%	.70%	.10%	.15%
Net investment income (loss)	3.63% G	4.17%	4.66%	2.40%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$216,897	$230,274	$182,081	$172,227	$148,512	$124,205

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Fidelity® Government Money Market Fund

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.020	.045	.049	.027	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.020	.045	.049	.027	- B	- B
Distributions from net investment income	(.020)	(.045)	(.049)	(.027)	- B	- B
Total distributions	(.020)	(.045)	(.049)	(.027)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	1.99%	4.57%	5.05%	2.72%	.01%	.01%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.42% G	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42 % G	.42%	.42%	.42%	.10%	.15%
Expenses net of all reductions, if any	.42% G	.42%	.42%	.42%	.10%	.15%
Net investment income (loss)	3.91% G	4.45%	4.94%	2.68%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$394,231,085	$366,312,998	$297,752,603	$236,784,703	$230,027,515	$200,115,905

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Fidelity® Government Money Market Fund Class S

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.020	.045	.049	.027	- C
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.020	.045	.049	.027	- C
Distributions from net investment income	(.020)	(.045)	(.049)	(.027)	- C
Total distributions	(.020)	(.045)	(.049)	(.027)	- C
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D,E	1.99%	4.57%	5.05%	2.72%	-% F
Ratios to Average Net Assets B,G,H
Expenses before reductions	.45% I	.46%	.46%	.46%	.46% I
Expenses net of fee waivers, if any	.42 % I	.42%	.42%	.42%	.14% I
Expenses net of all reductions, if any	.42% I	.42%	.42%	.42%	.14% I
Net investment income (loss)	3.91% I	4.45%	4.94%	2.68%	.01% I
Supplemental Data
Net assets, end of period (000 omitted)	$153,666	$97,972	$108,217	$116,643	$100

AFor the period December 2, 2021 (commencement of sale of shares) through April 30, 2022.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FAmount represents less than .005%.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
Fidelity® Government Money Market Fund Premium Class

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.020	.046	.050	.028	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.020	.046	.050	.028	- B	- B
Distributions from net investment income	(.020)	(.046)	(.050)	(.028)	- B	- B
Total distributions	(.020)	(.046)	(.050)	(.028)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.04%	4.67%	5.15%	2.82%	.01%	.01%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.36% G	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.32 % G	.32%	.32%	.32%	.09%	.15%
Expenses net of all reductions, if any	.32% G	.32%	.32%	.32%	.09%	.15%
Net investment income (loss)	4.01% G	4.55%	5.04%	2.78%	.01%	-% H
Supplemental Data
Net assets, end of period (000 omitted)	$14,480,525	$13,457,452	$10,394,158	$7,609,041	$4,352,205	$4,713,643

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount represents less than .005%.
Fidelity® Government Money Market Fund Class K6

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.021	.046	.051	.029	- B	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.021	.046	.051	.029	- B	- B
Distributions from net investment income	(.021)	(.046)	(.051)	(.029)	- B	- B
Total distributions	(.021)	(.046)	(.051)	(.029)	- B	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.08%	4.75%	5.22%	2.89%	.02%	.01%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.27% G	.27%	.27%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.25 % G	.25%	.25%	.25%	.09%	.14%
Expenses net of all reductions, if any	.25% G	.25%	.25%	.25%	.09%	.14%
Net investment income (loss)	4.08% G	4.62%	5.11%	2.85%	.02%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$4,830,561	$4,716,911	$3,456,750	$2,779,806	$2,174,050	$1,660,582

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2025

1. Organization.
Fidelity Government Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Capital Reserves Class, Daily Money Class, Advisor M Class, Fidelity Government Money Market Fund, Class S, Premium Class and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class S shares are offered only to the Fidelity FDIC-Insured Deposit Sweep Program.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Government Money Market Fund	$3,193,534

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$434,847,644,491

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$-
Long-term	(649,774)
Total capital loss carryforward	$(649,774)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. Under the expense contract, total expenses of Fidelity Government Money Market Fund are limited to an annual rate of .42% of the class' average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Capital Reserves Class	.25%	.25%	9,419,264	960,442
Daily Money Class	- %	.25%	11,047,777	366,112
Advisor M Class	- %	.25%	279,344	2,325
			20,746,385	1,328,879

Sales Load. FDC receives the proceeds of contingent deferred sales charges for Daily Money Class shares purchased by exchange from Class A or Class M shares of a Fidelity fund that were subject to these charges. In addition, FDC receives deferred sales charges for Advisor M Class shares purchased by exchange from Class M shares of a Fidelity fund that were subject to these charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Daily Money Class	8,711
Advisor M Class	2

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets, with the exception of Premium Class and Class K6 which pays .10% and .01% of class-level average net assets, respectively.

Under the expense contract, Fidelity Government Money Market Fund will pay a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Capital Reserves Class	3,767,706.20
Daily Money Class	8,838,221.20
Advisor M Class	223,475.20
Fidelity Government Money Market Fund	313,184,219.16
Class S	114,946.20
Premium Class	7,023,397.10
Class K6	239,930.01
	333,391,894

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Government Money Market Fund	-A

A Amount represents less than .005%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)	Expiration Date
Capital Reserves Class	.95%	6,007	August 31, 2026
Daily Money Class	.70%	89,844	August 31, 2026
Advisor M Class	.70%	1,980	August 31, 2026
Class S	.42%	18,903	August 31, 2026
Premium Class	.32%	2,465,239	August 31, 2026
Class K6	.25%	375,564	August 31, 2026
		2,957,537
5. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2025	Year ended April 30, 2025
Fidelity Government Money Market Fund
Distributions to shareholders
Capital Reserves Class	$64,262,887	$158,016,170
Daily Money Class	161,897,466	356,917,449
Advisor M Class	4,097,235	8,031,565
Fidelity Government Money Market Fund	7,458,270,882	14,782,319,185
Class S	2,282,200	5,749,688
Premium Class	284,248,412	532,064,124
Class K6	98,797,367	182,843,060
Total	$8,073,856,449	$16,025,941,241
6. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:
	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2025	Year ended April 30, 2025	Six months ended October 31, 2025	Year ended April 30, 2025
Fidelity Government Money Market Fund
Capital Reserves Class
Shares sold	8,634,991,956	18,454,832,381	$8,634,991,956	$18,454,832,381
Reinvestment of distributions	40,330,483	99,479,480	40,330,483	99,479,480
Shares redeemed	(8,630,433,359)	(18,958,157,684)	(8,630,433,359)	(18,958,157,684)
Net increase (decrease)	44,889,080	(403,845,823)	$44,889,080	$(403,845,823)
Daily Money Class
Shares sold	17,970,756,493	36,003,268,978	$17,970,756,493	$36,003,268,978
Reinvestment of distributions	112,405,222	248,435,633	112,405,222	248,435,633
Shares redeemed	(17,490,141,672)	(35,469,160,646)	(17,490,141,672)	(35,469,160,646)
Net increase (decrease)	593,020,043	782,543,965	$593,020,043	$782,543,965
Advisor M Class
Shares sold	86,205,583	201,132,042	$86,205,583	$201,132,042
Reinvestment of distributions	4,001,869	7,821,036	4,001,869	7,821,036
Shares redeemed	(103,584,017)	(160,756,898)	(103,584,017)	(160,756,898)
Net increase (decrease)	(13,376,565)	48,196,180	$(13,376,565)	$48,196,180
Fidelity Government Money Market Fund
Shares sold	744,639,893,085	1,370,270,391,893	$744,639,893,085	$1,370,270,391,893
Reinvestment of distributions	6,385,768,278	12,435,342,663	6,385,768,278	12,435,342,663
Shares redeemed	(723,107,485,301)	(1,314,146,305,500)	(723,107,485,301)	(1,314,146,305,500)
Net increase (decrease)	27,918,176,062	68,559,429,056	$27,918,176,062	$68,559,429,056
Class S
Shares sold	615,437,932	1,279,893,801	$615,437,932	$1,279,893,801
Reinvestment of distributions	1,847,092	4,745,973	1,847,092	4,745,973
Shares redeemed	(561,590,975)	(1,294,884,332)	(561,590,975)	(1,294,884,332)
Net increase (decrease)	55,694,049	(10,244,558)	$55,694,049	$(10,244,558)
Premium Class
Shares sold	9,490,744,035	15,694,035,976	$9,490,744,035	$15,694,035,976
Reinvestment of distributions	245,235,265	467,292,883	245,235,265	467,292,883
Shares redeemed	(8,713,123,772)	(13,098,754,645)	(8,713,123,772)	(13,098,754,645)
Net increase (decrease)	1,022,855,528	3,062,574,214	$1,022,855,528	$3,062,574,214
Class K6
Shares sold	1,813,221,605	3,818,432,334	$1,813,018,746	$3,818,432,334
Reinvestment of distributions	98,793,244	182,815,441	98,793,244	182,815,441
Shares redeemed	(1,798,354,837)	(2,740,996,197)	(1,798,151,978)	(2,740,996,197)
Net increase (decrease)	113,660,012	1,260,251,578	$113,660,012	$1,260,251,578
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Government Money Market Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions with representatives of the Investment Advisers that occur, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard, the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group).
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to non-Fidelity funds in the total peer group (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustment and fund-paid 12b-1 fees) of the retail class of the fund relative to asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024.

The Board noted that Lipper's definition of retail and institutional money market funds creates challenges for comparisons because Lipper's retail category includes funds that have high investment minimums, unlike the fund, that would typically be considered institutional load. The Board considered that the fund has a flat fee, which covers expenses for services beyond portfolio management. The Board also considered that Fidelity believes that management fee comparisons are particularly unhelpful in the context of the fund and that total expense comparisons are more useful. The Board also noted that the total expense ratio of the retail class of the fund ranked below the total peer group competitive median for 2024. The Board considered that Fidelity believes that, although the management fee and total expenses may rank above the median, the fees that the fund is charged are reasonable for the overall value of the nature and quality of the services the fund's shareholders receive.

Other Contractual Arrangements. The Board further considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.42%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the class. The Board further considered that FMR has contractually agreed to reimburse Capital Reserves Class, Daily Money Class, Advisor M Class, Class K6, Class S, and Premium Class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.95%, 0.70%, 0.70%, 0.25%, 0.42%, and 0.32% through August 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of the retail class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.538283.128
SPU-SANN-1225
Fidelity Flex® Funds

Fidelity Flex® Government Money Market Fund

Semi-Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Flex® Government Money Market Fund
Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Repurchase Agreements - 29.7%
	Maturity Amount ($)	Value ($)
Fixed Income Clearing Corp - Credit Agricole 4.16%, dated 11/3/2025 due 11/4/2025 (b)	3,000,347	3,000,000
Investments in repurchase agreements in a joint trading account at 4.16%, dated 10/31/2025 due 11/3/2025 (Collateralized by U.S. Government Obligations)#	2,000,693	2,000,000
Repurchase Agreements*	49,578,894	49,445,000
TOTAL REPURCHASE AGREEMENTS (Cost $54,445,000)		54,445,000

U.S. Government Agency - Debt - 32.7%
	Yield (%) (c)	Principal Amount (a)	Value ($)
Federal Farm Credit Banks Funding Corp Federal Reserve Index -3.04%, 3.96% 6/12/2026 (d)(e)	3.96	500,000	499,925
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 4.06% 4/30/2026 (d)(e)	4.06	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.08% 10/20/2026 (d)(e)	4.08	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.08% 4/28/2026 (d)(e)	4.08	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.08% 5/28/2026 (d)(e)	4.08	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 4.08% 7/14/2026 (d)(e)	4.08	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.095% 11/25/2025 (d)(e)	4.10	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 4.095% 2/13/2026 (d)(e)	4.10	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 4.1% 9/22/2026 (d)(e)	4.10	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 4.1% 9/4/2026 (d)(e)	4.10	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.985% 3/5/2027 (d)(e)	0.00	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 4.105% 11/13/2026 (d)(e)	4.11	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.11% 10/21/2026 (d)(e)	4.11	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.11% 11/17/2025 (d)(e)	4.11	500,000	500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.11% 12/17/2025 (d)(e)	4.11	500,000	500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.11% 5/28/2026 (d)(e)	4.11	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 4.11% 8/12/2026 (d)(e)	4.11	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 4.115% 4/1/2027 (d)(e)	4.12	1,000,000	999,929
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.12% 12/22/2026 (d)(e)	4.12	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.12% 2/10/2026 (d)(e)	4.12	500,000	500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 4.12% 3/4/2026 (d)(e)	4.12	500,000	499,992
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 4.125% 4/8/2027 (d)(e)	4.12	500,000	500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.13% 1/19/2027 (d)(e)	4.13	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.13% 1/23/2026 (d)(e)	4.13	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.13% 12/24/2026 (d)(e)	4.13	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.13% 2/2/2026 (d)(e)	4.13	500,000	500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 4.13% 5/14/2026 (d)(e)	4.13	1,000,000	1,000,150
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.14% 1/8/2027 (d)(e)	4.14	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.14% 3/25/2027 (d)(e)	4.14	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.14% 6/18/2026 (d)(e)	4.14	250,000	250,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 4.155% 7/8/2026 (d)(e)	4.16	500,000	500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 4.165% 10/6/2026 (d)(e)	4.16	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 4.17% 2/20/2026 (d)(e)	4.17	500,000	500,065
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 4.175% 2/10/2027 (d)(e)	4.18	500,000	500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 4.18% 10/23/2026 (d)(e)	4.18	500,000	500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 4.185% 1/8/2027 (d)(e)	4.19	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 4.19% 12/15/2025 (d)(e)	4.19	500,000	500,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 4.195% 11/28/2025 (d)(e)	4.19	171,000	171,009
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.185%, 4.225% 5/10/2027 (d)(e)	4.22	1,000,000	1,001,230
Federal Home Loan Bank 3.85% 3/9/2026	3.85	1,000,000	999,992
Federal Home Loan Bank 4.35% 3/6/2026	4.35	1,000,000	1,000,001
Federal Home Loan Bank 4.4% 3/17/2026	4.40	428,571	428,571
Federal Home Loan Bank Discount Notes 0% 1/2/2026	3.91 to 4.03	2,500,000	2,483,228
Federal Home Loan Bank Discount Notes 0% 1/28/2026	3.81	1,000,000	990,784
Federal Home Loan Bank Discount Notes 0% 1/7/2026	3.96	1,000,000	992,732
Federal Home Loan Bank Discount Notes 0% 1/9/2026	3.91	1,000,000	992,573
Federal Home Loan Bank Discount Notes 0% 11/19/2025	4.20	1,000,000	997,920
Federal Home Loan Bank Discount Notes 0% 11/5/2025	4.22	1,000,000	999,536
Federal Home Loan Bank Discount Notes 0% 11/7/2025	4.21	1,000,000	999,305
Federal Home Loan Bank Discount Notes 0% 12/5/2025	4.09	500,000	498,090
Federal Home Loan Bank Discount Notes 0% 2/25/2026	3.78	1,000,000	987,965
Federal Home Loan Bank Discount Notes 0% 2/27/2026	4.01	1,000,000	987,118
Federal Home Loan Bank Discount Notes 0% 2/6/2026	3.86	1,000,000	989,734
Federal Home Loan Bank Discount Notes 0% 2/9/2026	4.05	1,000,000	988,972
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 4.065% 11/24/2025 (d)(e)	4.07	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 4.075% 3/26/2026 (d)(e)	4.07	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 4.085% 10/2/2026 (d)(e)	4.08	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 4.085% 2/5/2026 (d)(e)	4.09	500,000	500,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 4.11% 11/28/2025 (d)(e)	4.11	500,000	500,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 4.115% 4/5/2027 (d)(e)	4.12	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 4.12% 12/8/2026 (d)(e)	4.12	500,000	500,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 4.13% 5/13/2026 (d)(e)	4.13	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.17% 2/5/2027 (d)(e)	4.17	500,000	500,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 4.17% 6/24/2027 (d)(e)	4.17	500,000	500,000
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 4.175% 11/12/2025 (d)(e)	4.18	500,000	500,000
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 4.19% 12/8/2025 (d)(e)	4.19	550,000	550,038
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 4.195% 11/14/2025 (d)(e)	4.19	125,000	125,003
Federal Home Loan Bank U.S. SOFR Index + 0.19%, 4.23% 12/18/2026 (d)(e)	4.23	500,000	500,000
Freddie Mac 0.64% 11/24/2025	4.36	1,000,000	997,723
Freddie Mac U.S. SOFR Index + 0.09%, 4.13% 1/26/2026 (d)(e)	4.13	1,000,000	1,000,064
Freddie Mac U.S. SOFR Index + 0.11%, 4.15% 5/7/2026 (d)(e)	4.15	1,000,000	1,000,000
Freddie Mac U.S. SOFR Index + 0.115%, 4.155% 4/2/2026 (d)(e)	4.16	500,000	500,000
Freddie Mac U.S. SOFR Index + 0.14%, 4.18% 10/16/2026 (d)(e)	4.18	500,000	500,000
TOTAL U.S. GOVERNMENT AGENCY - DEBT (Cost $59,931,649)			59,931,649

U.S. Treasury Obligations - 33.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/13/2026	3.90	800,000	793,754
US Treasury Bills 0% 1/15/2026	3.88 to 3.92	4,000,000	3,967,831
US Treasury Bills 0% 1/2/2026	3.90	1,000,000	993,352
US Treasury Bills 0% 1/20/2026	3.87	1,000,000	991,511
US Treasury Bills 0% 1/27/2026	3.85 to 3.88	3,000,000	2,972,347
US Treasury Bills 0% 1/6/2026	4.02	500,000	496,365
US Treasury Bills 0% 1/8/2026	3.89 to 4.23	2,400,000	2,382,101
US Treasury Bills 0% 11/12/2025	4.04 to 4.29	1,700,000	1,697,846
US Treasury Bills 0% 11/13/2025	4.19	2,000,000	1,997,233
US Treasury Bills 0% 11/18/2025	4.04 to 4.29	2,900,000	2,894,391
US Treasury Bills 0% 11/20/2025	4.17 to 4.31	5,000,000	4,988,953
US Treasury Bills 0% 11/25/2025	3.96	2,000,000	1,994,740
US Treasury Bills 0% 11/28/2025	4.03 to 4.29	3,000,000	2,990,806
US Treasury Bills 0% 12/11/2025	4.25	1,000,000	995,382
US Treasury Bills 0% 12/16/2025	3.98 to 4.16	3,000,000	2,984,975
US Treasury Bills 0% 12/18/2025	4.25	1,000,000	994,507
US Treasury Bills 0% 12/2/2025	3.98 to 4.28	3,000,000	2,989,546
US Treasury Bills 0% 12/23/2025	3.92 to 4.14	2,000,000	1,988,475
US Treasury Bills 0% 12/30/2025	4.07	600,000	596,047
US Treasury Bills 0% 12/9/2025	3.98	1,000,000	995,825
US Treasury Bills 0% 2/10/2026	3.82 to 3.84	1,500,000	1,484,071
US Treasury Bills 0% 2/12/2026	4.05	900,000	889,777
US Treasury Bills 0% 2/17/2026	3.86	1,000,000	988,570
US Treasury Bills 0% 2/24/2026	3.79	1,000,000	988,053
US Treasury Bills 0% 2/3/2026	3.83 to 3.85	6,000,000	5,940,624
US Treasury Bills 0% 3/3/2026	3.83	1,000,000	987,505
US Treasury Bills 0% 5/14/2026	4.09	500,000	489,411
US Treasury Bills 0% 7/9/2026	4.07 to 4.09	2,000,000	1,945,587
US Treasury Bills 0% 8/6/2026	3.91	1,000,000	970,964
US Treasury Notes 0.5% 2/28/2026	4.13 to 4.17	2,000,000	1,976,748
US Treasury Notes 0.625% 7/31/2026	4.06	1,000,000	975,162
US Treasury Notes 0.75% 4/30/2026	4.16	1,000,000	983,692
US Treasury Notes 4.25% 1/31/2026	4.28	1,000,000	999,918
US Treasury Notes 4.875% 4/30/2026	4.04	500,000	502,008
TOTAL U.S. TREASURY OBLIGATIONS (Cost $60,828,077)			60,828,077

TOTAL INVESTMENT IN SECURITIES - 95.6% (Cost $175,204,726)	175,204,726
NET OTHER ASSETS (LIABILITIES) - 4.4%	8,148,334
NET ASSETS - 100.0%	183,353,060

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
ABN AMRO Bank NV	4.18	10/31/2025	11/3/2025	1,000,000	1,000,348	Agency Mortgage-Backed Securities	5.50 - 6.50	5/1/2055 - 6/1/2055	1,020,356
ABN AMRO Bank NV	4.17	10/31/2025	11/3/2025	1,000,000	1,000,347	U.S. Treasuries (including strips)	1.00 - 4.25	10/31/2027 - 5/15/2035	1,020,362
BMO Chicago Branch	4.09	10/24/2025	11/7/2025	1,000,000	1,001,591	Agency Mortgage-Backed Securities	5.76 - 5.78	4/20/2072 - 5/20/2072	1,021,159
BNP Paribas, SA	4.04(f)	10/20/2025	11/20/2025	1,000,000	1,003,479	Agency Mortgage-Backed Securities	3.00 - 6.39	9/1/2037 - 9/20/2055	26,812
						U.S. Treasuries (including strips)	0.00	8/15/2035 - 8/15/2051	993,431
						Agency Debentures and Agency Strips	2.22 - 4.10	8/12/2036 - 12/28/2038	11,066
									1,031,309
Bank of Montreal	4.02	10/24/2025	11/24/2025	1,000,000	1,003,462	Agency Mortgage-Backed Securities	5.14 - 7.08	3/20/2066 - 10/20/2067	1,020,208
						Agency Debentures and Agency Strips	5.00	6/25/2055	957
									1,021,165
Barclays Bank PLC	4.05(f)	10/10/2025	11/12/2025	1,000,000	1,003,713	Agency Mortgage-Backed Securities	2.00 - 6.00	4/20/2051 - 5/16/2065	1,016,778
						Agency Collateralized Mortgage Obligation	4.50 - 5.18	6/1/2026 - 6/25/2054	1,106
						Agency Debentures and Agency Strips	2.50 - 6.00	12/1/2027 - 2/25/2055	5,070
									1,022,954
Barclays Bank PLC	4.17	10/31/2025	11/3/2025	1,000,000	1,000,347	Agency Mortgage-Backed Securities	3.00 - 6.00	2/1/2042 - 4/15/2060	1,015,727
						Agency Collateralized Mortgage Obligation	2.50 - 3.00	3/15/2044 - 10/1/2050	4,672
									1,020,399
BofA Securities, Inc.	3.87	10/27/2025	1/27/2026	1,000,000	1,009,890	U.S. Treasuries (including strips)	1.00 - 4.63	6/30/2028 - 9/30/2030	1,020,791
BofA Securities, Inc.	4.10(f)	8/5/2025	12/5/2025	1,000,000	1,013,895	Agency Mortgage-Backed Securities	2.50 - 7.00	2/1/2028 - 7/1/2054	1,031,051
BofA Securities, Inc.	4.10(f)	8/1/2025	12/1/2025	500,000	506,947	Agency Mortgage-Backed Securities	1.50 - 3.50	8/1/2028 - 1/1/2052	515,777
Canadian Imperial Bank of Commerce	4.21	9/2/2025	11/3/2025	1,000,000	1,007,250	U.S. Treasuries (including strips)	0.38 - 4.75	1/31/2026 - 8/15/2055	1,027,483
Citigroup Global Capital Markets Inc	4.35(f)	10/31/2025	12/31/2025	1,000,000	1,007,371	Agency Mortgage-Backed Securities	4.20 - 4.93	10/1/2028 - 11/1/2031	1,020,351
Citigroup Global Capital Markets Inc	4.12(f)	10/22/2025	12/23/2025	1,000,000	1,007,095	Agency Mortgage-Backed Securities	4.20 - 4.93	10/1/2028 - 11/1/2031	1,020,912
						U.S. Treasuries (including strips)	3.00	11/15/2044	562
									1,021,474
Citigroup Global Capital Markets Inc	4.11(f)	10/22/2025	12/23/2025	500,000	503,539	U.S. Treasuries (including strips)	0.00 - 3.96	10/29/2026 - 8/15/2041	510,770
Fixed Income Clearing Corp - Citi	4.16	10/31/2025	11/3/2025	2,000,000	2,000,693	U.S. Treasuries (including strips)	0.63 - 4.75	11/30/2025 - 2/15/2045	2,040,798
Fixed Income Clearing Corp - Credit Agricole	4.07	10/31/2025	11/3/2025	3,000,000	3,001,018	U.S. Treasuries (including strips)	3.88	7/31/2030	3,088,554
Fixed Income Clearing Corp - Goldman	4.02	10/30/2025	11/6/2025	1,000,000	1,000,782	U.S. Treasuries (including strips)	4.75	2/15/2045	1,020,344
Fixed Income Clearing Corp - Goldman	4.16	10/31/2025	11/3/2025	2,000,000	2,000,693	Agency Mortgage-Backed Securities	3.00 - 5.00	7/1/2032 - 7/1/2052	2,040,708
Fixed Income Clearing Corp - ING	4.16	10/31/2025	11/3/2025	1,000,000	1,000,347	U.S. Treasuries (including strips)	4.13	11/30/2031	1,064,257
Fixed Income Clearing Corp - Mizuho	4.17	10/31/2025	11/3/2025	1,000,000	1,000,347	Agency Mortgage-Backed Securities	1.50 - 7.50	8/1/2031 - 2/1/2054	1,019,842
						U.S. Treasuries (including strips)	0.63 - 4.63	11/30/2027 - 9/30/2030	512
									1,020,354
Fixed Income Clearing Corp - Morgan Stanley	4.16	10/31/2025	11/3/2025	2,000,000	2,000,693	Agency Mortgage-Backed Securities	2.50 - 7.00	7/15/2031 - 8/20/2055	1,653,832
						U.S. Treasuries (including strips)	0.00 - 3.63	11/28/2025 - 8/15/2051	386,875
									2,040,707
Fixed Income Clearing Corp - Morgan Stanley	4.16	10/31/2025	11/3/2025	2,000,000	2,000,693	Agency Mortgage-Backed Securities	5.00	8/1/2055	2,030,331
						U.S. Treasuries (including strips)	1.25 - 4.63	5/31/2028 - 5/15/2045	10,377
									2,040,708
Fixed Income Clearing Corp - Natixis	4.18	10/31/2025	11/3/2025	1,000,000	1,000,348	U.S. Treasuries (including strips)	4.38	12/31/2029	1,019,973
Fixed Income Clearing Corp - Nomura	4.16	10/31/2025	11/3/2025	1,000,000	1,000,347	U.S. Treasuries (including strips)	0.00 - 4.13	1/27/2026 - 5/31/2032	1,020,378
Goldman Sachs & Co LLC	4.05	10/29/2025	11/5/2025	1,000,000	1,000,788	Agency Mortgage-Backed Securities	3.00 - 6.50	10/1/2033 - 3/1/2055	1,020,574
HSBC Securities Inc (USA)	4.12	10/28/2025	11/4/2025	1,000,000	1,000,801	U.S. Treasuries (including strips)	0.00 - 3.75	2/10/2026 - 11/15/2040	1,020,708
ING Financial Markets LLC	4.05	10/30/2025	12/11/2025	500,000	502,363	Agency Mortgage-Backed Securities	4.50	8/1/2052	510,230
ING Financial Markets LLC	4.15	10/28/2025	11/4/2025	1,000,000	1,000,807	U.S. Treasuries (including strips)	0.00	2/19/2026	1,020,741
JP Morgan Securities, LLC	4.06(f)	10/23/2025	11/24/2025	4,000,000	4,014,436	U.S. Treasuries (including strips)	0.38 - 3.96	7/31/2027 - 8/15/2050	4,085,303
JP Morgan Securities, LLC	4.07(f)	10/14/2025	11/13/2025	2,000,000	2,006,783	Agency Mortgage-Backed Securities	2.50 - 7.00	10/20/2031 - 2/20/2065	2,044,809
Lloyds Bank Corp Mrkts	4.10	10/31/2025	11/7/2025	1,000,000	1,000,797	U.S. Treasuries (including strips)	1.63 - 4.25	5/31/2029 - 2/15/2054	1,020,371
Lloyds Bank Corp Mrkts	4.04	10/30/2025	11/6/2025	1,000,000	1,000,786	U.S. Treasuries (including strips)	3.38 - 3.88	7/15/2028 - 5/15/2033	1,020,533
Lloyds Bank Corp Mrkts	4.05	10/29/2025	11/5/2025	1,000,000	1,000,788	U.S. Treasuries (including strips)	1.13 - 4.63	11/15/2026 - 2/15/2031	1,020,597
Lloyds Bank PLC	4.32	8/7/2025	11/7/2025	1,000,000	1,011,040	U.S. Treasuries (including strips)	0.50 - 4.38	4/30/2027 - 5/15/2034	1,030,790
MUFG Securities EMEA PLC	4.16	10/31/2025	11/3/2025	945,000	945,328	U.S. Treasuries (including strips)	3.50	9/30/2027	963,939
Norinchukin Bank	4.13	10/28/2025	11/4/2025	1,000,000	1,000,803	U.S. Treasuries (including strips)	4.13	11/30/2031	1,020,391
RBC Financial Group	3.99	10/23/2025	12/11/2025	1,000,000	1,005,431	U.S. Treasuries (including strips)	0.38 - 4.25	3/15/2027 - 7/15/2028	589,150
						Agency Collateralized Mortgage Obligation	5.63	1/25/2055	872
						Agency Debentures and Agency Strips	4.09 - 4.88	10/1/2029 - 8/25/2052	435,501
									1,025,523
Societe Generale	4.10	10/31/2025	11/7/2025	1,000,000	1,000,797	U.S. Treasuries (including strips)	4.50	11/15/2054	1,030,419
US Bancorp Inv	4.19	10/31/2025	11/3/2025	1,000,000	1,000,349	U.S. Treasuries (including strips)	3.50 - 4.75	3/15/2027 - 8/15/2055	1,020,362
Wells Fargo Bank NA	4.13	10/28/2025	11/4/2025	1,000,000	1,000,803	U.S. Treasuries (including strips)	4.25	2/28/2029	1,020,787
Wells Fargo Securities, LLC	4.28	8/19/2025	11/18/2025	500,000	505,409	Agency Collateralized Mortgage Obligation	2.90	6/25/2027	519,654
Wells Fargo Securities, LLC	4.28	8/12/2025	11/10/2025	500,000	505,350	Agency Collateralized Mortgage Obligation	2.90 - 4.31	6/25/2027 - 3/25/2036	520,083
Total Repurchase Agreements				49,445,000	49,578,894				50,617,996

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$2,000,000 due 11/03/2025 at 4.16%
Bank of America NA	515,000
Sumitomo Mitsui Banking Corp	211,000
Wells Fargo Bank NA	644,000
Wells Fargo Securities LLC	630,000
2,000,000
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $54,445,000) - See accompanying schedule: Unaffiliated issuers (cost $175,204,726)		$175,204,726
Cash		1,001,094
Receivable for fund shares sold		18,960,755
Interest receivable		342,878
Total assets		195,509,453
Liabilities
Payable for investments purchased	$4,987,505
Payable for fund shares redeemed	6,958,605
Distributions payable	210,283
Total liabilities		12,156,393
Net Assets		$183,353,060
Net Assets consist of:
Paid in capital		$183,371,980
Total accumulated earnings (loss)		(18,920)
Net Assets		$183,353,060
Net Asset Value, offering price and redemption price per share ($183,353,060 ÷ 183,365,999 shares)		$1.00
Statement of Operations
Six months ended October 31, 2025 (Unaudited)
Investment Income
Interest		$3,468,171
Expenses
Independent trustees' fees and expenses	$181
Proxy fee	85
Total expenses		266
Net Investment income (loss)		3,467,905
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,789
Total net realized gain (loss)		2,789
Net increase in net assets resulting from operations		$3,470,694
Statement of Changes in Net Assets

	Six months ended October 31, 2025 (Unaudited)	Year ended April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,467,905	$6,991,823
Net realized gain (loss)	2,789	8,809
Net increase in net assets resulting from operations	3,470,694	7,000,632
Distributions to shareholders	(3,478,757)	(7,003,203)

Share transactions
Proceeds from sales of shares	3,459,964,372	6,427,842,115
Reinvestment of distributions	2,358,324	4,669,314
Cost of shares redeemed	(3,430,908,111)	(6,417,747,960)

Net increase (decrease) in net assets and shares resulting from share transactions	31,414,585	14,763,469
Total increase (decrease) in net assets	31,406,522	14,760,898

Net Assets
Beginning of period	151,946,538	137,185,640
End of period	$183,353,060	$151,946,538

Other Information
Shares
Sold	3,459,966,648	6,427,838,064
Issued in reinvestment of distributions	2,358,324	4,669,314
Redeemed	(3,430,908,111)	(6,417,747,960)
Net increase (decrease)	31,416,861	14,759,418

Financial Highlights
Fidelity Flex® Government Money Market Fund

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.022	.049	.054	.031	.001	.002
Net realized and unrealized gain (loss)	- B	- B	- B	- B	- B	(.001)
Total from investment operations	.022	.049	.054	.031	.001	.001
Distributions from net investment income	(.022)	(.049)	(.054)	(.031)	(.001)	(.001)
Total distributions	(.022)	(.049)	(.054)	(.031)	(.001)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	2.21%	5.01%	5.49%	3.17%	.10%	.15%
Ratios to Average Net Assets A,E,F
Expenses before reductions	-% G,H	-% H	.12%	-% H	-% H	-% H
Expenses net of fee waivers, if any H	- % G	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% G	-%	-%	-%	-%	-%
Net investment income (loss)	4.34% G	4.86%	5.36%	3.15%	.10%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$183,353	$151,947	$137,186	$100,188	$116,405	$98,979

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount represents less than .005%.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2025

1. Organization.
Fidelity Flex Government Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$175,204,726

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
5. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex Government Money Market Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable. The Board's decision to renew the fund's Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of the Investment Advisers, and also considered the Investment Advisers implementation of the fund's investment program and experience. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the lineup of the Fidelity funds; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9881598.108
ZGY-SANN-1225
Fidelity® Treasury Digital Fund

Semi-Annual Report
October 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-297-2952 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Treasury Digital Fund
Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 100.0%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 1/15/2026	3.88	15,000,000	14,879,844
US Treasury Bills 0% 1/8/2026	3.89	25,000,000	24,818,194
US Treasury Bills 0% 11/12/2025	4.04	25,000,000	24,969,215
US Treasury Bills 0% 11/18/2025	4.04 to 4.29	28,000,000	27,944,821
US Treasury Bills 0% 11/20/2025	4.02	4,000,000	3,991,556
US Treasury Bills 0% 11/25/2025	3.96 to 4.28	60,000,000	59,839,417
US Treasury Bills 0% 11/28/2025	4.03	40,000,000	39,879,700
US Treasury Bills 0% 12/11/2025	3.91	18,453,100	18,373,342
US Treasury Bills 0% 12/16/2025	3.98	10,000,000	9,950,500
US Treasury Bills 0% 12/23/2025	3.90 to 3.92	51,250,000	50,961,299
US Treasury Bills 0% 12/4/2025	3.96	40,000,000	39,855,533
US Treasury Bills 0% 12/9/2025	3.98	15,000,000	14,937,379
TOTAL U.S. TREASURY OBLIGATIONS (Cost $330,400,800)			330,400,800

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $330,400,800)	330,400,800
NET OTHER ASSETS (LIABILITIES) - 0.0%	(53,149)
NET ASSETS - 100.0%	330,347,651

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of October 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $330,400,800)		$330,400,800
Cash		7
Receivable from investment adviser for expense reductions		14,280
Total assets		330,415,087
Liabilities
Accrued management fee	$67,436
Total liabilities		67,436
Net Assets		$330,347,651
Net Assets consist of:
Paid in capital		$330,344,995
Total accumulated earnings (loss)		2,656
Net Assets		$330,347,651

Net Asset Value and Maximum Offering Price
Liquidity Class :
Net Asset Value, offering price and redemption price per share ($96,850,125 ÷ 96,849,141 shares)		$1.00
OnChain Class :
Net Asset Value, offering price and redemption price per share ($233,497,526 ÷ 233,495,854 shares)		$1.00
Statement of Operations
Six months ended October 31, 2025 (Unaudited)
Investment Income
Interest		$5,021,872
Expenses
Management fee	$291,615
Independent trustees' fees and expenses	207
Interest	4,964
Total expenses before reductions	296,786
Expense reductions	(72,948)
Total expenses after reductions		223,838
Net Investment income (loss)		4,798,034
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,745
Total net realized gain (loss)		1,745
Net increase in net assets resulting from operations		$4,799,779
Statement of Changes in Net Assets

	Six months ended October 31, 2025 (Unaudited)	For the period December 23, 2024 (commencement of operations) through April 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,798,034	$684,721
Net realized gain (loss)	1,745	-
Net increase in net assets resulting from operations	4,799,779	684,721
Distributions to shareholders	(4,797,124)	(684,720)

Share transactions - net increase (decrease)	229,484,313	-
Total increase (decrease) in net assets	229,486,968	100,860,683

Net Assets
Beginning of period	100,860,683	-
End of period	$330,347,651	$100,860,683

Financial Highlights
Fidelity® Treasury Digital Fund Liquidity

	Six months ended October 31, 2025 (Unaudited)	Years ended April 30, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.021	.015
Net realized and unrealized gain (loss)	- C	-
Total from investment operations	.021	.015
Distributions from net investment income	(.021)	(.015)
Total distributions	(.021)	(.015)
Net asset value, end of period	$1.00	$1.00
Total Return D,E	2.08%	1.47%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25% H	.26% H
Expenses net of fee waivers, if any	.18 % H	.18% H
Expenses net of all reductions, if any	.18% H	.18% H
Net investment income (loss)	4.11% H	4.13% H
Supplemental Data
Net assets, end of period (000 omitted)	$96,850	$100,861

AFor the period December 23, 2024 (commencement of operations) through April 30, 2025.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
Fidelity® Treasury Digital Fund OnChain

Six months ended October 31, 2025 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$1.00
Income from Investment Operations
Net investment income (loss) B	.010
Net realized and unrealized gain (loss)	- C
Total from investment operations	.010
Distributions from net investment income	(.010)
Total distributions	(.010)
Net asset value, end of period	$1.00
Total Return D,E	.99%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.26% H
Expenses net of fee waivers, if any	.20 % H
Expenses net of all reductions, if any	.20% H
Net investment income (loss)	4.00% H
Supplemental Data
Net assets, end of period (000 omitted)	$233,498

AFor the period August 4, 2025 (commencement of sale of shares) through October 31, 2025.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended October 31, 2025

1. Organization.
Fidelity Treasury Digital Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Liquidity Class and OnChain Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. OnChain Class commenced sale of shares on August 4, 2025.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$330,400,800

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as interest expense. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Liquidity Class	.25%
OnChain Class	.25%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Treasury Digital Fund	38,850,000	4.60%	4,964

5. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through August 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Liquidity Class	.18%	53,774
OnChain Class	.20%	18,716
		72,490

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $458.

Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2025 A	Year ended April 30, 2025 B
Fidelity Treasury Digital Fund
Distributions to shareholders
Liquidity Class	$3,388,377	$684,720
OnChain Class	1,408,747	-
Total	$4,797,124	$684,720

A Distributions for Class OnChain are for the period August 4, 2025 (commencement of sale of shares) through October 31, 2025.
B For the period December 23, 2024 (commencement of operations) through April 30, 2025.

Share Transactions.
Transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2025	Year ended April 30, 2025 B	Six months ended October 31, 2025	Year ended April 30, 2025 B
Fidelity Treasury Digital Fund
Liquidity Class
Shares sold	313,459,496	100,175,962	$313,459,496	$100,175,962
Reinvestment of distributions	3,388,269	684,720	3,388,269	684,720
Shares redeemed	(320,859,306)	-	(320,859,306)	-
Net increase (decrease)	(4,011,541)	100,860,682	$(4,011,541)	$100,860,682
OnChain Class A
Shares sold	234,579,656	-	$234,579,656	$-
Reinvestment of distributions	1,408,747	-	1,408,747	-
Shares redeemed	(2,492,549)	-	(2,492,549)	-
Net increase (decrease)	233,495,854	-	$233,495,854	$-

A Share transactions for Class OnChain are for the period August 4, 2025 (commencement of sale of shares) through October 31, 2025.
B  For the period December 23, 2024 (commencement of operations) through April 30, 2025.

6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, certain otherwise unaffiliated shareholders were owners of record of more than 50% of the outstanding shares as follows:

Fund	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
Fidelity Treasury Digital Fund	1	98%

7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9917093.100
TDL-SANN-1225

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hereford Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	December 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	December 22, 2025